iSHARES MSCI SERIES



SEMI-ANNUAL REPORT
February 28, 2002


[LOGO OMITTED.]
iSHARES
-------------------------
BARCLAYS GLOBAL INVESTORS


                                                        THE WAY YOU INVEST NOW.
                                                                   ONLY BETTER.
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                                                                   iSHARES, INC.
--------------------------------------------------------------------------------


Dear Shareholder:

    We are pleased to present the semi-annual report for the iShares MSCI Index Funds (the "Funds"). This report covers the semi-annual period from September 1, 2001 through February 28, 2002. The semi-annual report contains important information about the performance of your investment, a manager's discussion and analysis for each Fund from the Funds' Investment Adviser, Barclays Global Fund Advisors, as well as other important financial information.

     Each Fund seeks to provide exposure to a particular country's or region's stock market by tracking the performance of a Morgan Stanley Capital International ("MSCI") Index. The Investment Adviser's discussion contains information about performance and tracking for each of the Funds.

GROWTH ACTIVITY

     The Funds continue to be an efficient way to invest in selected foreign equity markets. As of February 28, 2002, net assets of the twenty-two iShares MSCI Index Funds totaled almost $1.7 billion.

     Because the value of total net assets fluctuates with the performance of the respective foreign equity markets, we believe that the number of shares outstanding offers a better indicator of the Funds' attractiveness to investors. As of February 28, 2002, shares outstanding were 166.9 million, up from 152.3 million at August 31, 2001. The sustained increase in shares outstanding shows the growing acceptance of iShares among investors as a way to access foreign equity markets.

NEW FUND

     On October 26, 2001, the iShares MSCI Pacific ex-Japan Index Fund commenced operations. The financial statements and manager's discussion and analysis for this Fund are contained in this report.

INTERNATIONAL PERFORMANCE

     Although the performance review for each Fund contained in this report addresses some of the specific issues that affected the performance of the Fund's particular market, a number of trends had a global impact over the reporting period. The economic slowdown that the United States experienced during this period also continued to take its toll in Europe and Asia. In Europe, economies generally continued to slide. By year-end, Germany appeared to be approaching recession, and France and Italy appeared to be close behind. In the United Kingdom, however, economic conditions were markedly better -- the United Kingdom ended the year with one of the strongest rates of growth of any of the major industrial countries. In Asia, Japan found itself in its fourth recession in a decade. The country has, in effect, been in a prolonged slump for the entire decade, alleviated periodically by massive injections of government spending.

     As it became more apparent that the global economy was slowing, investors increasingly favored stocks considered relatively "defensive," such as consumer staples, utilities and financials. Conversely, information-technology and telecommunications stocks were among the worst performers on a sector basis, as demand for technology and telecommunications products and services declined on a worldwide basis.

ELECTRONIC DELIVERY OF FINANCIAL REPORTS

     iShares is pleased to announce the availability of electronic delivery of financial reports and other regulatory documents or communications. Please contact your broker to sign up.

     We thank you for your continued support of and confidence in iShares, Inc. and hope the Funds will continue to meet your investment needs.

     Sincerely,

     /S/ GARRETT F. BOUTON
     Garrett F. Bouton
     Chairman and President
     iShares, Inc.

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INTRODUCTION

     In this section, the Investment Adviser discusses the performance of the iShares MSCI Index Funds (each, a "Fund", and collectively, the "Funds"). This section provides an overview of how each Fund seeks to track its respective underlying index and identifies some of the key factors that contributed to the Funds' performance against their benchmarks during the period.

     Each Fund invests in a representative sample of the underlying securities in a corresponding MSCI Index using an analytic technique known as "portfolio sampling", as opposed to a full replication of the corresponding MSCI Index. Certain Funds may also invest to a limited extent in stocks that are not included in the relevant MSCI Index to permit them additional flexibility to comply with diversification and other requirements.

     There are several important factors that should be kept in mind when reviewing the performance of each Fund.

     PORTFOLIO SAMPLING: Portfolio sampling is a disciplined approach to investing that attempts to capture index returns by investing in a representative sample of securities in an index. This investment approach helps the adviser maximize the liquidity and float of a Fund's portfolio, while at the same time attempting to match the overall risk and return characteristics of the relevant index. Because of portfolio sampling, the composition of each Fund will vary from that of its benchmark MSCI Index. This may cause performance to vary positively or negatively from that of its corresponding MSCI Index during any period.

     FUND EXPENSES: The MSCI Indices are only statistical composites that track changes in the financial markets of a particular country or region. Since the indices do not actually hold a portfolio of securities, they do not bear management, administration, distribution, transaction or other expenses. The Funds, like all investment companies, incur such expenses, and these expenses negatively impact the performance of the Funds, as compared to their benchmark MSCI Indices.

     CONSTRAINTS ON PORTFOLIO MANAGEMENT: The Investment Adviser is subject to a number of constraints when managing the MSCI Index Funds' portfolios. Since the MSCI Indices are not bound by these same constraints, these constraints may impact the Adviser's ability to track the benchmark MSCI Indices. The "Single Issuer Rule" and the "5/50 Rule" are two constraints in the Internal Revenue Code that affect the performance of a number of the Funds.

     The "SINGLE ISSUER RULE" generally requires that not more than 25% of the value of a Fund's total assets may be invested in the securities of a single issuer. As an example, Samsung Electronics had a weighting of 28.55% in the MSCI South Korea Index as of February 28, 2002. Because of the "Single Issuer Rule", however, the iShares MSCI South Korea Index Fund could not hold more than 25% in Samsung Electronics.

     The "5/50 RULE" generally precludes the sum of all of the securities weighted over 5% in a Fund's portfolio from exceeding 50% of a Fund's total assets. Many of the benchmark MSCI Indices have a greater than 50% weighting of securities that account for more than 5% of the respective index. For example, the sum of all the stocks with weightings of 5% or greater in the MSCI Mexico Index was 82.1% as of February 28, 2002; so the iShares MSCI Mexico Index Fund had to be underweight in some of these stocks relative to the benchmark, and therefore overweight in other stocks.

     REVENUE DIFFERENTIAL: The term "revenue differential", refers to differences between the way the Funds and the MSCI Indices record dividend accruals/ reinvestments. The Funds record dividend revenues on the "ex" dates of the underlying stocks. Prior to January 1, 2001, for developed markets, MSCI used

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                                                                   iSHARES, INC.
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smoothed  dividends as opposed to actual dividends by allocating annual dividend revenues evenly over a 12-month period. Separately, the Funds might have different dividend rates versus the Indices due to portfolio sampling or different withholding taxes. Finally, while the sole source of revenues for the MSCI Indices is dividends, the Funds receive interest on uninvested cash and, in the case of most Funds, revenues from the lending of portfolio securities.

     EFFECT OF UNINVESTED ASSETS: Uninvested assets held by the Funds affect performance relative to their respective benchmark indices. In contrast, the MSCI Indices are always fully invested in the underlying stocks and thus do not reflect any "unequitized" assets. The "effect of uninvested assets" refers to the impact on performance of the portion of a Fund that is not invested in stocks. Cash is the principal "unequitized" assets of the Funds. The effect of uninvested assets will tend to cause each Fund to outperform its benchmark index in falling markets and underperform the benchmark index in rising markets. However, even within a period that has a down market return there can be a short period of rising market where the uninvested assets in a Fund have a negative impact on return. This could cause the effect of uninvested assets to worsen a loss for the period.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------
-------------
  AUSTRALIA
-------------

                        iSHARES MSCI AUSTRALIA INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
   4.63%     3.30%      4.04%    0.40%     0.23%      1.04%     2.03%    1.91%     2.55%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/29/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI AUSTRALIA INDEX

Consumer Discretionary     9.91%
Consumer Staples           8.42%
Energy                     2.51%
Financials                47.37%
Health Care                3.07%
Industrials                6.37%
Information Technology     0.05%
Materials                 19.15%
Telecommunication Services 2.33%
Utilities                  0.82%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Australia Index Fund (the "Australia Fund") was 3.69% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was also 3.69%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Australia Fund performed in line with its benchmark over the reporting period. The negative impact of expenses, which subtracted 0.42 percentage points from the Fund's return, was fully offset by the positive impact of security sampling and uninvested assets, which contributed 0.39 and 0.03 percentage points respectively.


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                                                                   iSHARES, INC.
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-----------------------
  AUSTRALIA (CONTINUED)
-----------------------

   KEY MARKET CONDITIONS
   Except for a brief decline in September and some weakness in February, the MSCI Australia Index was on an upward trajectory for most of the reporting period.
   Australian equities were weakened at the start of September by pessimism about the world economy. The market dropped still further after the events of September 11. Yet many Australian stocks showed resilience in the following weeks and kept up their strength into the new year.
   The Australian market's rally was sparked by growing optimism that the U.S., European and Asian economies, Australia's chief export markets, could recover quickly in 2002. Mining and natural resource companies were among the Australian market's better performers during the reporting period. Shares of BHP Billiton Ltd. (9.03% of the Index as of February 28, 2002), for example, rose after the company reported better-than-expected results, even in the recessionary climate. Investors were also encouraged by signs that Australia's own economy remained strong. One of its strongest engines was the housing market, which was bolstered by low interest rates and government grants to first-time home buyers.
   Toward the end of the reporting period, Australia's rally lost momentum as weak corporate results undermined investors' confidence. Companies as diverse as mining concern Rio Tinto (2.57% of the Index as of February 28, 2002) and insurer AMP (4.34% of the Index as of February 28, 2002) said that their business outlook over at least the near term was still uncertain.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

----------
  AUSTRIA
----------

                         iSHARES MSCI AUSTRIA INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
   (7.59)%  (7.97)%    (8.06)%   (3.54)%  (3.58)%    (3.10)%   (3.97)%  (3.86)%   (2.86)%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/27/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR  BREAKOUT
MSCI AUSTRIA INDEX

Energy                     16.62%
Financials                 20.05%
Industrials                18.66%
Materials                  21.42%
Telecommunication Services 14.66%
Utilities                   8.59%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Austria Index Fund (the "Austria Fund") was -5.87% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -4.66% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Austria Fund underperformed the benchmark by 1.21 percentage points over the reporting period, due to the combined impact of security sampling, expenses and uninvested assets. These factors subtracted 0.71, 0.42 and 0.08 percentage points respectively from the Fund's returns.


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                                                                   iSHARES, INC.
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---------------------
  AUSTRIA (CONTINUED)
---------------------

   As discussed in the Introduction, portfolio management constraints can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the Single Issuer and 5/50 Rules, for example, the Austria Fund was obligated to significantly underweight such large cap names as Oest Elektrizitats (8.59% of the Index as of February 28, 2002), which caused 0.18% underperformance in December and then another 0.20% underperformance in January, as well as Mayr Melnhof Karton (7.61% of the Index as of February 28, 2002), resulting in 0.18% underperformance in January and 0.14% underperformance in February.

   KEY MARKET CONDITIONS
   The Austrian equity market fared significantly better than many other European markets over the six months ended February 28, 2002.
   Austria's market owed much of its resilience to its large contingent of old economy stocks, which investors sought out as the prospects for more growth-oriented companies such as technology firms appeared to dim. Basic materials stocks, including steel producers Voest-Alpine and Boehler-Uddeholm and brick maker Weinerberger (all three among the Fund's 10 largest holdings as of February 28, 2002), benefited from investors' cautious mood.
   After the events of September 11, however, many Austrian stocks, like others across the globe, declined in value for a time as investors sought to determine how severe and widespread the impact of the attacks would be. In Austria, transportation stocks such as Flughafen Wien, which operates the Vienna Airport, were among the hardest hit. Yet investors' initial concerns about Flughafen Wien, one of the Fund's 10 largest holdings as of February 28, 2002, proved to be largely unfounded; in mid-October, Flughafen Wien reported that traffic through the Vienna airport fell less than 4% in September. Continued growth in air traffic to and from eastern Europe helped to offset declines in the company's other markets and buoy its share price.
   Growth opportunities in eastern and central Europe also helped drive up shares of Erste Bank, the Fund's second largest holding as of February 28, 2002. The bank and its investors also reaped the benefits of successful restructuring efforts. Restructuring also boosted Telekom Austria, another of the Fund's 10 largest holdings. Its shares rose sharply over the reporting period as some investors speculated that the success of Telekom's cost cutting measures made it an attractive acquisition target.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

-----------
  BELGIUM
-----------

                         iSHARES MSCI BELGIUM INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (15.03)% (15.05)%   (16.06)%  (0.25)%   (0.32)%     1.36%     1.71%    1.73%     3.67%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/27/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI BELGIUM INDEX

Consumer Discretionary     2.11%
Consumer Staples          11.71%
Financials                61.87%
Health Care                7.09%
Industrials                1.15%
Information Technology     0.54%
Materials                  5.75%
Utilities                  9.78%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Belgium Index Fund (the "Belgium Fund") was -9.40% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -11.66% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Belgium Fund outperformed its benchmark by 2.26 percentage points over the reporting period. This was due to the positive impact of security sampling, which contributed 2.65 percentage points to the Fund's returns, and of uninvested assets, which contributed 0.03 percentage points. Those factors were partially offset by the negative impact of expenses, which subtracted 0.42 percentage points from the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

----------------------
  BELGIUM (CONTINUED)
----------------------

   As discussed in the Introduction, portfolio management constraints can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the Single Issuer and 5/50 Rules, for example, the Belgium Fund was obligated to underweight Belgium's largest stock, Fortis. In December 2001, Fortis' Belgian and Dutch lines merged, effectively increasing Fortis' weighting in the MSCI Belgium Index to 39% from 23%. Due to IRS diversification requirements, the Belgium Fund was limited to holding no more than 25% of Fortis, which since the merger had been under-performing the market. As a result, the Fund outperformed its benchmark by 0.21% in December, 0.80% in January and 0.41% in February.

   KEY MARKET CONDITIONS
   Like other equity markets around the world, the Belgian stock market faced a difficult environment over the six months ended February 28, 2002.
   The global economic slowdown was already weighing on the shares of many Belgian companies as the reporting period began on September 1, 2001. The terrorist attacks that occurred only 10 days later in the United States drove Belgium's market down even further. The country's numerous financial services firms faced some of the most intense selling pressure in the first few days after the events of September 11, as investors tried to assess the impact on the insurance operations of companies such as Fortis. (As of February 28, 2002, Fortis was the Fund's largest holding at 22.61% of net assets.)
   Within weeks, however, the Belgian market began to recover along with others around the world. Investors grew more optimistic that the U.S. and European economies would soon pull out of their slump. But Belgium's relatively low percentage of technology stocks, which led the rally elsewhere, meant that the Belgian market lagged a number of its neighbors over the autumn.
   In addition, it soon became clear that the economic downturn was still having a significant and lasting impact on Belgian corporations. In November, for example, Fortis reported that its 2001 earnings were likely to be lower than it had originally anticipated but that it would still post a profit for the year, an announcement that sent its shares lower.
   In February 2002, however, Fortis surprised many investors by announcing that it would, in fact, post a loss for 2001 rather than a profit. Fortis shares dropped sharply after the announcement. The news also cast a shadow over Belgium's numerous other financial-services stocks, including Dexia (the Fund's second-largest holding as of February 28, 2002).

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  BRAZIL
---------

                         iSHARES MSCI BRAZIL INDEX FUND
                            PERFORMANCE AS OF 2/28/02
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                 ONE YEAR                          SINCE INCEPTION**
      -----------------------------            ---------------------------
          NAV     MARKET     INDEX*             NAV      MARKET    INDEX*
         -----   --------   --------          --------  --------  --------
       (16.09)%   (12.73)%  (14.58)%          (19.43)%  (14.31)%  (17.03)%
--------------------------------------------------------------------------------
* Index returns reflect performance of the MSCI Standard Index up to 06/29/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (07/11/00) for the NAV and Index returns and from the first day of trading on the exchange (07/14/00) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI BRAZIL INDEX

Consumer Discretionary      0.66%
Consumer Staples           11.45%
Energy                     27.33%
Financials                 18.31%
Industrials                  2.5%
Materials                  11.66%
Telecommunication Services 17.78%
Utilities                  10.31%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Brazil Index Fund (the "Brazil Fund") was 17.59% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned 17.91% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Brazil Fund underperformed its benchmark by 0.32 percentage points over the reporting period. The Fund's expenses, which subtracted 0.50 percentage points from its returns, were partially offset by the positive impact of small security misweights and uninvested assets, which contributed 0.18 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

--------------------
  BRAZIL (CONTINUED)
--------------------

   KEY MARKET CONDITIONS
   Brazil's equity market was quite volatile over the reporting period, reflecting major swings in market sentiment.
   The market was driven down sharply in September as investors worried that Argentina's economic crisis would spill over into Brazil. The September 11 attacks on the United States put further pressure on the MSCI Brazil Index, which posted a double-digit decline for September.
   Many Brazilian companies were also hit hard by the economic slowdown around the world and by high interest rates and electricity rationing at home. Petrobras (26.98% of the Index as of February 28, 2002), for example, had to struggle not only with declining oil prices on the world market but also with a 15% cut in domestic petrol prices mandated by the government.
   From October through December, however, market sentiment toward Brazil improved significantly. Even as Argentina's crisis worsened, the resilience of Brazil's economy gave many investors cause for optimism. The banking sector was at the forefront of the rally. Companies such as Banco Itau and Banco Bradesco (7.69% and 7.40% of the Index as of February 28, 2002) benefited from lending at the same high interest rates that proved to be such a burden for most other Brazilian companies. In fact, both banks reported record earnings in 2001. Itau and Bradesco also profited from hedging their currency exposure as Brazil's REAL depreciated sharply versus the U.S. dollar over the first nine months of 2001.
   Fluctuations in the REAL'S value also had a major impact on returns for U.S. dollar based investors in Brazil. As the country's economic situation appeared to improve in the fourth quarter, the REAL appreciated rapidly versus the dollar. In December alone, the MSCI Brazil Index rose 3.89% in local currency terms and 13.78% when translated into U.S. dollar returns a difference of nearly 10 percentage points. The REAL weakened in January, however, when Argentina devalued its currency. Although Brazil's equity market also dropped that month, it ended the reporting period on a high note, Brazilian stocks rallied in February when the country's central bank surprised many investors by cutting interest rates.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  CANADA
---------

                         iSHARES MSCI CANADA INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (10.17)%  (9.16)%    (9.89)%    4.91%    4.88%      5.53%     8.16%    7.96%      8.88%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/29/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI CANADA INDEX

Consumer Discretionary      7.51%
Consumer Staples            2.78%
Energy                     14.57%
Financials                 33.34%
Health Care                 2.72%
Industrials                 8.10%
Information Technology      9.30%
Materials                  14.40%
Telecommunication Services  2.28%
Utilities                   5.00%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Canada Index Fund (the "Canada Fund") was -0.19% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was 0.20%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Canada Fund underperformed its benchmark by 0.39 percentage points over the reporting period. This was due to the negative impact of expenses, which subtracted 0.42 percentage points from the Fund's returns. That factor was partially offset by the positive impact of security sampling and uninvested assets, which contributed 0.02 and 0.01 percentage points respectively.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

---------------------
  CANADA (CONTINUED)
---------------------

   KEY MARKET CONDITIONS
   The Canadian equity market entered the reporting period on a weak note. At the time there was growing evidence that the United States and Canadian economies, as well as many others, were rapidly cooling off and might be headed for a recession. Canada's market was also weighed down by continued financial woes at Nortel Networks, one of the largest stocks in the MSCI Canada Index as of February 28, 2002. The events of September 11 created still more pessimism and uncertainty.
   Investors responded to these concerns by selling off shares of many Canadian companies, particularly manufacturers and others that export much of their goods to the United States. Mining stocks such as Alcan and Barrick Gold, (3.50% and 2.89% of the Index as of February 28, 2002) were weak, too, reflecting a significant decline in the price of aluminum and gold. The price of crude oil also dropped sharply, resulting in poor results for Canada's many oil and gas companies.
   By late October, however, the Canadian stock market followed Wall Street's lead and staged a rebound. Investors were encouraged by the aggressive interest rate cuts imposed by Canada's central bank after September 11. Many of them also believed the economic outlook for the United States and Canada was much brighter than previously thought.
   The rally was fairly short lived. Many Canadian stocks began to lose steam in December and weakened in January and February. During this period a variety of companies announced disappointing results. The Royal Bank of Canada and the Canadian Imperial Bank (6.47% and 3.60% of the Index as of February 28, 2002), among others, reported that their profits had declined sharply in late 2001. Shares of several Canadian banks (the largest sector in the MSCI Canada Index as of February 28, 2002) were also depressed by concerns relating to the collapse of Enron.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

-------
  EMU
-------
                           iSHARES MSCI EMU INDEX FUND
                            PERFORMANCE AS OF 2/28/02
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                 ONE YEAR                          SINCE INCEPTION**
      -----------------------------            ---------------------------
          NAV     MARKET     INDEX*             NAV      MARKET    INDEX*
         -----   --------   --------          --------  --------  --------
        (19.88)% (20.65)%   (19.80)%          (23.01)%  (21.82)%  (22.71)%
--------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/20/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (07/26/00) for the NAV and Index returns and from the first day of trading on the exchange (07/31/00) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI EMU INDEX

Consumer Discretionary        12.25%
Consumer Staples               7.42%
Energy                        12.62%
Financials                    24.83%
Health Care                    5.57%
Industrials                    6.78%
Information Technology         9.98%
Materials                      6.66%
Telecommunications Services    7.94%
Utilities                      5.95%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI EMU Index Fund (the "EMU Fund") was -7.44% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -7.22% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The EMU Fund underperformed its benchmark by 0.22 percentage points over the reporting period. This was due to the impact of expenses and uninvested assets, which subtracted 0.42 and 0.03 percentage points respectively from the Fund's returns. Those factors were partially offset by the positive impact of security sampling, which contributed 0.23 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-----------------
  EMU (CONTINUED)
-----------------

   KEY MARKET CONDITIONS
   Many of the stocks that make up the MSCI EMU Index faced challenging economic conditions and more specific problems during the reporting period.
   Slowing growth in the United States and in much of Europe had a ripple effect across sectors. For example, slackening demand for crude oil depressed the profits and stocks of energy company Royal Dutch Petroleum Company (5.35% of the Index as of February 28, 2002).
   Slowing economic growth and weak equity markets also weighed on the results of many European financial companies. The events of September 11 added to their difficulties. Shares of the Dutch insurer ING (1.96% of the Index as of February 28, 2002), for one, plunged in mid-October after the company announced that its liability for claims related to September 11 would be 12 times higher than it had originally estimated. All other large insurance companies such as Fortis, Assicurazioni Generali, Muench Rueck, Allianz, Aegon and Axa (1.06%, 1.25%, 0.97%, 1.62%, 0.99% and 1.28% of the Index as of February 28, 2002), had a
negative affect on the benchmark. The events of September 11 had an indirect but significant impact on many other industries represented in the MSCI EMU Index.
   After such a difficult September, most European markets bounced back in October and November. The rally was driven by growing expectations that the economic slowdown in the United States, Europe and elsewhere would be less severe than anticipated. This optimism lifted cyclical stocks and technology-related issues in particular.
   Toward the end of the reporting period, however, the rally began to fade due to a variety of factors. The collapse of the Enron Corporation in the United States led to a more cautious mood in some quarters. The economic crisis in Argentina also undermined confidence in European firms that have significant exposure to Latin America. Nonetheless, many investors remained optimistic that the United States and European economies would fully recover in 2002, creating a positive backdrop for European equities.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  FRANCE
---------

                         iSHARES MSCI FRANCE INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (18.44)% (19.29)%    (18.07)%   6.55%    6.33%      6.81%     9.00%    8.47%     9.25%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/20/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI FRANCE INDEX

Consumer Discretionary    17.00%
Consumer Staples          11.68%
Energy                    16.69%
Financials                14.82%
Health Care               13.56%
Industrials                6.04%
Information|Technology     8.06%
Materials                  5.79%
Telecommunication Services 2.37%
Utilities                  3.99%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI France Index Fund (the "France Fund") was -8.45% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -8.00% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The France Fund underperformed its benchmark by 0.45 percentage points over the reporting period. This was due to the impact of expenses, which subtracted
0.42 percentage points from the Fund's returns, and of security sampling, which subtracted 0.05. These factors were partially offset by the positive impact of uninvested assets, which contributed 0.02 percentage points to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

--------------------
  FRANCE (CONTINUED)
--------------------

   KEY MARKET CONDITIONS
   French equities were depressed by a number of factors over the reporting period.
   Slowing economic growth around the world and at home posed the biggest challenge for most French corporations. Lower demand and prices for crude oil reduced the profits of TotalFinaElf, the Fund's largest stock as of February 28, 2002, and drove down its share price over much of the reporting period. French financial services companies including Societe Generale (3.13% of the Index as of February 28, 2002) also reported disappointing results attributable to the combined impact of the global economic downturn, the financial crisis in Argentina and fallout from the Enron collapse.
   The September 11 terrorist attacks on the United States added to the difficulties that financial-service firms and many other French companies were facing. Like others in Europe, the French stock market fell sharply immediately after the attacks occurred. Although most French stocks soon recovered, the events of September 11 had a more lasting negative impact on French insurers such as AXA (4.53% of the Index as of February 28, 2002) and tourism companies such as Club Mediteranee In December, for example, AXA announced that its losses related to the World Trade Center attacks would amount to some $600 million, $50 million more than the company had initially calculated in September. AXA's shares plummeted by 9% after the announcement.
   Amid the global economic downturn and general uncertainty, investors tended to favor companies that offered slow but steady growth so called "defensive stocks" rather than more speculative investments. Beneficiaries of this trend in France included the supermarket operator Carrefour, cosmetics maker L'Oreal and pharmaceutical manufacturer Aventis (all among the Fund's 10 largest holdings as of February 28, 2002). Shares of all three companies were on an upswing after they announced better than expected 2001 results as the reporting period came to a close.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

----------
  GERMANY
----------

                         iSHARES MSCI GERMANY INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (22.63)% (22.63)%   (23.01)%   2.59%     2.60%      2.94%     4.27%    4.08%     4.84%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/20/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI GERMANY INDEX

Consumer Discretionary    16.45%
Consumer Staples           1.34%
Financials                23.60%
Health Care                5.14%
Industrials               15.46%
Information Technology     9.23%
Materials                 11.86%
Telecommunication Services 6.46%
Utilities                 10.46%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Germany Index Fund (the "Germany Fund") was -6.58% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -6.42% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Germany Fund underperformed its benchmark by 0.16 percentage points over the reporting period. The negative impact of expenses, which subtracted 0.42 percentage points from the Fund's returns, was partially offset by the positive impact of security sampling and uninvested assets. These factors contributed
0.14 and 0.12 percentage points respectively to the fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

---------------------
  GERMANY (CONTINUED)
---------------------

   KEY MARKET CONDITIONS
   The German equity market was buffeted by poor economic conditions over the reporting period and by the fallout from the terrorist attacks on the United States.
   The events of September 11 had an immediate and dramatic impact on the German equity market. Many stocks dropped to new lows for 2001 in the days following the attacks. Although they generally began to recover within weeks, the financial impact that September 11 would have on some German companies was not fully apparent until weeks, even months later. Insurers Allianz and Munich Re (7.91% and 4.75% of the Index as of February 28, 2002), for example, ultimately raised their estimates of claims related to September 11 by hundreds of millions of dollars before the year was over. Unsurprisingly, Allianz and Munich Re were among Germany's weaker stocks over the reporting period.
   On the whole, however, the financial repercussions of September 11 only added to the pressure on economies and corporations that already existed before the attacks. The global slowdown affected German exporters such as DaimlerChrysler (8.24% of the Index as of February 28, 2002) whose shares were depressed by internal problems at its Chrysler division.
   By late October, market sentiment had improved significantly. Investors began to favor shares of cyclical firms and higher growth companies, especially those in the technology sector. Software maker SAP (6.71% of the Index and the Fund's sixth largest holding as of February 28, 2002) was just one beneficiary of this trend. Its shares got another boost when, in early January 2002, the company announced better than expected results for 2001.
   By the end of the reporting period, however, investors' optimism had waned somewhat, reflecting concerns that an economic recovery might take longer than expected.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

------------
  HONG KONG
------------

                        iSHARES MSCI HONG KONG INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------

           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (25.75)% (25.52)%   (25.10)%  (7.09)%   (7.05)%    (4.82)%   (3.23)%  (3.53)%   (0.85)%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/22/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI HONG KONG INDEX

Consumer Discretionary        6.38%
Financials                   49.27%
Industrials                  23.10%
Information Technology        0.34%
Materials                     0.73%
Telecommunications Services   2.26%
Utilities                    17.92%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Hong Kong Index Fund (the "Hong Kong Fund") was -2.27% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was -2.29%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Hong Kong Fund outperformed its benchmark by 0.02 percentage points over the reporting period. This was due to the positive impact of security sampling, which contributed 0.52 percentage points to the Fund's returns. However, that factor was partially offset by expenses, which subtracted 0.42 percentage points, and by the impact of uninvested assets, which subtracted 0.08 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

------------------------
  HONG KONG (CONTINUED)
------------------------

   KEY MARKET CONDITIONS
   The decline in Hong Kong's stock market over the reporting period reflected investors' concerns about economic conditions around the world and in the territory itself. As in other markets, these concerns were exacerbated by the events of September 11.
   Although several of Hong Kong's key export markets including the United States, Japan and Germany were quite weak during late 2001, the Chinese economy was robust. The mainland's continued expansion helped to sustain Hong Kong's economy and stock market somewhat during the reporting period.
   In Hong Kong itself, however, economic conditions remained fairly poor. Despite efforts by the Hong Kong government to prop up real-estate values, property prices in the territory continued to decline. As a result, the profits and shares of companies such as Sun Hung Kai Properties (9.70% of the Index as of February 28, 2002) declined significantly in 2001.
   Many of Hong Kong's financial service firms also saw their share prices drop in late 2001. Trading losses in other stock markets around the world drove down profits at a number of the territory's banks. Loan growth to both consumers and businesses also dwindled, even though interest rates in the territory fell to a record low in 2001. On the whole, however, banking stocks, especially those of smaller firms, outperformed other segments of the Hong Kong market during the reporting period. A number of analysts attributed their relative strength to speculation that merger and acquisition activity in the sector was about to pick up.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------
  ITALY
--------

                          iSHARES MSCI ITALY INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (23.04)% (22.80)%   (22.79)%   7.72%     7.52%      7.77%     8.39%    8.59%      8.33%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/20/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI ITALY INDEX

Consumer Discretionary        8.23%
Consumer Staples              0.76%
Energy                       17.74%
Financials                   38.51%
Health Care                   1.11%
Industrials                   3.65%
Information Technology        0.53%
Materials                     0.56%
Telecommunications Services  22.37%
Utilities                     6.54%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Italy Index Fund (the "Italy Fund") was -12.09% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -11.86% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Italy Fund underperformed its benchmark by 0.23 percentage points over the reporting period due to the negative impact of expenses and uninvested assets. These factors subtracted 0.42 and 0.05 percentage points respectively from the Fund's returns. Security sampling had a positive impact, however, contributing 0.24 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-------------------
  ITALY (CONTINUED)
-------------------

   As discussed in the Introduction, portfolio management constraints can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the Single Issuer and 5/50 Rules, for example, the Italy Fund was obligated to underweight the telecommunications sector of the MSCI Italy Index. This sector underperformed during the reporting period. As a result, security sampling made a positive contribution to the Fund's performance.

   KEY MARKET CONDITIONS
   As the reporting period began, the Italian equity market faced a generally bleak economic outlook. That outlook worsened just days later, when the events of September 11 took place. Like equity markets around the world, Italy's stock market initially plummeted after the events. Within days of September 11, however, the market rebounded as it became clear to investors that most Italian companies would not suffer direct financial consequences from the events of September 11. Insurer Assicurazioni Generali, for example, said that it had little exposure to claims related to September 11, unlike a number of its European competitors. (Assicurazioni Generali was the Fund's second largest holding and 11.68% of the Index as of February 28, 2002.) The company also reported better than expected 2001 profits in November.
   Nonetheless, the Italian equity market ultimately underperformed many of its neighbors over the reporting period. It fell behind during October in particular, when many investors began to anticipate an economic recovery in 2002. The newfound optimism led many to favor technology stocks, which Italy does not have in as much abundance as some of its neighbors. The Italian market continues to be dominated by the banking, energy and insurance industries, which collectively made up more than half of the Index as of February 28, 2002.
   In addition, a number of Italy's largest companies continued to face significant obstacles during the reporting period. In December, for example, Italian Prime Minister Silvio Berlusconi ruled out full privatization of oil and natural gas producer ENI, (the Fund's largest holding and 17.74% of the Index as of February 28, 2002). The move led to declines in ENI's stock, which was already depressed by lower demand for oil and petrochemicals. Some analysts interpreted the Prime Minister's statement as a signal that the Italian government was not committed to fully privatizing other large companies, including electric utility Enel. Telecom Italia (13.93% of the Index as of February 28, 2002) remained depressed. These factors contributed to the underperformance of the overall Italian market during the reporting period.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  JAPAN
---------

                          iSHARES MSCI JAPAN INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*      NAV      MARKET    INDEX*
   -----   --------   --------  -------   --------   --------  -------   --------  -------
  (28.79)% (29.06)%    (28.57)%  (8.10)%   (8.23)%    (7.21)%  (10.14)%  (10.44)%  (9.31)%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/22/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI JAPAN INDEX

Consumer Discretionary    25.05%
Consumer Staples           5.15%
Energy                     0.93%
Financials                13.52%
Health Care                6.49%
Industrials               15.61%
Information Technology    16.96%
Materials                  6.78%
Telecommunication Services 4.05%
Utilities                  5.46%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Japan Index Fund (the "Japan Fund") was -17.64% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was -17.14%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Japan Fund underperformed its benchmark by 0.50 percentage points over the reporting period. This was due to expenses, which subtracted 0.42 percentage points from the Fund's returns, and to the negative impact of security sampling, which subtracted 0.08 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-------------------
  JAPAN (CONTINUED)
-------------------

   KEY MARKET CONDITIONS
   Japan's equity market posted the biggest decline among major developed markets during the reporting period. Concerns about Japan's seemingly chronic economic problems drove the stock market down, as they have for some time. Investors also worried about the economic slowdown in the United States, Japan's main export market, and elsewhere in the world. The events of September 11 added to those concerns.
   A variety of sectors performed poorly in this environment. Japan's banking stocks (5.77% of the Index as of February 28, 2002) continued to be depressed by a rise in bad loans as the country's business climate worsened. Many of the country's financial service companies were also hit by investment losses as the Japanese market and many others around the world sank in September.
   Market sentiment improved somewhat in October, as investors began to anticipate a quick recovery in the U.S. economy. Good results from companies such as Sony (3.25% of the Index as of February 28, 2002) also helped to lift the market. Besides strong sales of products such as PlayStation 2, Sony was helped by the weakness of the Japanese yen versus the U.S. dollar and several other currencies. This trend also benefited the Japanese automobile industry, another bright spot in late 2001. Automakers such as Toyota and Honda (respectively 4.84% and 2.02% of the Index as of February 28, 2002) reported strong U.S. sales for 2001 despite the weakened economy.
   In January and February, however, the market again sank. In general, investors responded coolly to the government's new set of initiatives to stimulate the economy. There were also renewed worries that the global economic downturn might persist longer than many observers had expected.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

-----------
  MALAYSIA
-----------

                        iSHARES MSCI MALAYSIA INDEX FUND
                            PERFORMANCE AS OF 2/28/02
---------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ------------------------------
    NAV     MARKET     INDEX*      NAV      MARKET     INDEX*      NAV      MARKET    INDEX*
   -----   --------   --------   -------   --------   --------   -------   --------  -------
    3.82%    7.51%      5.29%    (16.83)%   (17.03)%   (16.01)%  (11.86)%  (12.26)%  (10.73)%
---------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/22/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI MALAYSIA INDEX

Consumer Discretionary    18.44%
Consumer Staples          11.37%
Energy                     0.49%
Financials                26.79%
Industrials               15.38%
Information Technology     1.95%
Materials                  2.59%
Telecommunication Services 9.15%
Utilities                 13.84%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Malaysia Index Fund (the "Malaysia Fund") was 7.10% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was 7.16%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Malaysia Fund underperformed its benchmark by 0.06 percentage points over the reporting period due to the impact of expenses, which subtracted 0.42 percentage points from the Fund's return. That factor was partially offset by the positive impact of security sampling, which contributed 0.36 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

----------------------
  MALAYSIA (CONTINUED)
----------------------

   KEY MARKET CONDITIONS
   Malaysia's stock market went through two distinct phases during the reporting period, one weak, one stronger.
   In September, October and November, the MSCI Malaysia Index was generally depressed. Deteriorating economic conditions in some of Malaysia's major export markets, including the United States, cast a shadow over the country's manufacturing sector during that time. Although consumer confidence and spending stayed surprisingly high in the United States, the demand for electronics and electrical components such as semiconductors, key exports for Malaysia, remained depressed.
   In addition, the events of September 11 heightened the concerns many investors in Malaysia already had about the global economy. The terrorist attacks also fell heavily on tourism related companies, which comprise a large segment of the Malaysian stock market. As of February 28, 2002, the hotels, restaurants and leisure sector made up nearly 13% of the MSCI Malaysia Index.
   Around mid-November, the Malaysian market began to shake off some of these concerns. Investors became more optimistic that the U.S. economy would soon emerge from recession. The rally was also driven by successful restructuring efforts at a number of Malaysian corporations. These trends put the MSCI Malaysia Index on its upward path during most of December, January and February.
   Toward the end of the reporting period, however, some investors did become more concerned about the stability of Malaysia's currency, the ringgit. Just as Argentina was devaluing its currency, Malaysia's prime minister warned that the ringgit might have to go the same route if the Japanese yen continued to decline in value. Although such a devaluation might make Malaysia's goods more competitive in world markets, the talk of devaluation undermined some investors' confidence in the Malaysian market.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  MEXICO
---------

                         iSHARES MSCI MEXICO INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
   13.11%    14.65%     16.21%   7.17%     7.30%      10.17%    10.48%   10.03%    13.69%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/29/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI MEXICO INDEX

Consumer Discretionary      21.83%
Consumer Staples            10.22%
Energy                       0.65%
Financials                   5.80%
Industrials                  2.97%
Materials                   15.20%
Telecommunication Services  43.33%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Mexico Index Fund (the "Mexico Fund") was 4.12% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was 6.12%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Mexico Fund underperformed its benchmark by 2.00 percentage points over the reporting period. This was due to the negative impact of security sampling, expenses and uninvested assets, which subtracted 1.52, 0.42 and 0.06 percentage points respectively from the Fund's returns. The large security sampling is due to the relatively high level of concentration of the MSCI Mexico Index and the resulting misweights the Fund carries in order to comply with IRS diversification rules.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

--------------------
  MEXICO (CONTINUED)
--------------------

   KEY MARKET CONDITIONS
   Mexico's equity market overcame a number of unfavorable trends to post a gain over the reporting period. The most significant challenge it faced was the economic slowdown around the world and particularly in the United States, its main export market. The events of September 11 created still more uncertainty and briefly pushed the MSCI Mexico Index down. The decline proved to be short lived, though; by early October, the Index had nearly returned to its pre September 11 level. It continued to trend upward for much of the reporting period.
   The resilience of Mexico's market in late 2001 surprised some observers, given the economic crisis unfolding in Argentina around the same time. In the past, similar crisis prompted investors to sell off stocks across Latin America, including those in Mexico. Yet this time investors appeared to be differentiating between Mexico and Argentina. Indeed, while Argentina was grappling with its economic crisis, the U.S. credit rating agency, Standard & Poor's, deemed Mexico's economic and political position strong enough to raise the country's sovereign debt to investment grade. S&P concurrently boosted the credit ratings of several other Mexican companies, including Kimberly Clark de Mexico and Coca Cola Femsa (3.20% and 1.32% of the Index as of February 28,
2002). Investors responded positively to these upgrades, which reduced the cost of borrowing for Mexico and for the upgraded corporations.
   Investors also favored Mexico's large telecommunications companies, Telefonos de Mexico and America Movil (29.24% and 14.09% of the Index as of February 28,
2002) during the reporting period. As Mexico's largest and most liquid stock, Telmex is often viewed as a proxy for the overall market. As such, it benefited from growing optimism about Mexico in late 2001. Telmex and America Movil also continued to enjoy a near monopoly position in the Mexican telecommunications market. Despite a new tax on some telecom services, challenges from would be U.S. competitors and some disappointing results, the two companies remained popular with many investors.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------
  NETHERLANDS
--------------

                       iSHARES MSCI NETHERLANDS INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (21.43)%  (22.00)%  (19.47)%   0.50%     0.24%      2.53%     4.85%    4.22%     6.61%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/27/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI NETHERLANDS INDEX

Consumer Discretionary       15.43%
Consumer Staples             16.98%
Energy                       31.07%
Financials                   24.11%
Industrials                   3.71%
Information Technology        2.92%
Materials                     3.62%
Telecommunications Services   2.16%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Netherlands Index Fund (the "Netherlands Fund") was -10.33% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was -10.23% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Netherlands Fund underperformed its benchmark by 0.10 percentage points over the reporting period due to the negative impact of expenses, which subtracted 0.42 percentage points from the Fund's returns. That factor was partially offset by the positive impact of security sampling and uninvested assets, which contributed 0.26 and 0.06 percentage points respectively to the Fund's returns.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------
  NETHERLANDS (CONTINUED)
-------------------------

   KEY MARKET CONDITIONS
   The global economic slowdown weighed heavily on many Dutch corporations and their stocks over the reporting period.
   Shares of the Netherlands' largest company, Royal Dutch Petroleum, (31.08% of the Index as of February 28, 2002) were weak as demand for crude oil and petrochemicals slowed along with the global economy. The company was also forced to cut its forecasts for production growth over the next few years. Royal Dutch said that yields from some of its more mature fields were declining faster than it had expected and new sources were not yet ready to take up the slack. Investors responded to this news by selling down shares of Royal Dutch.
   The economic slowdown was also reflected in the results of the Netherlands' large financial service companies. The banking group ABN Amro (6.93% of the Index as of February 28, 2002) reported disappointing results in late 2001 from both its investment and retail banking operations. It also had to set aside large sums to cover potentially bad loans in a number of sectors, especially the airline industry after September 11. The events that occurred that day had an even larger and more direct impact on Dutch insurers such as ING Groep and Aegon (11.41% and 5.77% of the Index as of February 28, 2002). Shares of ING Groep plunged in mid-October after the company announced that its liability for claims related to September 11th would be 12 times higher than it had originally estimated.
   One of the bright spots amid this generally gloomy picture was Unilever (9.52% of the Index as of February 28, 2002), the consumer staples giant. In February it announced better than expected profits for 2001. Those kind of results helped make Unilever one of the better performing stocks on the Dutch equity market. Companies that rely on consumers making bigger ticket purchases did not fare as well. Electronics maker Philips Electronics (9.53% of the Index as of February 28, 2002), for example, posted a heavy loss for the fourth quarter of 2001 as sales of televisions and other electronics declined. Like many other Dutch stocks, shares of Philips Electronics remained weak as the reporting period ended.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

-------------------
  PACIFIC EX-JAPAN
-------------------

                    iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND
                            PERFORMANCE AS OF 2/28/02
--------------------------------------------------------------------------------
                                  TOTAL RETURNS
--------------------------------------------------------------------------------
                                SINCE INCEPTION*
                      ---------------------------------------
                        NAV          MARKET          INDEX
                      --------     ----------      ----------
                       9.44%          9.77%          9.69%
--------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (10/26/01) for the NAV and Index returns and from the first day of trading on the exchange (10/26/01) for the Market return.

Total return represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI PACIFIC EX-JAPAN INDEX

Consumer Discretionary     9.24%
Consumer Staples           5.36%
Energy                     1.54%
Financials                47.94%
Health Care                2.01%
Industrials               11.51%
Information Technology     1.16%
Materials                 12.23%
Telecommunication Services 4.09%
Utilities                  4.92%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Pacific ex-Japan Index Fund (the "Pacific ex-Japan Fund") was 9.44% from October 26, 2001 (its inception date) through February 28, 2002. The total return of the corresponding MSCI Index over the same time period was 9.69%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Pacific ex-Japan Fund underperformed its benchmark over the reporting period. This was due to the negative impact of expenses, security sampling and uninvested assets, which lowered the Pacific ex-Japan Fund's return by 0.20,
0.03 and 0.02 percentage points, respectively.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------
  PACIFIC EX-JAPAN (CONTINUED)
------------------------------

   KEY MARKET CONDITIONS
   The Pacific ex-Japan Fund benefited from a timely debut. In the months prior to its commencement of operations on October 26, 2001, Pacific Rim equities were generally weak. Their losses widened considerably in September, when concerns about a global recession and the terrorist attacks on the United States weighed heavily on investor sentiment. These concerns began to lift in October. By the Pacific ex-Japan Fund's inception date later that month, a rally was in full swing across much of the Asia-Pacific region.
   During this time Australian equities, which made up 61.16% of the Index's holdings as of February 28, 2002, were especially strong. The rally in that market was sparked by growing optimism that Australia's chief export markets in North America and Europe would recover quickly in 2002. Investors were also encouraged by signs that Australia's own economy remained healthy. One of its strongest engines was the housing market (12.14% of the Index as of February 28, 2002), which was bolstered by low interest rates and government grants to first-time home buyers. This trend helped to bolster the profits and shares of many Australian banks. The metals and mining sector (9.26% of the Index as of February 28, 2002) performed well too.
   The Pacific ex-Japan Fund's performance also reflected some strength in its Hong Kong and Singapore holdings (respectively 23.8% and 13.11% of the Index as of February 28, 2002). These markets also rallied in late 2001, but lingering concerns about their economies suppressed the gains. Hong Kong's numerous property companies continued to grapple with depressed real-estate prices. Singapore's manufacturers also faced an uncertain outlook as global demand for electronics remained low.
   Toward the end of the reporting period, the rally across the Asia-Pacific region lost momentum. Weak corporate results undermined investors' confidence even as it appeared that the U.S. and European economies might be emerging from recession.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

------------
  SINGAPORE
------------

                        iSHARES MSCI SINGAPORE INDEX FUND
                            PERFORMANCE AS OF 2/28/02
--------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   -----------------------------
    NAV     MARKET     INDEX*      NAV     MARKET     INDEX*     NAV      MARKET     INDEX*
   -----   --------   --------  --------  --------   --------  -------   --------   -------
  (15.77)% (13.64)%   (16.44)%  (12.67)%  (12.27)%   (11.63)%  (11.15)%  (11.29)%   (10.35)%
--------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/22/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI SINGAPORE INDEX

Consumer Discretionary        9.74%
Consumer Staples              1.62%
Financials                   54.63%
Health Care                   0.40%
Industrials                  15.29%
Information Technology        8.01%
Telecommunication Services   10.31%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Singapore Index Fund (the "Singapore Fund") was 2.69% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was 2.82%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Singapore Fund underperformed its benchmark by 0.13 percentage points over the reporting period due to the impact of expenses, which subtracted 0.42 percentage points from the Fund's return. That factor was partially offset by the positive impact of security sampling and uninvested assets, which contributed 0.25 and 0.04 percentage points respectively.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------
  SINGAPORE (CONTINUED)
-----------------------

   KEY MARKET CONDITIONS
   The relative lack of diversity in Singapore's economy and equity market proved to be a liability over the reporting period.
   Singapore's economy depends heavily on exports of electronics and other goods. As global demand for these products declined in 2001, so did the fortunes of many companies in Singapore. The downturn in the manufacturing sector sent a ripple effect through Singapore's economy, depressing the profits of its numerous banks and financial-service companies. (As of February 28, 2002, banking stocks alone accounted for 40% of the MSCI Singapore Index.) The combined weight of slowing loan growth and a decline in the value of equity investments led to poor results at companies such as DBS Group Holdings (14.95% of the Index as of February 28, 2002). In telecommunications sector, Singapore Telecom and equipment maker Datacraft (10.31% and 0.98% of the Index as of February 28, 2002) were also down for the period.
   The events of September 11 aggravated the economic downturn around the world and in Singapore. They also caused more acute problems for Singapore's travel related companies. Shares of Singapore Airlines (one of the 10 largest holdings in the MSCI Singapore Index as of February 28, 2002) dropped sharply as air traffic plummeted in the wake of September 11, however, the company managed to rebound in later months driving up the performance of the underlying index.
   Singapore's broader equity market recovered somewhat in late 2001 and early 2002 in response to signs that the U.S. economy might be rebounding. Anticipating a pick-up in demand for electronics, investors drove up shares of manufacturing companies. This rally and a decline in interest rates also improved the outlook for Singapore's banks and other areas of its economy.
   Singapore's market lost strength as the reporting period ended, however. Although many investors continued to expect a rapid recovery in the United States and other economies, disappointing corporate results led to further equity declines.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------
  SOUTH KOREA
--------------
                       iSHARES MSCI SOUTH KOREA INDEX FUND
                            PERFORMANCE AS OF 2/28/02
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                 ONE YEAR                          SINCE INCEPTION**
      -----------------------------            ---------------------------
           NAV     MARKET     INDEX*            NAV      MARKET    INDEX*
         ------   --------   --------          -----    --------  --------
         48.89%    55.70%     49.64%           1.74%      4.85%    (0.62)%
--------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/29/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (05/10/00) for the NAV and Index returns and from the first day of trading on the exchange (05/12/00) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI SOUTH KOREA INDEX

Consumer Discretionary     10.47%
Consumer Staples            2.01%
Energy                      0.50%
Financials                 20.61%
Health Care                 0.77%
Industrials                 5.19%
Information Technology     36.28%
Materials                   9.27%
Telecommunication Services 11.92%
Utilities                   2.98%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI South Korea Index Fund (the "South Korea Fund") was 57.36% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was 58.07%.

   SIGNIFICANT PERFORMANCE FACTORS
   The South Korea Fund underperformed its benchmark by 0.71 percentage points over the reporting period. This was due to the impact of expenses, security sampling and uninvested assets, which subtracted 0.50, 0.15, and 0.06 percentage points respectively from the Fund's return.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------
  SOUTH KOREA (CONTINUED)
-------------------------

   KEY MARKET CONDITIONS
   The MSCI South Korea Index posted a very strong gain over the six months ended February 28, 2002.
   The Index didn't begin the reporting period on a very solid footing, however. The combined impact of the global economic slowdown and the terrorist attacks on the United States pushed the South Korean market down sharply. All told, the MSCI South Korea Index declined 14.15% in local currency terms in September. It then rebounded in October, but by the end of that month it still had not returned to its pre September 11 level.
   Within days, however, the Index had made up that remaining ground, and then some ultimately rising by 23.19% in November alone. The rally was driven by the strength of South Korea's economy and by investors' optimistic outlook for many of its companies. Unlike a number of economies around the world, South Korea continued to grow in the second half of 2001. At the same time, the restructuring efforts of many South Korean companies began to yield results. A number of banks, for example, wrote off a significant percentage of the bad debts that had been on their books for years. Other South Korean companies managed to achieve good results despite the economic downturn in some of their most important markets. Net profits at Hyundai Motor (3.39% of the Index as of February 28, 2002) rose by a record 75% in 2001, driven largely by sales of sport utility vehicles in the United States and at home.
   The strong domestic economy couldn't pull South Korea's semiconductor industry out of its slump, however. Profits at the market giant, Samsung Electronics (28.55% of the Index as of February 28, 2002), continued to fall sharply along with worldwide demand for chips. Those results as weak as they were, nonetheless exceeded some investors' expectations and helped to drive up Samsung's shares in late 2001 and early 2002. As the reporting period ended, the stock was also benefiting from Samsung's more positive forecasts for the industry.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  SPAIN
---------

                          iSHARES MSCI SPAIN INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV      MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   ------   --------   -------
  (18.61)% (18.75)%   (19.70)%   7.35%     7.21%      7.71%    10.74%    10.53%     11.27%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/27/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI SPAIN INDEX

Consumer Discretionary         3.98%
Consumer Staples               2.59%
Energy                         6.09%
Financials                    37.90%
Health Care                    0.58%
Industrials                    3.48%
Information Technology         1.49%
Materials                      0.78%
Telecommunications Services   26.91%
Utilities                     16.20%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Spain Index Fund (the "Spain Fund") was -7.13% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -7.04% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Spain Fund underperformed its benchmark by 0.09 percentage points over the reporting period due to expenses, which subtracted 0.42 percentage points from the Fund's returns. That factor was offset, however, by the positive effect of security sampling and the impact of uninvested assets, which contributed 0.31 and 0.02 percentage points respectively to the Fund's returns over the reporting period.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-------------------
  SPAIN (CONTINUED)
-------------------

   As discussed in the Introduction, portfolio management constraints can restrict the Investment Adviser's ability to optimize a Fund's portfolio. Due to the Single Issuer Rule, the Spain Fund was obligated to underweight Telefonica over the reporting period. Due to the 5/50 Rule, the Fund also underweighted the banking, energy, telecommunications and utilities sectors and overweighted other areas of the market. The stocks that the Fund overweighted generally outperformed those that the Fund underweighted over the reporting period. As a result, security sampling had a positive impact on the Fund's performance during this time.

   KEY MARKET CONDITIONS
   The Spanish equity market was hit by a series of unfavorable developments over the six months ended February 28, 2002. The events of September 11 led to a rapid drop in the Spanish stock market soon after the reporting period began. The direct financial repercussions of September 11 proved to be fairly short lived or non-existent for most Spanish companies, however, and the market quickly recovered.
   A more acute concern for many Spanish firms was the economic crisis in Argentina. After years of recession, the country reached a crisis point in late 2001. As the situation worsened, investors began to fear that the Argentine government would devalue the Argentine peso, which had been pegged to the U.S. dollar on a one-to-one basis since 1992. Those concerns were realized in January, when Argentina's government devalued its currency by nearly 30%. The move was a blow to Spanish banks in particular, which had invested heavily in Argentina and other Latin American countries in recent years. Shares of Spain's two largest banks, Banco Bilbao Vizcaya Argentaria and Banco Santander Central (18.85% and 18.00% of the Index as of February 28, 2002), fell sharply as the likelihood of corporate defaults and bankruptcies among its Argentine debtors increased.
   Several of Spain's other leading companies were hurt by additional measures Argentina instituted to stabilize its economy. The government's plans to impose a 20% tax on petroleum exports threatened to erode the profits at Repsol YPF, (6.09% of the Index as of February 28, 2002). The government also instituted a price cap on the rates utilities such as Telefonica and Endesa (both among the Index's 10 largest holdings as of February 28, 2002) could charge in Argentina. These developments weighed heavily on shares of Repsol, Telefonica and Endesa, among others, over the reporting period.
   A number of these companies continued to benefit from relatively healthy economic conditions at home, however. As many of the world's economies were contracting over the second half of 2001, Spain's economy continued to grow, albeit more slowly than in prior years. The strength of domestic demand therefore helped to offset weakness in many Spanish companies' foreign markets.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  SWEDEN
---------

                         iSHARES MSCI SWEDEN INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (23.28)% (23.99)%   (25.29)%    1.65%    1.31%      3.79%    6.42%     5.36%     8.26%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/27/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI SWEDEN INDEX

Consumer Discretionary     12.51%
Consumer Staples            1.75%
Financials                 23.71%
Health Care                 2.02%
Industrials                24.12%
Information Technology     24.93%
Materials                   6.72%
Telecommunications Services 4.24%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Sweden Index Fund (the "Sweden Fund") was 0.31% for the six-month period ended February 28, 2002. The corresponding MSCI Index returned -1.08% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The Sweden Fund outperformed its benchmark by 1.39 percentage points over the reporting period. This was due to the positive impact of security sampling, which contributed 1.80 percentage points to the Fund's returns, and the impact of uninvested assets, which contributed 0.01 percentage points. Those factors were partially offset by the Fund's expenses, which subtracted 0.42 percentage points from its returns over the reporting period.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

--------------------
  SWEDEN (CONTINUED)
--------------------

   As discussed in the Introduction, portfolio management constraints can restrict the Investment Adviser's ability to optimize a Fund's portfolio. To comply with the Single Issuer and 5/50 Rules, for example, the Sweden Fund was obligated to underweight Ericsson (24.47% of the Index as of February 28, 2002) over the reporting period. At the same time, the portfolio was overweighted in other securities, which outperformed Ericsson. This differential is reflected in the positive impact that security sampling had on the Fund's returns over the reporting period.

   KEY MARKET CONDITIONS
   Sweden was the best-performing major European market over the six months ended February 28, 2002. A variety of stocks helped to offset the negative impact of Ericsson, Sweden's largest company. It posted heavy losses for the fourth quarter of 2001 and said the outlook for most of its divisions remained unfavorable.
   Although the terrorist attacks on the United States forced the Swedish market down in mid-September, the uncertainty caused by September 11th led to dramatically higher demand for security services worldwide. That trend lifted shares of Securitas, one of the world's biggest providers of security services and one of the Index's 10 largest holdings as of February 28, 2002. The company also benefited from being selected to distribute new Euro notes and coins upon their introduction throughout the European Union in early 2002. Other strong performers included Electrolux, SKF, Swedish Match and Svenska Cellulosa (4.71%, 3.51%, 1.75% and 4.65% of the Index as of February 28, 2002).
   Swedish companies that derive most of their profits at or close to home were also somewhat sheltered from the global economic slowdown. Shares of the banking group Nordea (9.03% of the Index as of February 28, 2002), for example, rose in February when the company reported that its profits had increased by 105% in the fourth quarter of 2001. The company said those results were due largely to higher returns from its investments in Sweden and other Scandinavian equity markets as they recovered in late 2001.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

--------------
  SWITZERLAND
--------------

                       iSHARES MSCI SWITZERLAND INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (20.49)% (21.20)%   (16.98)%   3.14%     2.96%      5.00%     2.98%    2.35%     4.76%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/20/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI SWITZERLAND INDEX

Consumer Discretionary      3.46%
Consumer Staples           18.81%
Financials                 29.28%
Health Care                37.19%
Industrials                 3.62%
Information Technology      0.83%
Materials                   5.20%
Telecommunications Service  1.61%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI Switzerland Index Fund (the "Switzerland Fund") was -5.44% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was -3.84%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Fund underperformed its benchmark by 1.60 percentage points over the reporting period. This was due to the negative impact of security sampling, which subtracted 1.33 percentage points from the Switzerland Fund's returns, and of expenses, which subtracted 0.42 percentage points. Those factors were partially offset by the positive impact of uninvested assets, which contributed
0.15 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------
  SWITZERLAND (CONTINUED)
--------------------------

   As discussed in the Introduction, portfolio management constraints can restrict the Investment Adviser's ability to optimize a Fund's portfolio. As of February 28, 2002, individual stocks with weightings of 5% or greater collectively made up more than 80% of the MSCI Switzerland Index. To comply with the 5/50 Rule, the Switzerland Fund regularly underweights some of these stocks so that collectively they make up no more than 50% of the Fund's assets, and overweights other stocks. During the reporting period, the underweighted stocks generally performed better than the overweighted stocks. As a result, security sampling had a negative impact on the Fund's performance relative to its benchmark over the reporting period.

   KEY MARKET CONDITIONS
   The Swiss equity market outperformed a number of its European neighbors from September through February, though it still posted a loss.
   As in the past, many investors viewed the Swiss stock market as a haven when signs of a worldwide recession began to emerge in mid-2001. The cautious mood helped to boost the stocks of companies such as Nestle (18.81% of the Index as of February 28, 2002). Shares of pharmaceutical maker Novartis (23.57% of the Index as of February 28, 2002) also performed well in late 2001, especially after the company reported good results in the United States even as the U.S. economy was slowing.
   In the past, many investors considered Switzerland's numerous insurers to be "recession proof" as well. But the events of September 11 overshadowed their defensive qualities and led to sharp declines in their shares. September 11 fell especially heavy on re-insurer Swiss Reinsurance Co. (5.68% of the Index as of February 28, 2002). The company was one of the chief insurers of the World Trade Center and said it was likely to face additional claims from the airline industry, among others. As of February 2002, Swiss Reinsurance Co. was estimating that it would pay out $1.7 billion for claims related to the collapse of the World Trade Center buildings alone. Other Swiss companies with insurance arms, including Zurich Financial Services (3.49% of the Index as of February 28,
2002), faced similar losses. Unsurprisingly, the shares of Swiss Reinsurance Co., Zurich Financial Services and other insurers were among the weakest on the Swiss equity market over the reporting period.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

---------
  TAIWAN
---------
                         iSHARES MSCI TAIWAN INDEX FUND
                            PERFORMANCE AS OF 2/28/02
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                ONE YEAR                            SINCE INCEPTION**
   -----------------------------------    ----------------------------------
     NAV         MARKET       INDEX*         NAV         MARKET      INDEX*
   --------     --------    ----------    ----------   ----------  ---------
   (12.20)%      (8.17)%     (10.49)%      (27.90)%     (26.42)%    (27.27)%
--------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/22/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (06/21/00) for the NAV and Index returns and from the first day of trading on the exchange (06/23/00) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI TAIWAN INDEX

Consumer Discretionary      2.86%
Consumer Staples            1.28%
Financials                 14.76%
Industrials                 4.84%
Information Technology     65.16%
Materials                  11.10%


   PERFORMANCE REVIEW
   The total return of the iShares MSCI Taiwan Index Fund (the "Taiwan Fund") was 18.98% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was 19.65%.

   SIGNIFICANT PERFORMANCE FACTORS
   The Taiwan Fund underperformed its benchmark by 0.67 percentage points over the reporting period. This was due to the negative impact of expenses, uninvested assets and security sampling, which subtracted 0.50, 0.10 and 0.08 percentage points respectively from the Fund's return.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

---------------------
  TAIWAN (CONTINUED)
---------------------

   KEY MARKET CONDITIONS
   Reversing a long slump, Taiwan's equity market staged a significant rally in late 2001 and early 2002.
   That rally did not begin until nearly a month into the reporting period, however. Like equity markets in other countries, Taiwan's stock exchange dropped precipitously after the events of September 11. Furthermore, the market did not snap back as quickly as some others did. In large part, this reflected persistent concerns about the semiconductor industry (36.51% of the Index as of February 28, 2002), the largest sector in the MSCI Taiwan Index. With demand for electronics and related components still low, the outlook for companies such as Taiwan Semiconductor Manufacturing Corporation (TSMC) and United Microelectronics Corporation (UMC) (16.82% and 10.38% of the Index as of February 28, 2002) seemed poor.
   It wasn't long before the outlook seemed much brighter, though. In October both TSMC and UMC announced upbeat forecasts for the semiconductor industry. The optimism was supported by positive economic news from the United States and Europe. In addition, investors responded positively to Taiwan's impending entry into the World Trade Organization. Record low interest rates also helped to buoy the market.
   Although Taiwan's rally was strong, it remained fairly narrow throughout the reporting period. Investors focused most of their attention on the two large semiconductor companies to the exclusion of many other stocks.

PERFORMANCE REVIEW
--------------------------------------------------------------------------------

-----------------
  UNITED KINGDOM
-----------------

                     iSHARES MSCI UNITED KINGDOM INDEX FUND
                            PERFORMANCE AS OF 2/28/02
------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
           ONE YEAR                     FIVE YEARS                 SINCE INCEPTION**
------------------------------   ---------------------------   ---------------------------
    NAV     MARKET     INDEX*     NAV     MARKET     INDEX*     NAV     MARKET     INDEX*
   -----   --------   --------   -----   --------   --------   -----   --------   -------
  (12.80)% (13.78)%   (11.84)%   2.70%     2.59%      3.06%     6.53%    6.10%      7.12%
------------------------------------------------------------------------------------------

* Index returns reflect performance of the MSCI Standard Index up to 06/20/01 and the new MSCI Provisional Index thereafter.
** Since  inception  total return  periods are  calculated  from  inception date
   (03/12/96) for the NAV and Index returns and from the first day of trading on the exchange (03/18/96) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. The Market Price of the Fund may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. MARKET PRICE AND NAV MAY BE CALCULATED AT DIFFERENT TIMES, AND THIS TIMING DIFFERENCE IS ONE OF THE REASONS THAT NAV AND MARKET PRICE RETURNS MAY DIFFER.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

[PIE CHART OMITTED.]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SECTOR BREAKOUT
MSCI UNITED KINGDOM INDEX

Consumer Discretionary         9.78%
Consumer Staples               9.73%
Energy                        16.17%
Financials                    24.41%
Health Care                   15.44%
Industrials                    5.17%
Information Technology         0.97%
Materials                      4.09%
Telecommunications Services   10.21%
Utilities                      4.03%

   PERFORMANCE REVIEW
   The total return of the iShares MSCI United Kingdom Index Fund (the "United Kingdom Fund") was -6.06% for the six-month period ended February 28, 2002. The total return of the corresponding MSCI Index was -5.76% over the same period.

   SIGNIFICANT PERFORMANCE FACTORS
   The United Kingdom Fund underperformed its benchmark by 0.30 percentage points over the reporting period. This was primarily due to expenses and the negative impact of uninvested assets, which subtracted 0.42 and 0.02 percentage points respectively from the Fund's returns. Those factors were partially offset by the positive impact of security sampling, which contributed 0.14 percentage points.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------
  UNITED KINGDOM (CONTINUED)
-----------------------------

   KEY MARKET  CONDITIONS

   The United Kingdom equity market began the reporting period on a weak note. It declined still further after the events of September 11th shook investors' confidence. Unsurprisingly, the United Kingdom's insurance providers were among the most affected by September 11. Its impact on the market was so severe, in fact, that by the end of the reporting period the MSCI United Kingdom Index had still not returned to its pre-September 11 levels.
   During this time many of the United Kingdom's large multinationals faced a difficult operating environment abroad. The profits and shares of energy giants BP and Shell Transport (11.18% and 4.11% of the Index as of February 28, 2002), for example, dropped sharply as the global economic slowdown lowered demand for crude oil and petrochemicals. The slowdown weighed on the United Kingdom's banks as well. Many of them also had to contend with the economic crisis in Argentina, the collapse of the Enron Corporation and the financial repercussions of September 11.
   Shares of the United Kingdom's large pharmaceutical makers also came under pressure during the reporting period. Companies such as GlaxoSmithKline (9.10% of the Index as of February 28, 2002) face potentially major drops in profits as their patents on top-selling drugs expire or are successfully challenged by generic producers. As their shares were on the way down, those of telecommunications firm Vodafone (7.79% of the Index as of February 28, 2002) were on the way up. Investors drove up the price of Vodafone's stock in late 2001 as the company made efforts to reduce its high debt levels. Unfortunately, those gains could not offset weakness in the stock before and after its late 2001 rally. Other telecommunications stocks, including BT and Cable & Wireless (1.90% and 0.52% of the Index as of February 28, 2002), posted even weaker returns.
   In general, domestically oriented United Kingdom firms and their stocks performed well over the reporting period. One exception was Railtrack, which went into bankruptcy in October. Even as European countries including Germany slipped into recession, the United Kingdom economy continued to expand. The main driver was consumer spending, which helped boost shares of retailers like Marks & Spencer (0.92% of the Index as of February 28, 2002).

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------
  iSHARES MSCI AUSTRALIA INDEX FUND
-------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             COMMON AND PREFERRED
               STOCK - BASKET                           100.00%
             BANKS                                       31.25%
    344,960  Australia and New Zealand Banking
               Group Limited                                       $ 3,285,361
    305,120  Commonwealth Bank of Australia                          5,096,480
    378,272  National Australia Bank Limited                         6,988,499
    426,976  Westpac Banking Corporation Limited                     3,642,854
                                                                   -----------
                                                                    19,013,194
                                                                   -----------
             BEVERAGES                                    3.70%
     37,024  BRL Hardy Limited                                         213,039
    107,232  Coca-Cola Amatil Limited                                  323,373
    499,008  Foster's Group Limited                                  1,195,208
    153,344  Southcorp Limited                                         520,848
                                                                   -----------
                                                                     2,252,468
                                                                   -----------
             CHEMICALS                                    0.44%
     67,040  Orica Limited                                             269,581
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES               2.03%
    236,448  Brambles Industries Limited                             1,110,696
     93,376  Computershare Limited                                     125,322
                                                                   -----------
                                                                     1,236,018
                                                                   -----------
             CONSTRUCTION & ENGINEERING                   0.33%
     36,608  Leighton Holdings Limited                                 199,364
                                                                   -----------
             CONSTRUCTION MATERIALS                       2.19%
    136,160  Boral Limited                                             283,252
    228,832  CSR Limited                                               760,713
     97,184  James Hardie Industries NV                                290,965
                                                                   -----------
                                                                     1,334,930
                                                                   -----------
             CONTAINERS & PACKAGING                       1.02%
    158,688  Amcor Limited                                             620,258
                                                                   -----------
             DIVERSIFIED FINANCIALS                       2.69%
     24,160  Australian Stock Exchange Limited                         161,505
     48,448  Macquarie Bank Limited                                    811,537
     96,576  Suncorp-Metway Limited                                    663,039
                                                                   -----------
                                                                     1,636,081
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   2.34%
    534,240  Telstra Corporation Limited                             1,422,997
                                                                   -----------
             ELECTRIC UTILITIES                           0.11%
     19,872  Energy Developments Limited                                63,599
                                                                   -----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                                0.05%
    179,296  ERG Limited                                                29,154
                                                                   -----------
             FOOD & DRUG RETAILING                        4.21%
    216,736  Coles Myer Limited                                        977,823
    253,440  Woolworths Limited                                      1,585,608
                                                                   -----------
                                                                     2,563,431
                                                                   -----------
             FOOD PRODUCTS                                0.54%
    144,864  Futuris Corporation Limited                               132,359
    241,088  Goodman Fielder Limited                                   194,141
                                                                   -----------
                                                                       326,500
                                                                   -----------
             GAS UTILITIES                                0.71%
     86,880  Australian Gas Light Company
               Limited                                                 431,791
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             HEALTH CARE EQUIPMENT &
               SUPPLIES                                   0.41%
     12,672  Cochlear Limited                                      $   246,888
                                                                   -----------
             HEALTH CARE PROVIDERS &
               SERVICES                                   1.26%
    196,224  Mayne Group Limited                                       579,384
     53,248  Sonic Healthcare Limited                                  188,833
                                                                   -----------
                                                                       768,217
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE                0.97%
     65,856  Aristocrat Leisure Limited                                195,471
    125,728  TAB Limited                                               179,126
     37,440  TABCORP Holdings Limited                                  216,418
                                                                   -----------
                                                                       591,015
                                                                   -----------
             INDUSTRIAL CONGLOMERATES                     2.58%
    186,304  Pacific Dunlop Limited                                    108,672
     88,032  Wesfarmers Limited                                      1,460,146
                                                                   -----------
                                                                     1,568,818
                                                                   -----------
             INSURANCE                                    6.19%
    272,896  AMP Limited                                             2,644,110
    341,504  Insurance Australia Group Limited                         571,161
    136,064  QBE Insurance Group Limited                               547,983
                                                                   -----------
                                                                     3,763,254
                                                                   -----------
             MEDIA                                        8.38%
    122,080  John Fairfax Holdings Limited                             227,998
    357,440  The News Corporation Limited                            2,251,029
    466,592  The News Corporation Limited -
               Preferred Ordinary                                    2,454,310
     32,896  Publishing & Broadcasting Limited                         162,796
                                                                   -----------
                                                                     5,096,133
                                                                   -----------
             METALS & MINING                             15.07%
    903,136  BHP Billiton Limited                                    5,496,484
     46,368  Iluka Resources Limited                                   114,937
    416,704  M.I.M. Holdings Limited                                   282,645
     66,464  Newcrest Mining Limited                                   156,105
    114,816  OneSteel Limited                                           86,887
     75,872  Rio Tinto Limited                                       1,566,722
     33,856  Sons of Gwalia Limited                                    117,092
    271,520  WMC Limited                                             1,345,523
                                                                   -----------
                                                                     9,166,395
                                                                   -----------
             MULTILINE RETAIL                             0.57%
     98,976  David Jones Limited                                        57,733
    168,032  Harvey Norman Holdings Limited                            291,440
                                                                   -----------
                                                                       349,173
                                                                   -----------
             OIL & GAS                                    2.50%
    147,040  Origin Energy Limited                                     230,742
    150,720  Santos Limited                                            471,478
    113,952  Woodside Petroleum Limited                                821,567
                                                                   -----------
                                                                     1,523,787
                                                                   -----------
             PAPER & FOREST PRODUCTS                      0.37%
     80,768  PaperlinX Limited                                        223,888
                                                                   -----------
             PHARMACEUTICALS                              1.40%
     38,592  CSL Limited                                              852,627
                                                                   -----------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------------------------
  iSHARES MSCI AUSTRALIA INDEX FUND (CONCLUDED)
------------------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             REAL ESTATE                                  7.23%
    107,040  AMP Diversified Property Trust                        $   138,688
    222,400  BT Office Trust                                           175,648
    106,528  Colonial First State Property Trust Group                 115,478
    278,144  Deutsche Office Trust                                     188,087
    236,800  Gandel Retail Trust                                       138,127
    455,200  General Property Trust                                    643,829
    104,832  Lend Lease Corporation Limited                            640,172
    147,616  Mirvac Group                                              297,178
    187,456  Stockland Trust Group                                     418,992
    102,560  Westfield Holdings Limited                                867,393
    463,328  Westfield Trust                                           777,302
                                                                   -----------
                                                                     4,400,894
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE                1.46%
    375,776  Macquarie Infrastructure Group                            671,156
    104,032  Transurban Group*                                         216,953
                                                                   -----------
                                                                       888,109
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $58,193,775)                                   60,838,564
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $58,193,775)+                      100.00%    $60,838,564
                                                        =======    ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $59,680,462. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                            $6,687,126
           Excess of tax cost over value                            (5,529,024)
                                                                   -----------
                                                                   $ 1,158,102
                                                                   ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------
  iSHARES MSCI AUSTRIA INDEX FUND
-----------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET                           100.00%
             AIRLINES                                     2.31%
     29,274  Austrian Airlines                                     $   249,415
                                                                   -----------
             BANKS                                       15.97%
     31,598  Erste Bank der oesterreichischen
               Sparkassen                                            1,722,434
                                                                   -----------
             BEVERAGES                                    4.78%
     11,270  BBAG Oesterreichische
               Brau-Beteiligungs                                       515,685
                                                                   -----------
             BUILDING PRODUCTS                            4.73%
     32,508  Wienerberger                                              509,510
                                                                   -----------
             CHEMICALS                                    1.80%
      3,164  Lenzing                                                   193,764
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES               4.55%
     21,952  BWT                                                       490,270
                                                                   -----------
             CONSTRUCTION MATERIALS                       2.93%
     48,706  RHI                                                       316,393
                                                                   -----------
             CONTAINERS & PACKAGING                       5.06%
      9,436  Mayr-Melnhof Karton                                       546,033
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                  14.29%
    191,912  Telekom Austria*                                        1,540,475
                                                                   -----------
             ELECTRIC UTILITIES                           4.69%
      6,622  Oesterreichische
               Elektrizitaetswirtschafts - Class A                     505,199
                                                                   -----------
             INSURANCE                                    3.29%
      2,366  Generali Holding Vienna                                   354,787
                                                                   -----------
             MACHINERY                                    4.97%
     20,538  VA Technologie                                            535,612
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             METALS & MINING                              9.55%
     12,726  Boehler-Uddeholm                                      $   508,556
     18,942  Voest-Alpine                                              521,024
                                                                   -----------
                                                                     1,029,580
                                                                   -----------
             OIL & GAS                                   16.35%
     20,930  OMV                                                     1,763,327
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE                4.73%
     18,186  Flughafen Wien                                            510,454
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $11,204,771)                                   10,782,938
                                                                   -----------
             COMMON AND PREFERRED
               STOCK - NON-BASKET                         0.00%
             CHEMICALS                                    0.00%
          2  Lenzing                                                       122
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - NON-BASKET
               (Cost $121)                                                 122
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $11,204,892)+                      100.00%    $10,783,060
                                                        =======    ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $11,627,422. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                           $   708,051
           Excess of tax cost over value                            (1,552,413)
                                                                   -----------
                                                                   $  (844,362)
                                                                   ===========

                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------
  iSHARES MSCI BELGIUM INDEX FUND
-----------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             COMMON AND PREFERRED
               STOCK - BASKET                           100.00%
             BANKS                                       22.83%
    107,016  Dexia                                                  $1,603,250
     13,986  KBC Bankverzekeringsholding                               430,431
                                                                    ----------
                                                                     2,033,681
                                                                    ----------
             BEVERAGES                                    4.76%
     15,687  Interbrew                                                 424,028
                                                                    ----------
             BUILDING PRODUCTS                            1.25%
        882  Glaverbel                                                 111,385
                                                                    -----------
             CHEMICALS                                    4.81%
      6,447  Solvay                                                    428,555
                                                                    ----------
             DISTRIBUTORS                                 1.80%
      1,029  D'Ieteren                                                 160,300
                                                                    ----------
             DIVERSIFIED FINANCIALS                      32.40%
     13,419  Algmene Maatschappij voor
               Nijverheidskredit NV                                    435,035
     90,846  Fortis B                                                2,015,569
      7,896  Groupe Bruxelles Lambert                                  435,404
                                                                    ----------
                                                                     2,886,008
                                                                    ----------
             ELECTRIC UTILITIES                           9.35%
      4,200  Electrabel                                                833,025
                                                                    ----------
             ELECTRICAL EQUIPMENT                         1.67%
      4,179  Bekaert NV                                                149,180
                                                                    ----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                                0.75%
      1,638  Barco NV                                                   66,435
                                                                    ----------
             FOOD & DRUG RETAILING                        7.13%
      5,649  Colruyt NV                                                210,109
      9,576  Delhaize Le Lion                                          424,919
                                                                    ----------
                                                                       635,028
                                                                    ----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             HEALTH CARE EQUIPMENT &
               SUPPLIES                                   2.10%
      4,326  Omega Pharma                                           $  187,469
                                                                    ----------
             INSURANCE                                    1.92%
      5,649  Gevaert NV                                                171,068
                                                                    ----------
             LEISURE EQUIPMENT & PRODUCTS                 1.95%
     14,301  Agfa Gevaert NV                                           174,046
                                                                    ----------
             MARINE                                       0.48%
        861  Compagnie Maritime Belge                                   42,674
                                                                    ----------
             METALS & MINING                              2.13%
      4,599  Umicore                                                   189,792
                                                                    ----------
             PHARMACEUTICALS                              4.67%
     10,374  UCB                                                       415,911
                                                                    ----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $10,706,973)                                    8,908,585
                                                                    ----------

             TOTAL INVESTMENTS
               (COST $10,706,973)+                      100.00%     $8,908,585
                                                        =======     ==========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $10,966,954. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                           $  193,030
           Excess of tax cost over value                            (2,251,399)
                                                                   -----------
                                                                   $(2,058,369)
                                                                   ===========


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI BRAZIL INDEX FUND
---------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             COMMON AND PREFERRED
               STOCK - BASKET                           100.00%
             AEROSPACE & DEFENSE                          2.43%
    356,700  Empresa Brasileira de
               Aeronautica Pfd                                     $ 1,955,122
                                                                   -----------
             BANKS                                       16.28%
627,669,000  Banco Bradesco Pfd                                      3,671,824
 74,046,000  Banco Itau Pfd                                          6,277,745
 64,329,000  Unibanco - Uniao de Bancos
               Brasileiros                                           3,140,368
                                                                   -----------
                                                                    13,089,937
                                                                   -----------
             BEVERAGES                                    8.67%
 34,317,000  Companhia de Bebidas das
               Americas Pfd                                          6,968,140
                                                                   -----------
             BUILDING PRODUCTS                            0.38%
 14,760,000  Duratex Pfd                                               309,592
                                                                   -----------
             CHEMICALS                                    0.55%
  1,968,000  Copene Petroquimica do
               Nordeste Pfd A                                          438,816
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                  14.07%
109,101,000  Brasil Telecom Participacoes                              857,916
365,064,000  Brasil Telecom Participacoes Pfd                        2,934,131
115,128,000  Embratel Participacoes                                    512,927
343,170,000  Embratel Participacoes Pfd                              1,272,886
 55,842,000  Tele Norte Leste Participacoes                            729,094
330,255,000  Tele Norte Leste Participacoes Pfd                      5,004,924
                                                                   -----------
                                                                    11,311,878
                                                                   -----------
             ELECTRIC UTILITIES                          11.02%
140,466,000  Centrais Eletricas Brasileiras                          2,500,878
 75,645,000  Centrais Eletricas Brasileiras
               Pfd B Shares                                          1,157,923
231,855,000  Companhia Paranaense de
               Energia-Copel Pfd B                                   1,769,135
168,756,000  Companhia Energetica de Minas
               Gerais Pfd                                            2,618,258
 15,498,000  Eletropaulo Metropolitana Pfd                             438,858
236,406,000  Tractebel Energia                                         375,804
                                                                   -----------
                                                                     8,860,856
                                                                   -----------
             FOOD & DRUG RETAILING                        1.50%
 50,922,000  Companhia Brasileira de
               Distribuicao Grupo Pao de
               Acucar Pfd                                            1,206,456
                                                                   -----------
             FOOD PRODUCTS                                0.75%
  1,107,000  Sadia Pfd                                                 600,661
                                                                   -----------
             HOUSEHOLD PRODUCTS                           0.20%
 43,788,000  Bombril Cirio Pfd                                         163,346
                                                                   -----------
             MEDIA                                        0.45%
  1,230,000  Globo Cabo Pfd*                                           359,771
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             METALS & MINING                              8.34%
 55,719,000  Companhia Siderurgica Nacional                        $ 1,038,561
    147,600  Companhia Vale do Rio Doce
               Pfd A                                                 3,754,133
108,240,000  Gerdau Pfd                                              1,202,157
    209,100  Usinas Siderurgicas de Minas
               Gerais Pfd A                                            710,000
                                                                   -----------
                                                                     6,704,851
                                                                   -----------
             OIL & GAS                                   25.77%
 97,047,000  Companhia Brasileira de
               Petroleo Ipiranga Pfd                                   559,491
    295,200  Petroleo Brasileiro                                     7,283,018
    541,200  Petroleo Brasileiro Pfd                                12,870,420
                                                                   -----------
                                                                    20,712,929
                                                                   -----------
             PAPER & FOREST PRODUCTS                      2.92%
    738,000  Aracruz Celulose Pfd B                                  1,532,938
 22,017,000  Votorantim Celulose e Papel Pfd*                          816,654
                                                                   -----------
                                                                     2,349,592
                                                                   -----------
             TEXTILES & APPAREL                           0.52%
  6,273,000  Companhia de Tecidos Norte
               de Minas Pfd                                            414,858
                                                                   -----------
             TOBACCO                                      1.41%
    172,200  Souza Cruz                                              1,131,454
                                                                   -----------
             WIRELESS TELECOMMUNICATION
               SERVICES                                   4.74%
358,791,000  Tele Celular Sul Participacoes Pfd                        494,307
423,120,000  Tele Centro Oeste Celular
               Participacoes Pfd                                       871,710
405,039,000  Tele Nordeste Celular Participacoes
               Pfd                                                     516,815
386,097,000  Telemig Celular Participacoes Pfd                         597,395
416,847,000  Telesp Celular Participacoes Pfd                        1,327,054
                                                                   -----------
                                                                     3,807,281
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $81,911,991)                                   80,385,540
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $81,911,991)+                      100.00%    $80,385,540
                                                        =======    ===========


--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $82,810,666. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                           $ 1,565,090
           Excess of tax cost over value                            (3,990,216)
                                                                   -----------
                                                                   $(2,425,126)
                                                                   ===========


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI CANADA INDEX FUND
---------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET                            98.94%
             AEROSPACE & DEFENSE                          3.13%
     79,032  Bombardier Incorporated -
               Class B                                             $   696,979
     16,344  CAE Incorporated                                          102,882
                                                                   -----------
                                                                       799,861
                                                                   -----------
             AUTO COMPONENTS                              1.72%
      6,360  Magna International Incorporated -
               Class A                                                 437,926
                                                                   -----------
             BANKS                                       19.18%
     37,680  Bank of Montreal                                          845,657
     38,832  Bank of Nova Scotia                                     1,198,722
     28,416  Canadian Imperial Bank of
               Commerce                                                926,243
     14,376  National Bank of Canada                                   270,496
     52,440  Royal Bank of Canada                                    1,657,359
                                                                   -----------
                                                                     4,898,477
                                                                   -----------
             BEVERAGES                                    0.53%
      7,200  Molson Incorporated - Class A                             134,621
                                                                   -----------
             BIOTECHNOLOGY                                0.36%
      5,112  QLT Incorporated*                                          91,121
                                                                   -----------
             BUILDING PRODUCTS                            0.35%
      4,824  Royal Group Technologies Limited*                          90,407
                                                                   -----------
             CHEMICALS                                    1.82%
      8,736  Agrium Incorporated                                        86,897
      6,432  NOVA Chemicals Corporation                                135,735
      3,936  Potash Corporation of
               Saskatchewan Incorporated                               242,685
                                                                   -----------
                                                                       465,317
                                                                   -----------
             COMMUNICATIONS EQUIPMENT                     4.83%
    245,928  Nortel Networks Corporation                             1,233,855
                                                                   -----------
             COMPUTERS & PERIPHERALS                      0.80%
     17,352  ATI Technologies Incorporated*                            204,936
                                                                   -----------
             DIVERSIFIED FINANCIALS                       3.82%
     12,144  Brascan Corporation - Class A                             238,717
     11,112  C. I. Fund Management Incorporated                         82,137
      7,968  Investors Group Incorporated                              141,035
     11,904  Power Corporation of Canada                               294,540
      9,216  Power Financial Corporation                               219,702
                                                                   -----------
                                                                       976,131
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   2.26%
      3,360  Aliant Incorporated                                        61,776
     20,304  BCE Incorporated                                          423,670
      8,352  TELUS Corporation                                          91,094
                                                                   -----------
                                                                       576,540
                                                                   -----------
             ELECTRIC UTILITIES                           0.68%
     12,768  TransAlta Corporation                                     173,397
                                                                   -----------
             ELECTRICAL EQUIPMENT                         0.49%
      4,752  Ballard Power Systems Incorporated*                       125,071
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                                2.37%
     14,448  Celestica Incorporated*                               $   474,366
      9,864  Onex Corporation                                          131,868
                                                                   -----------
                                                                       606,234
                                                                   -----------
             ENERGY EQUIPMENT & SERVICES                  0.46%
      4,008  Precision Drilling Corporation*                           117,405
                                                                   -----------
             FOOD & DRUG RETAILING                        2.22%
      3,984  George Weston Limited                                     264,441
      8,376  Loblaw Companies Limited                                  301,734
                                                                   -----------
                                                                       566,175
                                                                   -----------
             GAS UTILITIES                                3.31%
     12,024  Enbridge Incorporated                                     337,152
     36,792  TransCanada PipeLines Limited                             509,057
                                                                   -----------
                                                                       846,209
                                                                   -----------
             HEALTH CARE PROVIDERS &
               SERVICES                                   0.54%
     10,560  MDS Incorporated - Class B                                137,882
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE                1.14%
      5,952  Fairmont Hotels & Resorts
               Incorporated                                            150,275
      1,752  Four Seasons Hotels Incorporated                           87,605
      3,312  Intrawest Corporation                                      52,988
                                                                   -----------
                                                                       290,868
                                                                   -----------
             IT CONSULTING & SERVICES                     0.40%
     15,360  CGI Group Incorporated*                                   102,911
                                                                   -----------
             INSURANCE                                    9.30%
     12,168  Canada Life Financial Corporation                         302,361
     10,176  Clarica Life Insurance Company                            321,865
        936  Fairfax Financial Holdings Limited                        108,417
     36,960  Manulife Financial Corporation                            955,961
     33,072  Sun Life Financial Services of
               Canada Incorporated                                     687,617
                                                                   -----------
                                                                     2,376,221
                                                                   -----------
             INTERNET SOFTWARE & SERVICES                 0.18%
      2,856  BCE Emergis Incorporated                                   46,280
                                                                   -----------
             MARINE                                       0.25%
      5,952  CP Ships Limited                                           64,955
                                                                   -----------
             MEDIA                                        4.13%
      3,072  Quebecor Incorporated - Class B                            41,088
      6,816  Quebecor World Incorporated                               162,488
     10,368  Rogers Communications
               Incorporated - Class B*                                 149,914
     13,488  Shaw Communications
               Incorporated - Class B                                  253,452
     14,592  Thomson Corporation                                       446,991
                                                                   -----------
                                                                     1,053,933
                                                                   -----------
             METALS & MINING                             10.87%
     22,080  Alcan Incorporated                                        892,558
     41,328  Barrick Gold Corporation                                  741,818
      4,200  Cameco Corporation                                        115,176
      5,688  Dofasco Incorporated                                       99,544



                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------------
  iSHARES MSCI CANADA INDEX FUND (CONCLUDED)
--------------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             METALS & MINING (continued)
      6,024  Falconbridge Limited                                  $    64,727
      3,960  Fording Incorporated                                       71,204
     13,776  Inco Limited*                                             255,858
     11,736  Noranda Incorporated                                      122,517
     25,488  Placer Dome Incorporated                                  295,149
     13,464  Teck Cominco Limited - Class B                            119,158
                                                                   -----------
                                                                     2,777,709
                                                                   -----------
             MULTILINE RETAIL                             0.53%
      5,688  Canadian Tire Corporation -
               Class A                                                  88,626
      5,328  Hudson's Bay Company                                       47,485
                                                                   -----------
                                                                       136,111
                                                                   -----------
             OIL & GAS                                   14.09%
     11,664  Alberta Energy Company Limited                            493,239
      8,808  Canadian Natural Resources
               Limited                                                 256,637
      9,456  Husky Energy Incorporated                                  99,010
     10,560  Imperial Oil Limited                                      298,142
      9,120  Nexen Incorporated                                        206,898
     19,920  PanCanadian Energy Corporation                            574,198
      3,744  Penn West Petroleum Limited*                               91,914
     17,136  Petro-Canada                                              402,955
      5,664  Rio Alto Exploration Limited*                              56,128
      5,208  Shell Canada Limited                                      160,671
     17,184  Suncor Energy Incorporated                                572,336
     10,248  Talisman Energy Incorporated                              387,054
                                                                   -----------
                                                                     3,599,182
                                                                   -----------
             PAPER & FOREST PRODUCTS                      1.64%
     30,024  Abitibi-Consolidated Incorporated                         256,172
     14,640  Domtar Incorporated                                       162,413
                                                                   -----------
                                                                       418,585
                                                                   -----------
             PHARMACEUTICALS                              1.84%
      9,888  Biovail Corporation*                                      470,458
                                                                   -----------
             REAL ESTATE                                  1.08%
      6,288  Brookfield Properties Corporation                         114,904
     10,128  TrizecHahn Corporation                                    161,530
                                                                   -----------
                                                                       276,434
                                                                   -----------
             ROAD & RAIL                                  3.91%
     14,856  Canadian National Railway
               Company                                                 747,568
     12,504  CP Railway Limited                                        250,548
                                                                   -----------
                                                                       998,116
                                                                   -----------
             SOFTWARE                                     0.71%
      6,456  Cognos Incorporated*                                      162,879
      4,080  Descartes Systems Group
               Incorporated*                                            19,199
                                                                   -----------
                                                                       182,078
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $30,634,119)                                   25,275,406
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----

             COMMON AND PREFERRED
               STOCK - NON-BASKET                         1.06%
             BANKS                                        0.00%
          8  Royal Bank of Canada                                  $       253
                                                                   -----------
             GAS UTILITIES                                1.05%
      9,912  Westcoast Energy Incorporated                             269,036
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE                0.00%
         18  Fairmont Hotels & Resorts
               Incorporated                                                454
                                                                   -----------
             INSURANCE                                    0.00%
         22  Manulife Financial Corporation                                569
         20  Sun Life Financial Services of
               Canada Incorporated                                         416
                                                                   -----------
                                                                           985
                                                                   -----------
             MARINE                                       0.00%
         18  CP Ships Limited                                              196
                                                                   -----------
             METALS & MINING                              0.00%
          2  Alcan Incorporated                                             81
          4  Fording Incorporated                                           72
                                                                   -----------
                                                                           153
                                                                   -----------
             OIL & GAS                                    0.00%
         13  PanCanadian Energy Corporation                                375
                                                                   -----------
             PHARMACEUTICALS                              0.00%
          2  Biovail Corporation*                                           95
                                                                   -----------
             ROAD & RAIL                                  0.00%
         12  CP Railway Limited                                            240
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - NON-BASKET
               (Cost $232,158)                                         271,787
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $30,866,277)+                      100.00%    $25,547,193
                                                        =======    ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $31,813,396. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                           $ 2,176,074
           Excess of tax cost over value                            (8,442,277)
                                                                   -----------
                                                                   $(6,266,203)
                                                                   ===========


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------
  iSHARES MSCI EMU INDEX FUND
------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET                            99.99%
             AUSTRIA                                      0.38%
             BANKS                                        0.08%
      1,326  Erste Bank der oesterreichischen
               Sparkassen                                          $    72,281
                                                                   -----------
             BUILDING PRODUCTS                            0.00%
        102  Wienerberger                                                1,599
                                                                   -----------
             COMMERCIAL SERVICES &
               SUPPLIES                                   0.01%
        612  BWT                                                        13,668
                                                                   -----------
             CONSTRUCTION MATERIALS                       0.02%
      2,584  RHI                                                        16,786
                                                                   -----------
             CONTAINERS & PACKAGING                       0.03%
        442  Mayr-Melnhof Karton                                        25,577
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.02%
      1,734  Telekom Austria*                                           13,919
                                                                   -----------
             ELECTRIC UTILITIES                           0.04%
        476  Oesterreichische
               Elektrizitaetswirtschafts - Class A                     36,314
                                                                   -----------
             MACHINERY                                    0.04%
      1,224  VA Technologie                                             31,921
                                                                   -----------
             METALS & MINING                              0.05%
        408  Boehler-Uddeholm                                           16,304
        986  Voest-Alpine                                               27,121
                                                                   -----------
                                                                        43,425
                                                                   -----------
             OIL & GAS                                    0.08%
        850  OMV                                                        71,611
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE                0.01%
        476  Flughafen Wien                                             13,361
                                                                   -----------
             TOTAL AUSTRIA (Cost $351,993)                             340,462
                                                                   -----------
             BELGIUM                                      2.90%
             BANKS                                        0.61%
     28,084  Dexia                                                     420,738
      3,978  KBC Bankverzekeringsholding                               122,426
                                                                   -----------
                                                                       543,164
                                                                   -----------
             BEVERAGES                                    0.20%
      6,460  Interbrew                                                 174,617
                                                                   -----------
             CHEMICALS                                    0.11%
      1,462  Solvay                                                     97,184
                                                                   -----------
             DISTRIBUTORS                                 0.04%
        204  D'Ieteren                                                  31,780
                                                                   -----------
             DIVERSIFIED FINANCIALS                       1.16%
     38,284  Fortis B                                                  849,394
      3,332  Groupe Bruxelles Lambert                                  183,734
                                                                   -----------
                                                                     1,033,128
                                                                   -----------
             ELECTRIC UTILITIES                           0.30%
      1,326  Electrabel                                                262,998
                                                                   -----------
             ELECTRICAL EQUIPMENT                         0.03%
        816  Bekaert NV                                                 29,129
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             BELGIUM (continued)
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                                0.02%
        442  Barco NV                                              $    17,927
                                                                   -----------
             FOOD & DRUG RETAILING                        0.14%
      1,190  Colruyt NV                                                 44,261
      1,904  Delhaize Le Lion                                           84,487
                                                                   -----------
                                                                       128,748
                                                                   -----------
             HEALTH CARE EQUIPMENT &
               SUPPLIES                                   0.02%
        374  Omega Pharma                                               16,207
                                                                   -----------
             LEISURE EQUIPMENT & PRODUCTS                 0.04%
      3,298  Agfa Gevaert NV                                            40,137
                                                                   -----------
             MARINE                                       0.02%
        340  Compagnie Maritime Belge                                   16,851
                                                                   -----------
             METALS & MINING                              0.04%
        952  Umicore                                                    39,287
                                                                   -----------
             PHARMACEUTICALS                              0.17%
      3,706  UCB                                                       148,580
                                                                   -----------
             TOTAL BELGIUM (Cost $2,725,629)                         2,579,737
                                                                    -----------
             FINLAND                                      6.57%
             BEVERAGES                                    0.05%
      1,836  Hartwall Oyj ABP                                           45,991
                                                                   -----------
             BUILDING PRODUCTS                            0.07%
      3,400  Uponor Oyj                                                 60,877
                                                                   -----------
             COMMUNICATIONS EQUIPMENT                     5.06%
    211,956  Nokia Oyj                                               4,504,592
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.10%
     19,482  Sonera Oyj                                                 90,998
                                                                   -----------
             FOOD & DRUG RETAILING                        0.03%
      3,400  Kesko Oyj - B Shares                                       30,586
                                                                   -----------
             HEALTH CARE EQUIPMENT &
               SUPPLIES                                   0.02%
        374  Instrumentarium Oyj                                        18,100
                                                                   -----------
             IT CONSULTING & SERVICES                     0.10%
      3,400  TietoEnator Oyj                                            86,463
                                                                   -----------
             INSURANCE                                    0.09%
     10,200  Sampo Oyj - A Shares                                       79,317
                                                                   -----------
             LEISURE EQUIPMENT & PRODUCTS                 0.02%
        544  Amer Group Plc                                             15,528
                                                                   -----------
             MACHINERY                                    0.09%
        476  KCI Konecranes International                               13,875
        170  Kone Oyj - B Shares                                        14,705
      3,400  Metso Oyj                                                  38,232
        714  Wartsila Oyj                                               13,976
                                                                   -----------
                                                                        80,788
                                                                   -----------
             METALS & MINING                              0.07%
      3,400  Outokumpu Oyj                                              39,702
      6,800  Rautaruukki Oyj                                            26,468
                                                                   -----------
                                                                        66,170
                                                                   -----------


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------------
  iSHARES MSCI EMU INDEX FUND (CONTINUED)
-----------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             FINLAND (continued)
             OIL & GAS                                    0.02%
      2,822  Fortum Oyj                                            $    14,402
                                                                   -----------
             PAPER & FOREST PRODUCTS                      0.85%
     30,600  Stora Enso Oyj                                            397,024
     10,200  UPM-Kymmene Oyj                                           362,616
                                                                   -----------
                                                                       759,640
                                                                   -----------
             TOTAL FINLAND (Cost $8,332,502)                         5,853,452
                                                                   -----------
             FRANCE                                      28.20%
             AEROSPACE & DEFENSE                          0.33%
     12,750  European Aeronautic Defence
               and Space Company                                       160,685
      2,686  Thales                                                     87,473
      2,040  Zodiac                                                     40,585
                                                                   -----------
                                                                       288,743
                                                                   -----------
             AIRLINES                                     0.07%
      3,706  Air France                                                 60,265
                                                                   -----------
             AUTO COMPONENTS                              0.38%
      5,644  Compagnie Generale des
               Etablissements Michelin - Class B                       214,317
      3,060  Valeo                                                     127,815
                                                                   -----------
                                                                       342,132
                                                                   -----------
             AUTOMOBILES                                  0.61%
      7,106  PSA Peugeot Citroen                                       309,170
      5,372  Renault                                                   233,494
                                                                   -----------
                                                                       542,664
                                                                   -----------
             BANKS                                        2.80%
     35,156  BNP Paribas*                                            1,704,432
     13,396  Societe Generale - Class A                                792,567
                                                                   -----------
                                                                     2,496,999
                                                                   -----------
             BEVERAGES                                    0.18%
      2,074  Pernod-Ricard                                             161,457
                                                                   -----------
             BUILDING PRODUCTS                            0.56%
      3,230  Compagnie de Saint-Gobain                                 501,501
                                                                   -----------
             CHEMICALS                                    0.62%
      3,876  L'Air Liquide                                             547,488
                                                                   -----------
             COMMERCIAL SERVICES &
               SUPPLIES                                   0.07%
      1,768  Societe BIC                                                59,642
                                                                   -----------
             COMMUNICATIONS EQUIPMENT                     0.78%
     48,620  Alcatel                                                   674,986
        340  Sagem                                                      20,513
                                                                   -----------
                                                                       695,499
                                                                   -----------
             CONSTRUCTION & ENGINEERING                   0.17%
      2,414  Vinci                                                     147,208
                                                                   -----------
             CONSTRUCTION MATERIALS                       0.61%
        476  Imerys                                                     50,066
      5,746  Lafarge                                                   494,531
                                                                   -----------
                                                                       544,597
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             FRANCE (continued)
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.46%
     15,368  France Telecom                                        $   404,771
                                                                   -----------
             ELECTRICAL EQUIPMENT                         0.46%
      8,738  Alstom                                                    104,529
      6,120  Schneider Electric                                        307,032
                                                                   -----------
                                                                       411,561
                                                                   -----------
             ENERGY EQUIPMENT & SERVICES                  0.11%
        782  Technip - Coflexip                                         98,350
                                                                   -----------
             FOOD & DRUG RETAILING                        1.25%
     22,304  Carrefour                                               1,007,066
      1,632  Etablissements Economiques du
               Casino Guichard-Perrachon                               107,214
                                                                   -----------
                                                                     1,114,280
                                                                   -----------
             FOOD PRODUCTS                                0.71%
      5,474  Groupe Danone                                             629,740
                                                                   -----------
             HEALTH CARE EQUIPMENT &
               SUPPLIES                                   0.14%
      3,740  Essilor International                                     125,939
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE                0.57%
      8,330  Accor                                                     305,863
        646  Club Mediterranee                                          27,492
      4,488  Sodexho Alliance                                          177,796
                                                                   -----------
                                                                       511,151
                                                                   -----------
             HOUSEHOLD DURABLES                           0.13%
      4,284  Thomson Multimedia*                                       111,130
                                                                   -----------
             INSURANCE                                    1.28%
     61,030  Axa                                                     1,137,615
                                                                   -----------
             IT CONSULTING & SERVICES                     0.55%
      2,686  Altran Technologies                                       127,551
        850  Atos Origin*                                               61,980
      4,454  Cap Gemini                                                295,302
                                                                   -----------
                                                                       484,833
                                                                   -----------
             MEDIA                                        2.14%
      5,032  Lagardere S.C.A.                                          204,745
      3,400  Publicis Groupe                                            89,757
      5,066  Societe Television Francaise 1                            117,963
     38,488  Vivendi Universal                                       1,494,111
                                                                   -----------
                                                                     1,906,576
                                                                   -----------
             METALS & MINING                              0.30%
      8,330  Arcelor*                                                  115,284
      2,992  Pechiney - Class A                                        153,987
                                                                   -----------
                                                                       269,271
                                                                   -----------
             MULTI-UTILITIES                              1.12%
     35,802  Suez                                                      997,167
                                                                   -----------
             MULTILINE RETAIL                             0.35%
      2,992  Pinault-Printemps-Redoute                                 312,891
                                                                   -----------
             OIL & GAS                                    4.63%
     28,050  TotalFinaElf                                            4,122,217
                                                                   -----------
             PERSONAL PRODUCTS                            1.19%
     15,198  L'Oreal                                                 1,062,190
                                                                   -----------


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------------
  iSHARES MSCI EMU INDEX FUND (CONTINUED)
-----------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             FRANCE (continued)
             PHARMACEUTICALS                              3.68%
     29,784  Aventis                                               $ 2,209,132
     16,286  Sanofi-Synthelabo                                       1,069,205
                                                                   -----------
                                                                     3,278,337
                                                                   -----------
             REAL ESTATE                                  0.10%
      1,734  Unibail (Union du Credit-Bail
               Immobilier)                                              89,992
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                                   0.73%
     21,828  STMicroelectronics NV                                     647,042
                                                                   -----------
             SOFTWARE                                     0.20%
      2,584  Business Objects*                                         100,580
      1,700  Dassault Systemes                                          78,155
                                                                   -----------
                                                                       178,735
                                                                   -----------
             SPECIALTY RETAIL                             0.18%
      3,264  Castorama Dubois Investissement                           160,927
                                                                   -----------
             TEXTILES & APPAREL                           0.52%
      9,996  LVMH Moet Hennessy Louis Vuitton                          466,901
                                                                   -----------
             WIRELESS TELECOMMUNICATION
               SERVICES                                   0.22%
      6,868  Bouygues                                                  196,042
                                                                   -----------
             TOTAL FRANCE (Cost $30,368,512)                        25,105,853
                                                                   -----------
             GERMANY                                     20.53%
             AIR FREIGHT & COURIERS                       0.20%
     13,600  Deutsche Post                                             177,043
                                                                   -----------
             AIRLINES                                     0.12%
      6,800  Deutsche Lufthansa                                        104,991
                                                                   -----------
             AUTO COMPONENTS                              0.08%
      5,100  Continental                                                74,641
                                                                   -----------
             AUTOMOBILES                                  2.58%
     37,400  DaimlerChrysler                                         1,501,370
        272  Porsche                                                   116,468
     11,560  Volkswagen                                                553,352
      3,944  Volkswagen - Preferred                                    122,813
                                                                   -----------
                                                                     2,294,003
                                                                   -----------
             BANKS                                        2.01%
     16,150  Bayerische Hypo-und Vereinsbank                           493,818
     22,100  Deutsche Bank                                           1,297,976
                                                                   -----------
                                                                     1,791,794
                                                                   -----------
             BIOTECHNOLOGY                                0.11%
      6,222  QIAGEN*                                                    97,143
                                                                   -----------
             BUILDING PRODUCTS                            0.04%
      1,700  Buderus                                                    39,247
                                                                   -----------
             CHEMICALS                                    2.16%
     24,684  BASF                                                      948,416
     30,600  Bayer                                                     975,357
                                                                   -----------
                                                                     1,923,773
                                                                   -----------
             CONSTRUCTION MATERIALS                       0.08%
      1,496  Heidelberger Zement                                        67,935
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             GERMANY (continued)
             DIVERSIFIED FINANCIALS                       0.20%
        408  Deutsche Boerse                                       $    16,481
      2,312  Marshcollek, Lautenschlaeger-und
               Partner                                                 119,150
      4,352  WCM Beteiligungs-und Grundbesitz*                          39,338
                                                                   -----------
                                                                       174,969
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   1.33%
     83,708  Deutsche Telekom                                        1,188,898
                                                                   -----------
             ELECTRIC UTILITIES                           1.49%
     26,996  E.On                                                    1,325,632
                                                                   -----------
             ELECTRICAL EQUIPMENT                         0.02%
        884  SGL Carbon*                                                16,669
                                                                   -----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                                0.11%
      2,516  Epcos                                                      97,367
                                                                   -----------
             FOOD PRODUCTS                                0.04%
      3,400  Kamps                                                      31,615
                                                                    ----------
             HEALTH CARE PROVIDERS &
               SERVICES                                   0.12%
      1,530  Fresenius Medical Care                                     79,087
        680  Fresenius Medical Care-Preferred                           26,586
                                                                   -----------
                                                                       105,673
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE                0.22%
      6,800  Preussag                                                  194,101
                                                                   -----------
             INDUSTRIAL CONGLOMERATES                     2.46%
     37,502  Siemens                                                 2,196,078
                                                                   -----------
             INSURANCE                                    2.60%
      6,596  Allianz                                                 1,483,230
      3,400  Muenchener Rueckversicherungs-
               Gesellschaft                                            829,340
                                                                   -----------
                                                                     2,312,570
                                                                   -----------
             MACHINERY                                    0.35%
      4,386  Linde                                                     199,212
      3,400  MAN                                                        80,405
      1,700  MAN - Preferred                                            33,526
                                                                   -----------
                                                                       313,143
                                                                   -----------
             MEDIA                                        0.03%
      3,400  ProSiebenSat.1 Media                                       25,939
                                                                   -----------
             METALS & MINING                              0.26%
     15,300  ThyssenKrupp                                              229,612
                                                                   -----------
             MULTI-UTILITIES                              0.70%
     15,538  RWE                                                       558,164
      2,448  RWE - Preferred                                            69,072
                                                                   -----------
                                                                       627,236
                                                                   -----------
             MULTILINE RETAIL                             0.26%
      1,700  KarstadtQuelle                                             59,010
      5,100  Metro                                                     169,794
                                                                   -----------
                                                                       228,804
                                                                   -----------


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------------------
  iSHARES MSCI EMU INDEX FUND (CONTINUED)
------------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             GERMANY (continued)
             PERSONAL PRODUCTS                            0.25%
      1,530  Beiersdorf                                            $   167,544
      1,020  Wella                                                      52,434
                                                                   -----------
                                                                       219,978
                                                                   -----------
             PHARMACEUTICALS                              0.74%
      3,400  Altana                                                    171,485
      2,822  Merck KGaA                                                 82,993
      6,800  Schering                                                  406,259
                                                                   -----------
                                                                       660,737
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                                   0.39%
      3,400  Aixtron                                                    58,818
     12,818  Infineon Technologies                                     293,702
                                                                   -----------
                                                                       352,520
                                                                   -----------
             SOFTWARE                                     1.41%
      9,112  SAP                                                     1,238,368
        680  Software                                                   18,169
                                                                   -----------
                                                                     1,256,537
                                                                   -----------
             SPECIALTY RETAIL                             0.03%
      1,258  Douglas Holding                                            31,328
                                                                   -----------
             TEXTILES & APPAREL                           0.14%
      1,700  Adidas-Salomon                                            110,196
        680  Hugo Boss - Preferred                                      14,675
                                                                   -----------
                                                                       124,871
                                                                   -----------
             TOTAL GERMANY (Cost $22,851,406)                       18,284,847
                                                                   -----------
             GREECE                                       0.87%
             BANKS                                        0.41%
     85,000  National Bank of Greece ADR                               365,500
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.46%
     54,400  Hellenic Telecommunications
               Organization ADR                                        408,544
                                                                   -----------
             TOTAL GREECE (Cost $935,895)                              774,044
                                                                   -----------
             IRELAND                                      2.29%
             AIRLINES                                     0.15%
     21,760  Ryanair Holdings Plc*                                     130,812
                                                                   -----------
             BANKS                                        0.97%
     38,930  Allied Irish Banks Plc                                    434,389
     44,268  Bank of Ireland                                           428,857
                                                                   -----------
                                                                       863,246
                                                                   -----------
             CONSTRUCTION MATERIALS                       0.44%
     23,460  CRH Plc                                                   390,628
                                                                   -----------
             CONTAINERS & PACKAGING                       0.12%
     47,838  Jefferson Smurfit Group Plc                               109,654
                                                                   -----------
             FOOD PRODUCTS                                0.09%
      1,564  Greencore Group Plc                                         4,302
      5,814  Kerry Group Plc - A Shares                                 77,195
                                                                   -----------
                                                                        81,497
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             IRELAND (continued)
             HOUSEHOLD DURABLES                           0.04%
     49,708  Waterford Wedgwood Plc                                $    33,107
                                                                   -----------
             INDUSTRIAL CONGLOMERATES                     0.04%
      3,400  DCC Plc                                                    33,821
                                                                   -----------
             INSURANCE                                    0.14%
     11,424  Irish Life & Permanent Plc                                126,483
                                                                   -----------
             MEDIA                                        0.03%
     20,400  Independent News & Media Plc                               30,880
                                                                   -----------
             PHARMACEUTICALS                              0.23%
     14,688  Elan Corporation Plc*                                     203,277
                                                                   -----------
             REAL ESTATE                                  0.04%
      5,542  Green Property Plc                                         35,953
                                                                   -----------
             TOTAL IRELAND (Cost $2,635,861)                         2,039,358
                                                                   -----------
             ITALY                                       10.65%
             AIRLINES                                     0.03%
     34,000  Alitalia SpA*                                              25,145
                                                                   -----------
             AUTOMOBILES                                  0.23%
     10,200  Fiat SpA                                                  129,253
      5,100  Fiat SpA - Pfd                                             46,452
      3,400  Fiat SpA - RNC                                             28,968
                                                                   -----------
                                                                       204,673
                                                                   -----------
             BANKS                                        2.26%
     68,000  Banca Nazionale del Lavoro                                139,400
     36,448  Banca di Roma SpA                                          85,437
     42,500  Banca Monte dei Paschi di Siena
               SpA                                                     106,792
     17,000  Banca Popolare di Milano SpA                               63,671
    162,928  IntesaBci SpA                                             379,099
     34,000  IntesaBci SpA - RNC                                        56,466
     24,582  Mediobanca SpA                                            264,510
     38,216  Sanpaulo IMI SpA                                          388,077
    136,000  UniCredito Italiano SpA                                   529,366
                                                                   -----------
                                                                     2,012,818
                                                                   -----------
             CONSTRUCTION MATERIALS                       0.06%
      6,664  Italcementi SpA                                            50,667
                                                                   -----------
             DIVERSIFIED FINANCIALS                       0.27%
     11,900  Banca Fideuram SpA                                         79,978
     64,192  Bipop-Carire SpA                                           84,731
     10,200  Mediolanum SpA                                             77,552
                                                                   -----------
                                                                       242,261
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   1.44%
    103,700  Telecom Italia SpA                                        853,029
     83,300  Telecom Italia SpA - RNC                                  432,316
                                                                   -----------
                                                                     1,285,345
                                                                   -----------
             ELECTRIC UTILITIES                           0.57%
     91,256  Enel SpA                                                  510,705
                                                                   -----------
             ELECTRICAL EQUIPMENT                         0.06%
     34,000  Pirelli SpA                                                50,878
                                                                   -----------
             FOOD & DRUG RETAILING                        0.03%
      8,500  La Rinascente SpA                                          28,747
                                                                   -----------


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------------
  iSHARES MSCI EMU INDEX FUND (CONTINUED)
-----------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             ITALY (continued)
             FOOD PRODUCTS                                0.07%
     18,700  Parmalat Finanziaria SpA                              $    57,907
                                                                   -----------
             GAS UTILITIES                                0.09%
      8,500  Italgas SpA                                                80,140
                                                                   -----------
             HEALTH CARE EQUIPMENT &
               SUPPLIES                                   0.14%
      6,800  Luxottica Group SpA                                       119,813
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE                0.06%
      5,100  Autogrill SpA                                              51,525
                                                                   -----------
             INSURANCE                                    1.57%
     13,600  Alleanza Assicurazioni SpA                                131,636
     44,064  Assicurazioni Generali SpA                              1,091,214
     15,300  Riunione Adriatica di Sicurta SpA                         178,661
                                                                   -----------
                                                                     1,401,511
                                                                   -----------
             INTERNET SOFTWARE & SERVICES                 0.05%
      5,916  Tiscali SpA*                                               47,692
                                                                   -----------
             MEDIA                                        0.48%
      6,800  Arnoldo Mondadori Editore SpA                              43,055
      3,400  Gruppo Editoriale L'Espresso SpA                           10,528
     27,200  Mediaset SpA                                              219,510
    204,000  Seat Pagine Gialle SpA*                                   154,575
                                                                   -----------
                                                                       427,668
                                                                   -----------
             MULTI-UTILITIES                              0.05%
      6,800  ACEA SpA                                                   39,997
                                                                   -----------
             OIL & GAS                                    1.92%
    124,576  ENI SpA                                                 1,706,845
                                                                   -----------
             TEXTILES & APPAREL                           0.12%
      4,760  Benetton Group SpA                                         57,601
      6,800  Bulgari SpA                                                52,231
                                                                   -----------
                                                                       109,832
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE                0.28%
     34,000  Concessioni e Costruzioni
               Autostrade SpA                                          247,626
                                                                   -----------
             WIRELESS TELECOMMUNICATION
               SERVICES                                   0.87%
    165,274  Telecom Italia Mobile SpA                                 777,693
                                                                   -----------
             TOTAL ITALY (Cost $11,494,167)                          9,479,488
                                                                   -----------
             NETHERLANDS                                 17.23%
             AIR FREIGHT & COURIERS                       0.34%
     14,654  TPG                                                       301,420
                                                                   -----------
             AIRLINES                                     0.04%
      2,584  Koninklijke Luchtvaart Maatschappij                        35,471
                                                                   -----------
             BANKS                                        1.18%
     60,350  ABN AMRO Holding                                        1,050,813
                                                                   -----------
             BEVERAGES                                    0.37%
      8,126  Heineken                                                  330,986
                                                                   -----------
             CHEMICALS                                    0.59%
     12,002  Akzo Nobel                                                529,454
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             NETHERLANDS (continued)
             COMMERCIAL SERVICES &
               SUPPLIES                                   0.09%
      3,774  Buhrmann                                              $    43,580
      3,536  Vedior                                                     39,761
                                                                   -----------
                                                                        83,341
                                                                   -----------
             DIVERSIFIED FINANCIALS                       2.01%
     75,106  ING Groep                                               1,785,887
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.34%
     64,090  Koninklijke KPN*                                          306,009
                                                                   -----------
             FOOD & DRUG RETAILING                        0.68%
     26,214  Koninklijke Ahold                                         604,276
                                                                   -----------
             FOOD PRODUCTS                                1.81%
      6,086  Koninklijke Numico                                        135,554
     25,364  Unilever                                                1,474,319
                                                                   -----------
                                                                     1,609,873
                                                                   -----------
             HOUSEHOLD DURABLES                           1.69%
     57,460  Philips Electronics                                     1,500,988
                                                                   -----------
             INSURANCE                                    0.99%
     40,630  Aegon                                                     884,223
                                                                   -----------
             IT CONSULTING & SERVICES                     0.04%
     12,444  Getronics                                                  32,399
                                                                   -----------
             MACHINERY                                    0.06%
      1,020  IHC Caland                                                 52,143
                                                                   -----------
             MEDIA                                        0.98%
     28,220  Elsevier                                                  361,263
      8,534  VNU                                                       252,455
     11,934  Wolters Kluwer - CVA                                      257,034
                                                                   -----------
                                                                       870,752
                                                                   -----------
             OFFICE ELECTRONICS                           0.04%
      3,128  Oce                                                        31,927
                                                                   -----------
             OIL & GAS                                    5.44%
     93,874  Royal Dutch Petroleum Company                           4,843,512
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                                   0.42%
     18,462  ASML Holding*                                             378,470
                                                                   -----------
             SPECIALTY RETAIL                             0.04%
      3,434  Koninklijke Vendex KBB                                     38,614
                                                                   -----------
             TRADING COMPANIES &
               DISTRIBUTORS                               0.08%
      3,944  Hagemeyer                                                  68,946
                                                                   -----------
             TOTAL NETHERLANDS
               (Cost $18,888,914)                                   15,339,504
                                                                   -----------
             PORTUGAL                                     1.12%
             BANKS                                        0.35%
     76,534  Banco Comercial Portugues SA                              266,787
      4,284  Banco Espirito Santo SA                                    42,614
                                                                   -----------
                                                                       309,401
                                                                   -----------
             CONSTRUCTION MATERIALS                       0.06%
      3,162  Cimentos de Portugal SGPS SA                               55,358
                                                                   -----------


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------------
  iSHARES MSCI EMU INDEX FUND (CONTINUED)
-----------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             PORTUGAL (continued)
             DIVERSIFIED FINANCIALS                       0.05%
     20,842  BPI - SGPS SA                                         $    44,168
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.31%
     38,522  Portugal Telecom SGPS SA                                  271,563
                                                                   -----------
             ELECTRIC UTILITIES                           0.18%
     84,150  Electricidade de Portugal SA                              162,317
                                                                   -----------
             FOOD & DRUG RETAILING                        0.03%
      3,536  Jeronimo Martins SGPS SA                                   25,386
                                                                   -----------
             INDUSTRIAL CONGLOMERATES                     0.03%
     43,146  Sonae SGPS SA                                              30,603
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE                0.11%
     22,100  Brisa-Auto Estradas de Portugal SA                         96,727
                                                                   -----------
             TOTAL PORTUGAL (Cost $1,285,692)                          995,523
                                                                   -----------
             SPAIN                                        9.25%
             BANKS                                        3.40%
    136,068  Banco Bilbao Vizcaya Argentaria SA                      1,570,061
    182,308  Banco Santander Central Hispano SA                      1,453,922
                                                                   -----------
                                                                     3,023,983
                                                                   -----------
             BIOTECHNOLOGY                                0.06%
      6,018  Zeltia SA*                                                 50,128
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES               0.08%
     10,710  Amadeus Global Travel
               Distribution SA*                                         71,054
                                                                   -----------
             CONSTRUCTION & ENGINEERING                   0.21%
      2,346  Actividades de Construccion y
               Servicios SA                                             62,399
      2,142  Fomento de Construcciones y
               Contratas SA                                             46,320
      6,358  Groupo Dragados SA                                         78,918
                                                                   -----------
                                                                       187,637
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   2.45%
    187,034  Telefonica SA*                                          2,180,796
                                                                   -----------
             ELECTRIC UTILITIES                           1.32%
     39,032  Endesa SA                                                 585,429
     33,252  Iberdrola SA                                              418,490
     11,220  Union Fenosa SA                                           172,264
                                                                   -----------
                                                                     1,176,183
                                                                   -----------
             GAS UTILITIES                                0.12%
      6,154  Gas Natural SDG SA                                        107,313
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE   0.11%
      4,726  NH Hoteles SA*                                             46,397
      6,324  Sol Melia SA                                               42,722
      7,922  TelePizza SA*                                               9,730
                                                                   -----------
                                                                        98,849
                                                                   -----------
             INSURANCE                                    0.05%
      6,732  Corporacion Mapfre SA                                      46,584
                                                                   -----------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             SPAIN (continued)
             INTERNET SOFTWARE & SERVICES                 0.14%
     16,626  Terra Networks SA*                                    $   123,678
                                                                   -----------
             MEDIA                                        0.05%
      1,598  Promotora de Informaciones SA                              14,900
      7,480  Telefonica Publicidad e
               Informacion SA                                           28,727
                                                                   -----------
                                                                        43,627
                                                                   -----------
             METALS & MINING                              0.08%
      2,142  Acerinox SA                                                72,907
                                                                   -----------
             OIL & GAS                                    0.57%
     41,072  Repsol YPF SA                                             507,671
                                                                   -----------
             REAL ESTATE                                  0.07%
      1,938  Metrovacesa SA                                             28,246
      4,760  Vallehermoso SA                                            33,268
                                                                   -----------
                                                                        61,514
                                                                   -----------
             SPECIALTY RETAIL                             0.21%
      9,690  Industria de Diseno Textil SA*                            189,928
                                                                   -----------
             TOBACCO                                      0.24%
     12,886  Altadis SA                                                213,448
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE                0.06%
      5,304  Autopistas Concesionaria
               Espanola SA                                              49,090
                                                                   -----------
             WATER UTILITIES                              0.03%
      2,652  Sociedad General de Aguas de
               Barcelona SA                                             29,821
                                                                   -----------
             TOTAL SPAIN (Cost $10,018,506)                          8,234,211
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $109,889,077)                                  89,026,479
                                                                   -----------
             COMMON AND PREFERRED
               STOCK - NON-BASKET                         0.01%
             FRANCE                                       0.00%
             ENERGY EQUIPMENT & SERVICES                  0.00%
         11  Technip - Coflexip                                          1,383
                                                                   -----------
             TOTAL FRANCE (Cost $807)                                    1,383
                                                                   -----------
             GERMANY                                      0.00%
             DIVERSIFIED FINANCIALS                       0.00%
          4  WCM Beteiligungs-und Grundbesitz*                              36
                                                                   -----------
             TOTAL GERMANY (Cost $0)                                        36
                                                                   -----------
             ITALY                                        0.00%
             ELECTRIC UTILITIES                           0.00%
         16  Enel SpA                                                       90
                                                                   -----------
             TOTAL ITALY (Cost $133)                                        90
                                                                   -----------
             NETHERLANDS                                  0.00%
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                   0.00%
         11  Koninklijke KPN*                                               53
                                                                   -----------
             TOTAL NETHERLANDS (Cost $0)                                    53
                                                                   -----------


                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------------
  iSHARES MSCI EMU INDEX FUND (CONCLUDED)
-----------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - NON-BASKET (CONTINUED)
             PORTUGAL                                     0.01%
             BANKS                                        0.01%
         17  Banco Comercial Portugues SA                          $        59
      4,284  Banco Espirito Santo SA -
               Bonus Rights                                             10,042
                                                                   -----------
                                                                        10,101
                                                                   -----------
             TOTAL PORTUGAL (Cost $11,510)                              10,101
                                                                   -----------
             SPAIN                                        0.00%
             REAL ESTATE                                  0.00%
         17  Metrovacesa SA                                                248
                                                                   -----------
             SPECIALTY RETAIL                             0.00%
          7  Industria de Diseno Textil SA*                                137
                                                                   -----------
             TOTAL SPAIN (Cost $131)                                       385
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - NON-BASKET
               (Cost $12,581)                                           12,048
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $109,901,658)+                     100.00%    $89,038,527
                                                        =======    ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $113,800,386. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $  1,423,012
           Excess of tax cost over value                           (26,184,871)
                                                                  ------------
                                                                  $(24,761,859)
                                                                  ============

                 See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI FRANCE INDEX FUND
---------------------------------
   NO. OF
   SHARES  SECURITY                                    VALUE
   ------  -----------                                 -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.99%
             AEROSPACE & DEFENSE           1.12%
   28,528  European Aeronautic Defence
             and Space Company                     $   359,530
    5,968  Thales                                      194,356
    4,160  Zodiac                                       82,761
                                                   -----------
                                                       636,647
                                                   -----------
           AIRLINES                        0.22%
    7,872  Air France                                  128,011
                                                   -----------
           AUTO COMPONENTS                 1.34%
   12,800  Compagnie Generale des
             Etablissements Michelin - Class B         486,048
    6,672  Valeo                                       278,688
                                                   -----------
                                                       764,736
                                                   -----------
           AUTOMOBILES                     2.09%
   15,536  PSA Peugeot Citroen                         675,946
   11,984  Renault                                     520,886
                                                   -----------
                                                     1,196,832
                                                   -----------
           BANKS                           9.92%
   79,968  BNP Paribas*                              3,877,006
   30,320  Societe Generale - Class A                1,793,866
                                                   -----------
                                                     5,670,872
                                                   -----------
           BEVERAGES                       0.62%
    4,560  Pernod-Ricard                               354,987
                                                   -----------
           BUILDING PRODUCTS               2.00%
    7,344  Compagnie de Saint-Gobain                 1,140,254
                                                   -----------
           CHEMICALS                       2.25%
    9,120  L'Air Liquide                             1,288,207
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  0.20%
    3,312  Societe BIC                                 111,727
                                                   -----------
           COMMUNICATIONS EQUIPMENT        2.78%
  109,872  Alcatel                                   1,525,340
    1,040  Sagem                                        62,745
                                                   -----------
                                                     1,588,085
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.57%
    5,344  Vinci                                       325,882
                                                   -----------
           CONSTRUCTION MATERIALS          2.11%
      800  Imerys                                       84,145
   13,040  Lafarge                                   1,122,290
                                                   -----------
                                                     1,206,435
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.60%
   34,752  France Telecom                              915,317
                                                   -----------
           ELECTRICAL EQUIPMENT            1.95%
   21,776  Alstom                                      260,498
   16,976  Schneider Electric                          851,663
                                                   -----------
                                                     1,112,161
                                                   -----------
           ENERGY EQUIPMENT & SERVICES     0.36%
    1,648  Technip-Coflexip                            207,265
                                                   -----------


   NO. OF
   SHARES  SECURITY                                    VALUE
   ------  -----------                                 -----
           FOOD & DRUG RETAILING           4.39%
   50,048  Carrefour                               $ 2,259,757
    3,808  Etablissements Economiques du
             Casino Guichard-Perrachon                 250,167
                                                   -----------
                                                     2,509,924
                                                   -----------
           FOOD PRODUCTS                   2.57%
   12,768  Groupe Danone                             1,468,856
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.56%
    9,440  Essilor International                       317,878
                                                   -----------
           HOTELS, RESTAURANTS & LEISURE   1.89%
   18,816  Accor                                       690,891
    1,040  Club Mediterranee                            44,259
    8,736  Sodexho Alliance                            346,085
                                                   -----------
                                                     1,081,235
                                                   -----------
           HOUSEHOLD DURABLES              0.42%
    9,344  Thomson Multimedia*                         242,390
                                                   -----------
           INSURANCE                       4.54%
  139,200  Axa                                       2,594,724
                                                   -----------
           IT CONSULTING & SERVICES        1.97%
    5,904  Altran Technologies                         280,365
    1,952  Atos Origin*                                142,335
   10,640  Cap Gemini                                  705,437
                                                   -----------
                                                     1,128,137
                                                   -----------
           MEDIA                           7.59%
   11,824  Lagardere S.C.A.                            481,101
    7,664  Publicis Groupe                             202,323
   11,856  Societe Television Francaise 1              276,069
   87,008  Vivendi Universal                         3,377,665
                                                   -----------
                                                     4,337,158
                                                   -----------
           METALS & MINING                 1.41%
   34,400  Arcelor*                                    476,083
    6,416  Pechiney - Class A                          330,207
                                                   -----------
                                                       806,290
                                                   -----------
           MULTI-UTILITIES                 3.99%
   81,840  Suez                                      2,279,429
                                                   -----------
           MULTILINE RETAIL                1.23%
    6,704  Pinault-Printemps-Redoute                   701,076
                                                   -----------
           OIL & GAS                      16.36%
   63,632  TotalFinaElf                              9,351,334
                                                   -----------
           PERSONAL PRODUCTS               4.14%
   33,856  L'Oreal                                   2,366,201
                                                   -----------
           PHARMACEUTICALS                12.90%
   66,960  Aventis                                   4,966,543
   36,656  Sanofi-Synthelabo                         2,406,531
                                                   -----------
                                                     7,373,074
                                                   -----------
           REAL ESTATE                     0.38%
    4,160  Unibail (Union du Credit-Bail
             Immobilier)                               215,898
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      2.58%
   49,664  STMicroelectronics NV                     1,472,178
                                                   -----------




                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------------
  iSHARES MSCI FRANCE INDEX FUND (CONCLUDED)
--------------------------------------------
   NO. OF
   SHARES  SECURITY                                  VALUE
   ------  -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           SOFTWARE                        0.74%
    6,048  Business Objects*                       $   235,412
    4,112  Dassault Systemes                           189,043
                                                   -----------
                                                       424,455
                                                   -----------
           SPECIALTY RETAIL                0.62%
    7,136  Castorama Dubois Investissement             351,831
                                                   -----------
           TEXTILES & APPAREL              1.82%
   22,240  LVMH  Moet Hennessy Louis Vuitton         1,038,803
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                      0.76%
   15,120  Bouygues                                    431,589
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $66,416,698)                     57,139,878
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.01%
           AUTO COMPONENTS                 0.00%
        8  Valeo                                           334
                                                   -----------
           BEVERAGES                       0.00%
        4  Pernod-Ricard                                   311
                                                   -----------
           CHEMICALS                       0.00%
        2  L'Air Liquide                                   283
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      0.00%
       10  Societe BIC                                     337
                                                   -----------
           CONSTRUCTION MATERIALS          0.00%
       14  Imerys                                        1,473
                                                   -----------


   NO. OF
   SHARES  SECURITY                                   VALUE
   ------  -----------                                -----
           FOOD PRODUCTS                   0.00%
        8  Groupe Danone                           $       920
                                                   -----------
           MEDIA                           0.00%
       10  Lagardere S.C.A.                                407
        8  Publicis Groupe                                 211
                                                   -----------
                                                           618
                                                   -----------
           METALS & MINING                 0.00%
       11  Arcelor*                                        152
                                                   -----------
           MULTI-UTILITIES                 0.00%
       10  Suez                                            279
                                                   -----------
           PERSONAL PRODUCTS               0.00%
        2  L'Oreal                                         140
                                                   -----------
           PHARMACEUTICALS                 0.00%
        6  Sanofi-Synthelabo                               394
                                                   -----------
           SPECIALTY RETAIL                0.00%
        2  Castorama Dubois Investissement                  99
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET (Cost $6,017)                    5,340
                                                   -----------

           TOTAL INVESTMENTS
             (COST $66,422,715)+         100.00%   $57,145,218
                                         =======   ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $66,568,188. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                         $  4,877,276
           Excess of tax cost over value                          (14,300,246)
                                                                 ------------
                                                                 $ (9,422,970)
                                                                 ============


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

----------------------------------
  iSHARES MSCI GERMANY INDEX FUND
----------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIR FREIGHT & COURIERS          1.05%
   88,946  Deutsche Post                          $  1,157,891
                                                  ------------
           AIRLINES                        0.95%
   67,600  Deutsche Lufthansa                        1,043,733
                                                  ------------
           AUTO COMPONENTS                 0.56%
   42,432  Continental                                 621,010
                                                  ------------
           AUTOMOBILES                    12.91%
  219,960  DaimlerChrysler                           8,829,983
    2,600  Porsche                                   1,113,293
   69,160  Volkswagen                                3,310,539
   31,200  Volkswagen - Preferred                      971,543
                                                  ------------
                                                    14,225,358
                                                  ------------
           BANKS                           9.85%
  100,152  Bayerische Hypo-und Vereinsbank           3,062,341
  132,600  Deutsche Bank                             7,787,856
                                                  ------------
                                                    10,850,197
                                                  ------------
           BIOTECHNOLOGY                   0.52%
   36,998  QIAGEN*                                     577,644
                                                  ------------
           BUILDING PRODUCTS               0.22%
   10,400  Buderus                                     240,097
                                                  ------------
           CHEMICALS                       9.81%
  142,402  BASF                                      5,471,410
  167,414  Bayer                                     5,336,221
                                                  ------------
                                                    10,807,631
                                                  ------------
           CONSTRUCTION MATERIALS          0.31%
    7,514  Heidelberger Zement                         341,220
                                                  ------------
           DIVERSIFIED FINANCIALS          1.12%
    7,800  Deutsche Boerse                             315,076
   13,390  Marshcollek, Lautenschlaeger-und
             Partner                                   690,058
   25,012  WCM Beteiligungs-und Grundbesitz*           226,084
                                                  ------------
                                                     1,231,218
                                                  ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      6.63%
  514,800  Deutsche Telekom                          7,311,665
                                                  ------------
           ELECTRIC UTILITIES              4.63%
  103,974  E.On                                      5,105,617
                                                  ------------
           ELECTRICAL EQUIPMENT            0.07%
    4,212  SGL Carbon*                                  79,424
                                                  ------------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.41%
   11,700  Epcos                                       452,779
                                                  ------------
           FOOD PRODUCTS                   0.15%
   18,200  Kamps                                       169,233
                                                  ------------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           HEALTH CARE PROVIDERS &
             SERVICES                      1.17%
   10,400  Fresenius Medical Care                 $    537,587
    8,684  Fresenius Medical Care - Preferred          339,518
   10,400  Gehe                                        413,805
                                                  ------------
                                                     1,290,910
                                                  ------------
           HOTELS, RESTAURANTS & LEISURE   0.94%
   36,400  Preussag                                  1,039,010
                                                  ------------
           INDUSTRIAL CONGLOMERATES       11.88%
  223,600  Siemens                                  13,093,781
                                                  ------------
           INSURANCE                      12.47%
   40,248  Allianz                                   9,050,491
   19,240  Muenchener Rueckversicherungs-
             Gesellschaft                            4,693,089
                                                  ------------
                                                    13,743,580
                                                  ------------
           MACHINERY                       1.97%
   28,002  Linde                                     1,271,850
   19,500  MAN                                         461,145
   22,360  MAN - Preferred                             440,972
                                                  ------------
                                                     2,173,967
                                                  ------------
           MEDIA                           0.19%
   26,858  ProSiebenSat.1 Media                        204,902
                                                  ------------
           METALS & MINING                 1.13%
   82,706  ThyssenKrupp                              1,241,198
                                                  ------------
           MULTI-UTILITIES                 4.29%
  108,758  RWE                                       3,906,859
   28,990  RWE - Preferred                             817,969
                                                  ------------
                                                     4,724,828
                                                  ------------
           MULTILINE RETAIL                1.83%
   19,448  KarstadtQuelle                              675,070
   40,274  Metro                                     1,340,841
                                                  ------------
                                                     2,015,911
                                                  ------------
           PERSONAL PRODUCTS               1.32%
   10,010  Beiersdorf                                1,096,156
    7,020  Wella                                       360,867
                                                  ------------
                                                     1,457,023
                                                  ------------
           PHARMACEUTICALS                 4.31%
   24,674  Altana                                    1,244,478
    8,398  Merck KGaA                                  246,979
   54,600  Schering                                  3,262,020
                                                  ------------
                                                     4,753,477
                                                  ------------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      1.74%
   13,000  Aixtron                                     224,894
   73,840  Infineon Technologies                     1,691,914
                                                  ------------
                                                     1,916,808
                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------------------
  iSHARES MSCI GERMANY INDEX FUND (CONCLUDED)
---------------------------------------------
   NO. OF
   SHARES  SECURITY                                  VALUE
   ------  -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           SOFTWARE                        6.62%
   52,624  SAP                                    $  7,151,875
    5,200  Software                                    138,940
                                                  ------------
                                                     7,290,815
                                                  ------------
           TEXTILES & APPAREL              0.95%
   11,700  Adidas-Salomon                              758,410
   13,208  Hugo Boss                                   285,044
                                                  ------------
                                                     1,043,454
                                                  ------------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $158,307,484)                   110,204,381
                                                  ------------

           TOTAL INVESTMENTS
             (COST $158,307,484)+        100.00%  $110,204,381
                                         =======  ============

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $160,975,079. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                         $  1,852,782
           Excess of tax cost over value                          (52,623,480)
                                                                 ------------
                                                                 $(50,770,698)
                                                                 ============


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------------
  iSHARES MSCI HONG KONG INDEX FUND
------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.99%
           AIRLINES                        1.85%
  800,000  Cathay Pacific Airways Limited          $ 1,200,108
                                                   -----------
           BANKS                          11.38%
1,060,000  Bank of East Asia Limited                 2,018,258
  490,000  Hang Seng Bank Limited                    5,371,636
                                                   -----------
                                                     7,389,894
                                                   -----------
           CONSTRUCTION MATERIALS          0.73%
  300,000  Cheung Kong Infrastructure Holdings
             Limited                                   473,119
                                                   -----------
           DISTRIBUTORS                    2.49%
1,200,000  Li & Fung Limited                         1,615,530
                                                   -----------
           DIVERSIFIED FINANCIALS          9.80%
  800,000  Hong Kong Exchanges & Clearing
             Limited                                 1,123,178
  600,000  Swire Pacific Limited - Class A           3,261,831
  900,000  Wharf Holdings Limited                    1,979,024
                                                   -----------
                                                     6,364,033
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.31%
6,200,000  Pacific Century CyberWorks Limited*       1,502,442
                                                   -----------
           ELECTRIC UTILITIES             10.46%
  850,000  CLP Holdings Limited                      3,422,102
  900,000  Hongkong Electric Holdings Limited        3,369,533
                                                   -----------
                                                     6,791,635
                                                   -----------
           ELECTRICAL EQUIPMENT            2.22%
1,250,000  Johnson Electric Holdings Limited         1,442,437
                                                   -----------
           GAS UTILITIES                   5.38%
2,500,000  Hong Kong & China Gas Company
             Limited                                 3,493,903
                                                   -----------
           HOTELS RESTAURANTS & LEISURE    1.06%
  800,000  Shangri-La Asia Limited                     687,241
                                                   -----------
           INDUSTRIAL CONGLOMERATES       17.56%
1,400,000  Hutchison Whampoa Limited                11,398,459
                                                   -----------
           MEDIA                           2.25%
1,000,000  SCMP Group Limited                          564,153
  200,000  Television Broadcasts Limited               897,517
                                                   -----------
                                                     1,461,670
                                                   -----------
           REAL ESTATE                    28.02%
  900,000  Cheung Kong Holdings Limited              7,500,673
1,200,000  Hang Lung Properties Limited              1,192,415
  500,000  Henderson Land Development
             Company Limited                         1,948,893
  600,000  Hysan Development Company
             Limited                                   611,593
1,000,000  New World Development Company
             Limited                                   814,176
1,200,000  Sino Land Company Limited                   407,729
  800,000  Sun Hung Kai Properties Limited           5,718,462
                                                   -----------
                                                    18,193,941
                                                   -----------


  NO. OF
  SHARES   SECURITY                                  VALUE
  ------   -----------                               -----
           ROAD & RAIL                     2.20%
1,050,000  MTR Corporation Limited                 $ 1,427,051
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.45%
  150,000  ASM Pacific Technology Limited              290,411
                                                   -----------
           SPECIALTY RETAIL                1.83%
  400,000  Esprit Holdings Limited                     682,112
1,000,000  Giordano International Limited              509,661
                                                   -----------
                                                     1,191,773
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $68,431,096)                     64,923,647
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.01%
           BANKS                           0.00%
      100  Bank of East Asia Limited                       191
                                                   -----------
           DIVERSIFIED FINANCIALS          0.00%
  276,000  Peregrine Investment Holdings
             Limited*/**                                    --
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.00%
      883  Pacific Century CyberWorks Limited*             214
                                                   -----------
           ELECTRIC UTILITIES              0.00%
      200  CLP Holdings Limited                            805
                                                   -----------
           GAS UTILITIES                   0.00%
      330  Hong Kong & China Gas Company
             Limited                                       461
                                                   -----------
           INDUSTRIAL CONGLOMERATES        0.01%
      800  Hutchison Whampoa Limited                     6,513
                                                   -----------
           TOTAL COMMON STOCK - NON-BASKET
             (Cost $405,492)                             8,184
                                                   -----------

           TOTAL INVESTMENTS
             (COST $68,836,588)+         100.00%   $64,931,831
                                         =======   ===========

--------------
*  Non-income producing security.
** Fair valued security.
+ Aggregate cost for Federal income tax purposes is $69,913,835. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                         $  5,358,823
           Excess of tax cost over value                          (10,340,827)
                                                                 ------------
                                                                 $ (4,982,004)
                                                                 ============


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI ITALY INDEX FUND
---------------------------------
  NO. OF
  SHARES   SECURITY                                  VALUE
  ------   -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIRLINES                        0.39%
  160,160  Alitalia SpA*                           $   118,447
                                                   -----------
           AUTOMOBILES                     2.11%
   34,333  Fiat SpA                                    435,065
   13,650  Fiat SpA-Pfd                                124,327
    9,750  Fiat SpA-RNC                                 83,070
                                                   -----------
                                                       642,462
                                                   -----------
           BANKS                          20.75%
  230,750  Banca Nazionale del Lavoro                  473,037
  112,125  Banca di Roma SpA                           262,831
  126,607  Banca Monte dei Paschi
             di Siena SpA                              318,133
   61,399  Banca Popolare di Milano SpA                229,961
  475,449  IntesaBci SpA                             1,106,269
  136,500  IntesaBci SpA-RNC                           226,693
   77,129  Mediobanca SpA                              829,932
  131,599  Sanpaolo IMI SpA                          1,336,366
  395,161  UniCredito Italiano SpA                   1,538,123
                                                   -----------
                                                     6,321,345
                                                   -----------
           CHEMICALS                       0.33%
   57,928  Snia SpA                                    100,213
                                                   -----------
           CONSTRUCTION MATERIALS          0.38%
   15,275  Italcementi SpA                             116,138
                                                   -----------
           DIVERSIFIED FINANCIALS          2.51%
   39,494  Banca Fideuram SpA                          265,434
  198,341  Bipop-Carire SpA                            261,801
   31,200  Mediolanum SpA                              237,218
                                                   -----------
                                                       764,453
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     13.06%
    1,755  e.Biscom SpA*                                58,065
  303,862  Telecom Italia SpA                        2,499,548
  273,481  Telecom Italia SpA-RNC                    1,419,329
                                                   -----------
                                                     3,976,942
                                                   -----------
           ELECTRIC UTILITIES              4.70%
  256,061  Enel SpA                                  1,433,020
                                                   -----------
           ELECTRICAL EQUIPMENT            0.61%
  123,500  Pirelli SpA                                 184,807
                                                   -----------
           FOOD & DRUG RETAILING           0.22%
   20,202  La Rinascente SpA                            68,324
                                                   -----------
           FOOD PRODUCTS                   0.86%
   84,422  Parmalat Finanziaria SpA                    261,423
                                                   -----------
           GAS UTILITIES                   0.98%
   31,603  Italgas SpA                                 297,961
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      1.20%
   20,800  Luxottica Group SpA                         366,487
                                                   -----------


 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           HOTELS, RESTAURANTS & LEISURE   0.62%
   18,837  Autogrill SpA                           $   190,309
                                                   -----------
           INSURANCE                      15.54%
   75,439  Alleanza Assicurazioni SpA                  730,181
  134,602  Assicurazioni Generali SpA                3,333,323
   57,330  Riunione Adriatica di Sicurta SpA           669,453
                                                   -----------
                                                     4,732,957
                                                   -----------
           INTERNET SOFTWARE & SERVICES    0.60%
   22,659  Tiscali SpA*                                182,668
                                                   -----------
           MEDIA                           5.15%
   24,323  Arnoldo Mondadori Editore SpA               154,004
   27,547  Gruppo Editoriale L'Espresso SpA             85,303
   91,013  Mediaset SpA                                734,496
  784,602  Seat Pagine Gialle SpA*                     594,509
                                                   -----------
                                                     1,568,312
                                                   -----------
           MULTI-UTILITIES                 0.50%
   25,857  ACEA SpA                                    152,087
                                                   -----------
           OIL & GAS                      17.04%
  378,911  ENI SpA                                   5,191,549
                                                   -----------
           TEXTILES & APPAREL              0.96%
   11,817  Benetton Group SpA                          142,998
   19,669  Bulgari SpA                                 151,078
                                                   -----------
                                                       294,076
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   3.37%
  140,868  Concessioni e Costruzioni
             Autostrade SpA                          1,025,957
                                                   -----------
           WIRELESS TELECOMMUNICATION
             SERVICES                      8.12%
  525,642  Telecom Italia Mobile SpA                 2,473,395
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $36,835,973)                     30,463,332
                                                   -----------

           TOTAL INVESTMENTS
             (COST $36,835,973)+         100.00%   $30,463,332
                                         =======   ===========


--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $37,040,321. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $ 1,527,794
           Excess of tax cost over value                           (8,104,783)
                                                                  -----------
                                                                  $(6,576,989)
                                                                  ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------
  iSHARES MSCI JAPAN INDEX FUND
--------------------------------
  NO. OF
  SHARES   SECURITY                                  VALUE
  ------   -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIR FREIGHT & COURIERS          0.35%
   94,000  Yamato Transport Company
             Limited                              $  1,485,597
                                                  ------------
           AIRLINES                        0.23%
  188,000  All Nippon Airways Company
             Limited*                                  483,258
  188,000  Japan Airlines Company Limited              505,735
                                                  ------------
                                                       988,993
                                                  ------------
           AUTO COMPONENTS                 2.10%
  282,000  Bridgestone Corporation                   3,550,682
  188,000  Denso Corporation                         2,865,832
   94,000  Stanley Electric Company Limited            709,434
   28,200  Toyoda Gosei Company Limited                347,693
   94,000  Toyota Industries Corporation             1,373,211
                                                  ------------
                                                     8,846,852
                                                  ------------
           AUTOMOBILES                     8.09%
  197,400  Honda Motor Company Limited               7,891,575
  846,000  Nissan Motor Company Limited              5,518,834
  808,400  Toyota Motor Corporation                 20,659,279
                                                  ------------
                                                    34,069,688
                                                  ------------
           BANKS                           5.77%
  752,000  Asahi Bank Limited                          393,350
  188,000  Ashikaga Bank Limited*                      217,747
  188,000  Bank of Fukuoka Limited                     587,215
  376,000  Bank of Yokohama Limited                  1,236,241
  188,000  Chiba Bank Limited                          629,359
  470,000  Daiwa Bank Holdings Incorporated            400,374
   94,000  Gunma Bank Limited                          420,041
  188,000  Hokuriku Bank Limited*                      266,916
  282,000  Joyo Bank Limited                           760,710
    1,222  Mitsubishi Tokyo Financial Group
             Incorporated                            7,378,113
    1,880  Mizuho Holdings Incorporated              3,554,194
   94,000  Seventy-Seven Bank Limited                  351,907
  282,000  Shizuoka Bank Limited                     1,656,282
1,128,000  Sumitomo Mitsui Banking
             Corporation                             4,180,743
   94,000  Suruga Bank Limited                         476,936
      846  UFJ Holdings Incorporated                 1,795,360
                                                  ------------
                                                    24,305,488
                                                  ------------
           BEVERAGES                       0.96%
   94,000  Asahi Breweries Limited                     726,994
   18,800  Coca-Cola West Japan Company
             Limited                                   304,143
    9,400  Ito En Limited                              315,382
  282,000  Kirin Brewery Company Limited             1,814,325
   94,000  Sapporo Breweries Limited                   232,498
   94,000  Takara Shuzo Company Limited                639,895
                                                  ------------
                                                     4,033,237
                                                  ------------
           BUILDING PRODUCTS               0.83%
  282,000  Asahi Glass Company Limited               1,567,779
   94,000  Nippon Sheet Glass Company
             Limited                                   271,130
   94,000  Tostem Inax Holding Corporation           1,260,826
   94,000  Toto Limited                                396,159
                                                  ------------
                                                     3,495,894
                                                  ------------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           CHEMICALS                       4.05%
  470,000  Asahi Kasei Corporation                $  1,397,796
   94,000  Daicel Chemical Industries Limited          260,594
  188,000  Dainippon Ink & Chemicals
             Incorporated                              283,774
  188,000  Denki Kagaku Kogyo Kabushiki
             Kaisha                                    398,969
   94,000  Ishihara Sangyo Kaisha Limited*             133,458
   94,000  JSR Corporation                             660,968
   94,000  Kaneka Corporation                          564,035
   94,000  Kuraray Company Limited                     566,142
  564,000  Mitsubishi Chemical Corporation           1,209,550
   94,000  Mitsubishi Gas Chemical Company
             Incorporated                              163,661
  188,000  Mitsubishi Rayon Company Limited            495,901
  188,000  Mitsui Chemicals Incorporated               701,005
   94,000  Nippon Kayaku Company Limited               328,026
   94,000  Nippon Sanso Corporation                    254,272
   94,000  Nippon Shokubai Company Limited             366,658
   94,000  Nissan Chemical Industries Limited          457,971
  103,400  Shin-Etsu Chemical Company
             Limited                                 3,925,066
  282,000  Showa Denko K.K.*                           364,551
   94,000  Sumitomo Bakelite Company
             Limited                                   583,000
  376,000  Sumitomo Chemical Company
             Limited                                 1,402,010
  282,000  Teijin Limited                              948,253
  470,000  Toray Industries Incorporated             1,134,392
  188,000  Tosoh Corporation                           453,757
                                                  ------------
                                                    17,053,809
                                                  ------------
           COMMERCIAL SERVICES & SUPPLIES  1.64%
      940  Bellsystem24 Incorporated                   304,495
   18,800  Benesse Corporation                         390,540
  188,000  Dai Nippon Printing Company
             Limited                                 1,808,003
   94,000  Secom Company Limited                     4,179,339
    9,400  Trans Cosmos Incorporated                   218,449
                                                  ------------
                                                     6,900,826
                                                  ------------
           COMMUNICATIONS EQUIPMENT        0.23%
   28,200  Matsushita Communication
             Industrial Company Limited                960,897
                                                  ------------
           COMPUTERS & PERIPHERALS         2.60%
  564,000  Fujitsu Limited                           3,696,080
  470,000  NEC Corporation                           3,417,224
1,034,000  Toshiba Corporation                       3,824,622
                                                  ------------
                                                    10,937,926
                                                  ------------
           CONSTRUCTION & ENGINEERING      1.00%
   28,200  Daito Trust Construction Company
             Limited                                   398,477
   94,000  JGC Corporation                             634,276
  282,000  Kajima Corporation                          701,707
   94,000  Nishimatsu Construction Company
             Limited                                   249,355
  188,000  Obayashi Corporation                        483,258
   94,000  Okumura Corporation                         268,321
  188,000  Shimizu Corporation                         615,311
  282,000  Taisei Corporation                          625,847
   94,000  Toda Corporation                            223,366
                                                  ------------
                                                     4,199,918
                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------------
  iSHARES MSCI JAPAN INDEX FUND (CONTINUED)
-------------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           CONSTRUCTION MATERIALS          0.12%
   94,000  Sumitomo Osaka Cement Company
             Limited                              $    120,112
  282,000  Taiheiyo Cement Corporation                 404,588
                                                  ------------
                                                       524,700
                                                  ------------
           CONTAINERS & PACKAGING          0.61%
  282,000  OJI Paper Company Limited                 1,354,948
   94,000  Toyo Seikan Kaisha Limited                1,209,550
                                                  ------------
                                                     2,564,498
                                                  ------------
           DIVERSIFIED FINANCIALS          5.12%
   18,800  Acom Company Limited                      1,031,138
    9,400  Aeon Credit Service Company
             Limited                                   467,103
   14,100  Aiful Corporation                           703,815
   47,000  Credit Saison Company Limited               907,865
  470,000  Daiwa Securities Group Incorporated       2,848,272
  188,000  Mitsui Trust Holdings Incorporated          255,677
  470,000  Nikko Cordial Corporation                 1,808,705
  658,000  Nomura Holding Incorporated               7,522,810
   28,200  Orix Corporation                          2,151,481
   28,200  Promise Company Limited                   1,190,585
  282,000  Sumitomo Trust & Banking
             Company Limited                           948,253
   28,200  Takefuji Corporation                      1,717,392
                                                  ------------
                                                    21,553,096
                                                  ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.93%
    1,222  Nippon Telegraph & Telephone
             Corporation                             3,899,077
                                                  ------------
           ELECTRIC UTILITIES              4.58%
  216,200  Chubu Electric Power Company
             Incorporated                            3,554,194
  253,800  Kansai Electric Power Company
             Incorporated                            3,624,224
  141,000  Kyushu Electric Power Company
             Incorporated                            2,002,922
  159,800  Tohoku Electric Power Company
             Incorporated                            2,080,117
  423,000  Tokyo Electric Power Company
             Incorporated                            7,996,936
                                                  ------------
                                                    19,258,393
                                                  ------------
           ELECTRICAL EQUIPMENT            2.39%
  188,000  Fuji Electric Company Limited               379,301
   94,000  Fujikura Limited                            312,572
  188,000  Furukawa Electric Company Limited           856,940
   94,000  Hitachi Cable Limited                       358,931
   94,000  Kinden Corporation                          333,645
    9,400  Mabuchi Motor Company Limited               864,667
  188,000  Matsushita Electric Works Limited         1,397,796
  564,000  Mitsubishi Electric Corporation           2,027,155
   47,000  Nitto Denko Corporation                   1,264,338
  188,000  Sumitomo Electric Industries
             Limited                                 1,194,097
   94,000  Ushio Incorporated                        1,057,829
                                                  ------------
                                                    10,047,271
                                                  ------------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   6.12%
   94,000  Alps Electric Company Limited               850,618
   94,000  Citizen Watch Company Limited               468,507


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS (CONTINUED)
   94,000  Dainippon Screen Manufacturing
             Company Limited                      $    334,347
    9,400  Hirose Electric Company Limited             672,909
  940,000  Hitachi Limited                           5,984,532
   37,600  Hoya Corporation                          2,472,483
    9,400  Keyence Corporation                       1,724,416
   56,400  Kyocera Corporation                       3,379,996
   84,600  Murata Manufacturing Company
             Limited                                 5,259,645
    9,400  Nidec Corporation                           607,585
  188,000  Oki Electric Industry Company
             Limited                                   397,564
   94,000  Omron Corporation                         1,173,024
   37,600  TDK Corporation                           1,708,261
   94,000  Yokogawa Electric Corporation               745,257
                                                  ------------
                                                    25,779,144
                                                  ------------
           FOOD & DRUG RETAILING           0.87%
   18,800  FamilyMart Company Limited                  302,036
   18,800  Lawson Incorporated                         459,376
   94,000  Seven-Eleven Japan Company
             Limited                                 2,886,905
                                                  ------------
                                                     3,648,317
                                                  ------------
           FOOD PRODUCTS                   1.43%
  188,000  Ajinomoto Company Incorporated            1,573,398
    9,400  Ariake Japan Company Limited                278,154
   18,800  Katokichi Company Limited                   252,165
   94,000  Kikkoman Corporation                        460,781
   94,000  Meiji Dairies Corporation                   217,045
   94,000  Meiji Seika Kaisha Limited                  315,382
   94,000  Nichirei Corporation                        228,283
   94,000  Nippon Meat Packers Incorporated            814,796
   94,000  Nisshin Seifun Group Incorporated           514,866
   28,200  Nissin Food Products Company
             Limited                                   486,770
   94,000  Snow Brand Milk Products
             Company Limited                            88,504
   94,000  Yakult Honsha Company Limited               771,246
                                                  ------------
                                                     6,001,390
                                                  ------------
           GAS UTILITIES                   0.98%
  752,000  Osaka Gas Company Limited                 1,713,880
  940,000  Tokyo Gas Company Limited                 2,423,314
                                                  ------------
                                                     4,137,194
                                                  ------------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.49%
   94,000  Olympus Optical Company Limited           1,246,777
   65,800  Terumo Corporation                          799,975
                                                  ------------
                                                     2,046,752
                                                  ------------
           HEALTH CARE PROVIDERS &
             SERVICES                      0.07%
   18,800  Suzuken Company Limited                     288,690
                                                  ------------
           HOTELS, RESTAURANTS & LEISURE   0.40%
   18,800  Namco Limited                               315,382
   18,800  Oriental Land Company Limited             1,074,687
    9,400  Saizeriya Company Limited                   309,060
                                                  ------------
                                                     1,699,129
                                                  ------------

                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------------
  iSHARES MSCI JAPAN INDEX FUND (CONTINUED)
-------------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           HOUSEHOLD DURABLES              8.95%
   94,000  Casio Computer Company Limited         $    347,693
  188,000  Daiwa House Industry Company
             Limited                                   928,586
  658,000  Matsushita Electric Industrial
             Company Limited                         7,970,245
   37,600  Nintendo Company Limited                  5,467,558
   65,800  Pioneer Corporation                       1,258,719
   18,800  Sanrio Company Limited                      134,160
  564,000  Sanyo Electric Company Limited            2,406,456
   28,200  Sega Corporation*                           440,411
  188,000  Sekisui Chemical Company Limited            455,162
  188,000  Sekisui House Limited                     1,212,359
  282,000  Sharp Corporation                         3,371,567
  300,800  Sony Corporation                         13,666,086
                                                  ------------
                                                    37,659,002
                                                  ------------
           HOUSEHOLD PRODUCTS              0.95%
  188,000  Kao Corporation                           3,533,121
   18,800  Uni-Charm Corporation                       462,186
                                                  ------------
                                                     3,995,307
                                                  ------------
           INDUSTRIAL CONGLOMERATES        0.07%
  282,000  Ube Industries Limited                      276,047
                                                  ------------
           INSURANCE                       1.34%
  376,000  Mitsui Sumitomo Insurance
             Company Limited                         1,626,781
  376,000  Tokio Marine & Fire Insurance
             Company Limited                         2,700,064
  282,000  Yasuda Fire & Marine Insurance
             Company Limited                         1,312,804
                                                  ------------
                                                     5,639,649
                                                  ------------
           INTERNET SOFTWARE & SERVICES    0.21%
   65,800  Softbank Corporation                        886,511
                                                  ------------
           IT CONSULTING & SERVICES        0.67%
   18,800  CSK Corporation                             405,993
    9,400  Fujitsu Support & Service
             Incorporated                              150,667
    9,400  Itochu Techno-Science Corporation           315,382
    9,400  Meitec Corporation                          222,664
      470  NTT Data Corporation                      1,559,350
    9,400  TIS Incorporated                            169,632
                                                  ------------
                                                     2,823,688
                                                  ------------
           LEISURE EQUIPMENT & PRODUCTS    1.89%
  188,000  Fuji Photo Film Company Limited           5,928,339
   28,200  Konami Corporation                          521,539
   94,000  Konica Corporation                          559,821
   28,200  Shimano Incorporated                        332,521
   94,000  Yamaha Corporation                          604,072
                                                  ------------
                                                     7,946,292
                                                  ------------
           MACHINERY                       3.80%
   94,000  Amada Company Limited                       441,113
   94,000  Daikin Industries Limited                 1,580,422
   94,000  Ebara Corporation                           504,330
   37,600  Fanuc Limited                             1,921,793
    9,400  Fuji Machine Manufacturing
             Company Limited                           143,292
   94,000  Hino Motors Limited*                        274,642
  282,000  Hitachi Zosen Corporation*                  124,327


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           MACHINERY (CONTINUED)
  376,000  Ishikawajima-Harima Heavy
             Industries Company Limited           $    516,974
  470,000  Kawasaki Heavy Industries Limited           403,886
  282,000  Komatsu Limited                             922,967
  376,000  Kubota Corporation                        1,045,186
   94,000  Minebea Company Limited                     538,748
1,034,000  Mitsubishi Heavy Industries Limited       2,827,902
  282,000  Mitsui Engineering & Shipbuilding
             Company Limited*                          252,868
   94,000  NGK Insulators Limited                      608,989
  188,000  NSK Limited                                 740,340
  188,000  NTN Corporation                             407,398
   18,800  SMC Corporation                           2,090,372
  188,000  Sumitomo Heavy Industries Limited           109,576
   28,200  THK Company Limited                         531,022
                                                  ------------
                                                    15,986,147
                                                  ------------
           MARINE                          0.54%
   94,000  Kamigumi Company Limited                    351,908
  188,000  Kawasaki Kisen Kaisha Limited               216,342
  282,000  Mitsui O.S.K. Lines Limited                 543,665
  376,000  Nippon Yusen Kabushiki Kaisha             1,182,858
                                                  ------------
                                                     2,294,773
                                                  ------------
           MEDIA                           0.79%
    9,400  Asatsu-Dk Incorporated                      185,436
       94  Fuji Television Network Incorporated        463,591
    9,400  Toho Company Limited                        105,010
   84,600  Toho Company Limited - Bonus
             Shares*                                   945,092
  188,000  Toppan Printing Company Limited           1,614,138
                                                  ------------
                                                     3,313,267
                                                  ------------
           METALS & MINING                 1.74%
   94,000  Dowa Mining Company Limited                 387,028
  846,000  Kawasaki Steel Corporation                  935,610
  282,000  Mitsubishi Materials Corporation            438,304
  188,000  Mitsui Mining & Smelting Company
             Limited                                   634,978
1,974,000  Nippon Steel Corporation                  2,979,623
1,034,000  NKK Corporation*                            842,189
1,034,000  Sumitomo Metal Industries Limited*          394,052
  188,000  Sumitomo Metal Mining Company
             Limited                                   720,673
                                                  ------------
                                                     7,332,457
                                                  ------------
           MULTILINE RETAIL                2.28%
   94,000  Aeon Company Limited                      1,896,507
  188,000  Daiei Incorporated*                         143,292
   94,000  Daimaru Incorporated                        280,964
   94,000  Isetan Company Limited                      767,032
   94,000  Ito-Yokado Company Limited                3,771,941
   94,000  Marui Company Limited                       983,374
   94,000  Mitsukoshi Limited                          236,010
   94,000  Seiyu Limited*                              203,699
   94,000  Takashimaya Company Limited                 479,044
   94,000  Uny Company Limited                         828,844
                                                  ------------
                                                     9,590,707
                                                  ------------
           OFFICE ELECTRONICS              3.14%
  282,000  Canon Incorporated                        9,882,907
  188,000  Ricoh Company Limited                     3,336,447
                                                  ------------
                                                    13,219,354
                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------------
  iSHARES MSCI JAPAN INDEX FUND (CONTINUED)
-------------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           OIL & GAS                       0.82%
  282,000  Japan Energy Corporation               $    343,478
  470,000  Nippon Mitsubishi Oil Corporation         2,001,868
   94,000  Teikoku Oil Company Limited                 380,706
   94,000  TonenGeneral Sekiyu K.K.                    706,624
                                                  ------------
                                                     3,432,676
                                                  ------------
           PAPER & FOREST PRODUCTS         0.37%
   94,000  Mitsubishi Paper Mills Limited              139,077
      282  Nippon Unipac Holding                     1,413,951
                                                  ------------
                                                     1,553,028
                                                  ------------
           PERSONAL PRODUCTS               0.35%
    9,400  Aderans Company Limited                     284,476
  188,000  Kanebo Limited*                             302,036
   94,000  Shiseido Company Limited                    882,227
                                                  ------------
                                                     1,468,739
                                                  ------------
           PHARMACEUTICALS                 6.35%
   94,000  Banyu Pharmaceutical Company
             Limited                                 1,236,241
   94,000  Chugai Pharmaceutical Company
             Limited                                   973,540
   94,000  Daiichi Pharmaceutical Company
             Limited                                 1,770,073
   94,000  Eisai Company Limited                     2,261,760
   94,000  Fujisawa Pharmaceutical Company
             Limited                                 1,973,772
   94,000  Kyowa Hakko Kogyo Company
             Limited                                   459,376
   94,000  Sankyo Company Limited                    1,373,211
   94,000  Shionogi & Company Limited                1,368,997
   94,000  Taisho Pharmaceutical Company
             Limited                                 1,403,415
  282,000  Takeda Chemical Industries Limited       11,442,257
   94,000  Yamanouchi Pharmaceutical
             Company Limited                         2,451,410
                                                  ------------
                                                    26,714,052
                                                  ------------
           REAL ESTATE                     1.07%
  282,000  Mitsubishi Estate Company Limited         1,972,367
  282,000  Mitsui Fudosan Company Limited            2,094,586
   94,000  Sumitomo Realty & Development
             Company Limited                           445,328
                                                  ------------
                                                     4,512,281
                                                  ------------
           ROAD & RAIL                     2.99%
      282  Central Japan Railway Company             1,531,956
    1,034  East Japan Railway Company                3,940,519
  188,000  Keihin Electric Express Railway
             Company Limited                           747,364
  188,000  Keio Electric Railway Company
             Limited                                   799,342
  564,000  Kinki Nippon Railway Company
             Limited                                 1,715,285
  282,000  Nippon Express Company Limited            1,000,934
  282,000  Tobu Railway Company Limited                697,493
  282,000  Tokyu Corporation                           809,176
      376  West Japan Railway Company                1,326,150
                                                  ------------
                                                    12,568,219
                                                  ------------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      2.80%
   28,200  Advantest Corporation                  $  1,858,577
   94,000  Nikon Corporation                           849,916
   37,600  Rohm Company Limited                      5,436,652
   56,400  Tokyo Electron Limited                    3,645,507
                                                  ------------
                                                    11,790,652
                                                  ------------
           SOFTWARE                        0.64%
    9,400  Capcom Company Limited                      212,128
    9,400  Fuji Soft ABC Incorporated                  280,262
    9,400  Hitachi Software Engineering
             Company Limited                           304,143
    9,400  Nippon System Development
             Company Limited                           284,476
    9,400  Oracle Corporation Japan                    575,976
   47,000  Trend Micro Incorporated*                 1,046,591
                                                  ------------
                                                     2,703,576
                                                  ------------
           SPECIALTY RETAIL                0.53%
   18,800  Aoyama Trading Company Limited              154,530
    9,400  Autobacs Seven Company Limited              201,240
    9,400  Fast Retailing Company Limited              165,769
    9,400  Fast Retailing Company Limited -
             Bonus Shares*                             169,281
    9,400  Paris Miki Incorporated                     196,675
   18,800  Shimachu Company Limited                    245,843
    9,400  Shimamura Company Limited                   531,022
    9,400  Yamada Denki Company Limited                568,952
                                                  ------------
                                                     2,233,312
                                                  ------------
           TEXTILES & APPAREL              0.26%
   94,000  Gunze Limited                               303,441
   94,000  Nisshinbo Industries Incorporated           340,669
  188,000  Toyobo Company Limited                      236,010
    9,400  World Company Limited                       210,723
                                                  ------------
                                                     1,090,843
                                                  ------------
           TOBACCO                         0.38%
      282  Japan Tobacco Incorporated                1,601,494
                                                  ------------
           TRADING COMPANIES &
             DISTRIBUTORS                  1.86%
  470,000  Itochu Corporation                        1,281,898
  470,000  Marubeni Corporation*                       351,205
  376,000  Mitsubishi Corporation                    2,610,155
  470,000  Mitsui & Company Limited                  2,619,989
  188,000  Sumitomo Corporation                        970,730
                                                  ------------
                                                     7,833,977
                                                  ------------
           WIRELESS TELECOMMUNICATION
             SERVICES                      3.25%
    1,316  NTT DoCoMo Incorporated                  13,668,896
                                                  ------------
           TOTAL COMMON AND
             PREFERRED STOCK - BASKET
             (Cost $625,729,267)                   420,861,722
                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------------
  iSHARES MSCI JAPAN INDEX FUND (CONCLUDED)
-------------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON STOCK -
             NON-BASKET                    0.00%
           DIVERSIFIED FINANCIALS          0.00%
    8,000  Mitsui Trust Holdings Incorporated     $     10,880
                                                  ------------
           OIL & GAS                       0.00%
      500  Nippon Mitsubishi Oil Corporation             2,130
                                                  ------------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.00%
       52  Tokyo Electron Limited                        3,361
                                                  ------------
           TOTAL COMMON STOCK -
             NON-BASKET (Cost $32,570)                  16,371
                                                  ------------

           TOTAL INVESTMENTS
             (COST $625,761,837)+        100.00%  $420,878,093
                                         =======  ============


--------------
* Non-income producing security.
+ Aggregate  cost for  Federal  income  tax  purposes  is  $628,120,443.  The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                        $   4,606,120
           Excess of tax cost over value                         (211,848,470)
                                                                 ------------
                                                                $(207,242,350)
                                                                =============


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------
  iSHARES MSCI MALAYSIA INDEX FUND
-----------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.46%
           AIRLINES                        0.70%
  549,000  Malaysian Airline System*               $   520,105
                                                   -----------
           AUTO COMPONENTS                 0.55%
  183,000  UMW Holdings                                406,934
                                                   -----------
           AUTOMOBILES                     3.02%
  549,000  Oriental Holdings                           517,216
  549,000  Perusahaan Otomobil Nasional              1,386,947
  915,000  Tan Chong Motor Holdings                    341,921
                                                   -----------
                                                     2,246,084
                                                   -----------
           BANKS                          20.77%
1,098,000  Commerce Asset-Holding                    2,470,500
  915,000  Hong Leong Bank                           1,088,368
3,660,000  Malayan Banking                           8,331,316
2,928,000  Public Bank                               2,573,558
1,647,000  RHB Capital                                 975,197
                                                   -----------
                                                    15,438,939
                                                   -----------
           BEVERAGES                       0.46%
  366,000  Guinness Anchor                             340,958
                                                   -----------
           BUILDING PRODUCTS               0.78%
  183,000  Hume Industries (Malaysia)                  231,158
   73,200  O.Y.L. Industries                           346,737
                                                   -----------
                                                       577,895
                                                   -----------
           CHEMICALS                       0.65%
  183,000  Malaysian Oxygen                            481,579
                                                   -----------
           CONSTRUCTION & ENGINEERING      3.47%
  915,000  Gamuda                                    1,252,105
  549,000  IJM Corporation                             624,126
  549,000  Road Builder Holdings                       699,253
                                                   -----------
                                                     2,575,484
                                                   -----------
           CONSTRUCTION MATERIALS          0.98%
2,928,000  Malayan Cement                              728,147
                                                   -----------
           DIVERSIFIED FINANCIALS          4.34%
1,098,000  AMMB Holdings                             1,340,716
  366,000  Hong Leong Credit                           640,500
1,464,000  Malayan United Industries*                  144,474
2,562,000  Mulpha International*                       259,571
1,281,000  Multi-Purpose Holdings*                     269,684
  549,000  OSK Holdings                                260,053
1,647,000  TA Enterprise                               312,063
                                                   -----------
                                                     3,227,061
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      8.50%
  915,000  Technology Resources Industries*            496,026
2,379,000  Telekom Malaysia*                         5,822,290
                                                   -----------
                                                     6,318,316
                                                   -----------
           ELECTRIC UTILITIES             10.92%
1,098,000  Malakoff                                    982,421
2,013,000  Tenaga Nasional                           5,562,237
1,281,000  YTL Corporation                           1,570,911
                                                   -----------
                                                     8,115,569
                                                   -----------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           FOOD PRODUCTS                   6.96%
  732,000  Golden Hope Plantations                     685,768
  549,000  Hap Seng Consolidated                       317,842
  366,000  Highlands & Lowlands                        260,053
1,464,000  IOI Corporation                           1,856,968
  549,000  Kuala Lumpur Kepong                         794,605
  183,000  Nestle (Malaysia)                           929,447
  366,000  PPB Group                                   327,474
                                                   -----------
                                                     5,172,157
                                                   -----------
           GAS UTILITIES                   2.64%
1,098,000  Petronas Gas                              1,964,842
                                                   -----------
           HOTELS RESTAURANTS & LEISURE   12.81%
  732,000  Berjaya Sports Toto                       1,175,053
1,098,000  Genting                                   3,582,947
1,830,000  Magnum Corporation                        1,131,711
1,098,000  Resorts World                             2,311,579
  549,000  Tanjong Public Limited Company            1,321,934
                                                   -----------
                                                     9,523,224
                                                   -----------
           INDUSTRIAL CONGLOMERATES        6.94%
  183,000  Hong Leong Industries                       291,355
1,830,000  Malaysian Resources Corporation*            573,079
3,111,000  Sime Darby                                4,077,047
  549,000  TIME Engineering*                           219,600
                                                   -----------
                                                     5,161,081
                                                   -----------
           MARINE                          3.04%
1,281,000  Malaysia International Shipping
             Corporation                             2,258,605
                                                   -----------
           MEDIA                           1.46%
  366,000  New Straits Times Press                     529,737
  366,000  Star Publications (Malaysia)                558,632
                                                   -----------
                                                     1,088,369
                                                   -----------
           METALS & MINING                 0.57%
  732,000  Malaysia Mining Corporation                 421,863
                                                   -----------
           OIL & GAS                       0.57%
  366,000  Petronas Dagangan                           419,937
                                                   -----------
           PAPER & FOREST PRODUCTS         0.39%
  183,000  Jaya Tiasa Holdings                          95,834
  183,000  WTK  Holdings                               190,705
                                                   -----------
                                                       286,539
                                                   -----------
           REAL ESTATE                     1.46%
2,013,000  FACB Resorts*                               153,624
  732,000  IGB Corporation                             217,674
  183,000  IOI Properties                              240,790
  549,000  SP Setia                                    470,984
                                                   -----------
                                                     1,083,072
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      1.64%
  183,000  Malaysian Pacific Industries                780,158
  183,000  Unisem                                      438,237
                                                   -----------
                                                     1,218,395
                                                   -----------
           SPECIALTY RETAIL                1.38%
  549,000  Courts Mammoth                              508,547
  183,000  Edaran Otomobil Nasional                    520,105
                                                   -----------
                                                     1,028,652
                                                   -----------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

----------------------------------------------
  iSHARES MSCI MALAYSIA INDEX FUND (CONCLUDED)
----------------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           TOBACCO                         3.46%
  256,200  British American Tobacco (Malaysia)     $ 2,359,737
  183,000  JT International                            209,005
                                                   -----------
                                                     2,568,742
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.67%
  732,000  Malaysia Airports Holdings                  500,842
                                                   -----------
           WATER UTILITIES                 0.33%
  366,000  Puncak Niaga Holdings*                      247,532
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $50,544,594)                     73,920,923
                                                   -----------
           COMMON AND PREFERRED
             STOCK - NON-BASKET            0.54%
           AUTOMOBILES                     0.00%
      400  Oriental Holdings                               377
                                                   -----------
           DIVERSIFIED FINANCIALS          0.00%
      400  AMMB Holdings                                   489
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.34%
  915,000  Technology Resources Industries -
             Rights*                                   255,237
                                                   -----------
           ELECTRIC UTILITIES              0.04%
   25,620  YTL Corporation                              31,418
                                                   -----------
           FOOD PRODUCTS                   0.15%
  127,333  PPB Group - Rights                          113,930
                                                   -----------
           METALS & MINING                 0.00%
   35,944  Silverstone*/**                                  --
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - NON-BASKET
             (Cost $285,923)                           401,451
                                                   -----------

           TOTAL INVESTMENTS
             (COST $50,830,517)+         100.00%   $74,322,374
                                         =======   ===========

--------------
*  Non-income producing security.
** Fair valued security.
+ Aggregate cost for Federal income tax purposes is $55,224,339. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $23,294,467
           Excess of tax cost over value                           (4,196,432)
                                                                  -----------
                                                                  $19,098,035
                                                                  ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI MEXICO INDEX FUND
---------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           BANKS                           6.22%
5,040,000  Grupo Financiero BBVA Bancomer
             SA de CV - Series O*                 $  5,247,758
1,386,000  Grupo Financiero Inbursa
             SA de CV - Series O*                    1,669,240
                                                  ------------
                                                     6,916,998
                                                  ------------
           BEVERAGES                      10.65%
   95,200  Coca-Cola Femsa SA de CV
             Sponsored ADR                           2,356,200
1,358,000  Fomento Economico Mexicano
             SA de CV - Series UBD                   5,354,090
  490,000  Grupo Continental SA                        770,931
1,400,000  Grupo Modelo SA de CV -
             Series C                                3,356,873
                                                  ------------
                                                    11,838,094
                                                  ------------
           CONSTRUCTION MATERIALS          8.37%
  182,000  Apasco SA de CV                             998,325
1,715,000  Cemex SA de CV - Series CPO               8,305,080
                                                  ------------
                                                     9,303,405
                                                  ------------
           CONTAINERS & PACKAGING          0.79%
  896,000  Vitro SA de CV - Series A                   882,904
                                                  ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     25.26%
  420,000  Carso Global Telecom - Series A1*           984,069
14,245,000 Telefonos de Mexico SA de CV -
             Series L                               27,106,596
                                                  ------------
                                                    28,090,665
                                                  ------------
           ENERGY EQUIPMENT & SERVICES     1.09%
  700,000  Tubos de Acero de Mexico SA               1,210,927
                                                  ------------
           FOOD PRODUCTS                   1.85%
  945,000  Grupo Bimbo SA de CV - Series A           2,058,959
                                                  ------------
           INDUSTRIAL CONGLOMERATES        4.58%
  882,000  Alfa SA - Series A                        1,417,612
1,029,000  Grupo Carso SA de CV - Series A1*         3,672,787
                                                  ------------
                                                     5,090,399
                                                  ------------
           INSURANCE                       0.11%
  539,000  Savia SA de CV - Series A*                  121,568
                                                  ------------
           MEDIA                           7.76%
  938,000  Corporacion Interamericana de
             Entretenimiento SA de CV -
             Series B*                               2,002,627
2,534,000  Grupo Televisa SA - Series CPO*           5,423,956
2,520,000  TV Azteca SA de CV - Series CPO           1,197,438
                                                  ------------
                                                     8,624,021
                                                  ------------
           METALS & MINING                 1.80%
1,001,000  Grupo Mexico SA  - Series B               1,392,972
  420,000  Industrias Penoles SA de CV  -
             Series CP                                 606,536
                                                  ------------
                                                     1,999,508
                                                  ------------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           MULTILINE RETAIL                8.25%
 1,855,000 Controladora Comercial Mexicana
             SA de CV - Series UBC                $  1,263,273
   756,000 Grupo Sanborns SA - Series B1*            1,426,993
   350,000 Organizacion Soriana SA de CV -
             Series B*                                 954,180
 1,883,000 Walmart de Mexico SA de CV -
             Series V                                5,525,198
                                                  ------------
                                                     9,169,644
                                                  ------------
           PAPER & FOREST PRODUCTS         4.91%
 1,757,000 Kimberly-Clark de Mexico
             SA de CV - Series A                     5,463,273
                                                  ------------
           SPECIALTY RETAIL                1.80%
 2,856,000 Grupo Elektra SA de CV -
             Series CPO                              2,001,248
                                                  ------------
           TRANSPORTATION INFRASTRUCTURE   1.00%
    84,000 Grupo Aeroportuario del Sureste
             SA de CV Sponsored ADR*                 1,113,000
                                                  ------------
           WIRELESS TELECOMMUNICATION
             SERVICES                     15.56%
19,040,000 America Movil SA de CV -
             Series L                               17,302,458
                                                  ------------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $112,437,709)                   111,187,071
                                                  ------------
           COMMON STOCK -
             NON-BASKET                    0.00%
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.00%
       800 Telefonos de Mexico SA de CV -
             Series L                                    1,522
                                                  ------------
           INSURANCE                       0.00%
    2,100  Savia SA de CV - Series A*                      474
                                                  ------------
           TOTAL COMMON STOCK -
             NON-BASKET
             (Cost $6,918)                               1,996
                                                  ------------

           TOTAL INVESTMENTS
             (COST $112,444,627)+        100.00%  $111,189,067
                                         =======  ============


--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $112,920,632. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $ 3,200,134
           Excess of tax cost over value                           (4,931,699)
                                                                  -----------
                                                                  $(1,731,565)
                                                                  ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------
  iSHARES MSCI NETHERLANDS INDEX FUND
--------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIR FREIGHT & COURIERS          3.05%
   32,058  TPG                                     $   659,406
                                                   -----------
           AIRLINES                        0.85%
   13,338  Koninklijke Luchtvaart Maatschappij         183,093
                                                   -----------
           BANKS                           4.74%
   58,942  ABN AMRO Holding                          1,026,297
                                                   -----------
           BEVERAGES                       4.41%
   23,400  Heineken                                    953,123
                                                   -----------
           CHEMICALS                       4.53%
   22,204  Akzo Nobel                                  979,504
                                                   -----------
           COMMERCIAL SERVICES &
             SUPPLIES                      1.66%
   13,546  Buhrmann                                    156,422
   18,122  Vedior                                      203,776
                                                   -----------
                                                       360,198
                                                   -----------
           DIVERSIFIED FINANCIALS         12.68%
  115,310  ING Groep                                 2,741,867
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.39%
  108,212  Koninklijke KPN*                            516,677
                                                   -----------
           FOOD & DRUG RETAILING           4.44%
   41,704  Koninklijke Ahold                           961,346
                                                   -----------
           FOOD PRODUCTS                   6.64%
   14,846  Koninklijke Numico                          330,667
   19,032  Unilever                                  1,106,263
                                                   -----------
                                                     1,436,930
                                                   -----------
           HOUSEHOLD DURABLES              4.90%
   40,586  Philips Electronics                       1,060,200
                                                   -----------
           INSURANCE                       6.19%
   61,490  Aegon                                     1,338,196
                                                   -----------
           IT CONSULTING & SERVICES        0.32%
   26,390  Getronics                                    68,708
                                                   -----------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           MACHINERY                       2.82%
   11,934  IHC Caland                              $   610,068
                                                   -----------
           MEDIA                           9.03%
   56,888  Elsevier                                    728,261
   19,656  VNU                                         581,468
   29,874  Wolters Kluwer - CVA                        643,424
                                                   -----------
                                                     1,953,153
                                                   -----------
           OFFICE ELECTRONICS              1.13%
   23,868  Oce                                         243,614
                                                   -----------
          OIL & GAS                      24.32%
  101,946  Royal Dutch Petroleum Company             5,259,994
                                                   -----------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      4.39%
   46,306  ASML Holding*                               949,271
                                                   -----------
           SPECIALTY RETAIL                0.85%
   16,458  Koninklijke Vendex KBB                      185,065
                                                   -----------
           TRADING COMPANIES &
             DISTRIBUTORS                  0.66%
    8,190  Hagemeyer                                   143,171
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $27,551,412)                     21,629,881
                                                   -----------

           TOTAL INVESTMENTS
             (COST $27,551,412)+         100.00%   $21,629,881
                                         =======   ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $27,666,358. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $   180,646
           Excess of tax cost over value                           (6,217,123)
                                                                  -----------
                                                                  $(6,036,477)
                                                                  ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------------
  iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND
-------------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.99%
           AUSTRALIA                      60.98%
           BANKS                          19.17%
  132,314  Australia and New Zealand
             Banking Group Limited                 $ 1,260,144
  116,585  Commonwealth Bank of Australia            1,947,343
  145,152  National Australia Bank
             Limited                                 2,681,654
  163,499  Westpac Banking Corporation
             Limited                                 1,394,933
                                                   -----------
                                                     7,284,074
                                                   -----------
           BEVERAGES                       2.23%
   13,979  BRL Hardy Limited                            80,436
   41,391  Coca-Cola Amatil Limited                    124,820
  185,976  Foster's Group Limited                      445,444
   58,247  Southcorp Limited                           197,842
                                                   -----------
                                                       848,542
                                                   -----------
           CHEMICALS                       0.30%
   27,951  Orica Limited                               112,397
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  1.24%
   90,041  Brambles Industries Limited                 422,960
   36,827  Computershare Limited                        49,426
                                                   -----------
                                                       472,386
                                                   -----------
           CONSTRUCTION & ENGINEERING      0.19%
   13,468  Leighton Holdings Limited                    73,345
                                                   -----------
           CONSTRUCTION MATERIALS          1.37%
   53,312  Boral Limited                               110,904
   89,558  CSR Limited                                 297,720
   37,128  James Hardie Industries NV                  111,160
                                                   -----------
                                                       519,784
                                                   -----------
           CONTAINERS & PACKAGING          0.63%
   61,159  Amcor Limited                               239,050
                                                   -----------
           DIVERSIFIED FINANCIALS          1.57%
    9,156  Australian Stock Exchange
             Limited                                    61,206
   17,696  Macquarie Bank Limited                      296,420
   34,867  Suncorp-Metway Limited                      239,378
                                                   -----------
                                                       597,004
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      1.45%
  206,234  Telstra Corporation Limited                 549,323
                                                   -----------
           ELECTRIC UTILITIES              0.09%
   11,165  Energy Developments Limited                  35,733
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.04%
   81,886  ERG Limited                                  13,315
                                                   -----------
           FOOD & DRUG RETAILING           2.59%
   83,678  Coles Myer Limited                          377,521
   97,167  Woolworths Limited                          607,910
                                                   -----------
                                                       985,431
                                                   -----------
           FOOD PRODUCTS                   0.32%
   54,341  Futuris Corporation Limited                  49,650
   90,601  Goodman Fielder Limited                      72,958
                                                   -----------
                                                       122,608
                                                   -----------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           AUSTRALIA (continued)
           GAS UTILITIES                   0.44%
   33,880  Australian Gas Light Company
             Limited                               $   168,383
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.25%
    4,858  Cochlear Limited                             94,648
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      0.72%
   74,046  Mayne Group Limited                         218,633
   15,106  Sonic Healthcare Limited                     53,570
                                                   -----------
                                                       272,203
                                                   -----------
           HOTELS, RESTAURANTS & LEISURE   0.59%
   25,480  Aristocrat Leisure Limited                   75,628
   47,194  TAB Limited                                  67,238
   13,923  TABCORP Holdings Limited                     80,481
                                                   -----------
                                                       223,347
                                                   -----------
          INDUSTRIAL CONGLOMERATES        1.66%
  121,331  Pacific Dunlop Limited                       70,773
   33,705  Wesfarmers Limited                          559,049
                                                   -----------
                                                       629,822
                                                   -----------
           INSURANCE                       3.76%
  104,818  AMP Limited                               1,015,589
  131,299  Insurance Australia Group
             Limited                                   219,596
   48,328  QBE Insurance Group Limited                 194,636
                                                   -----------
                                                     1,429,821
                                                   -----------
           MEDIA                           4.98%
   49,497  John Fairfax Holdings Limited                92,441
  137,683  The News Corporation Limited                867,078
  165,641  The News Corporation Limited -
             Preferred Ordinary                        871,285
   12,817  Publishing & Broadcasting Limited            63,429
                                                   -----------
                                                     1,894,233
                                                   -----------
           METALS & MINING                 9.30%
  347,578  BHP Billiton Limited                      2,115,359
   22,575  Iluka Resources Limited                      55,959
  167,678  M.I.M. Holdings Limited                     113,734
   25,676  Newcrest Mining Limited                      60,305
   30,548  OneSteel Limited                             23,117
   29,302  Rio Tinto Limited                           605,073
   12,334  Sons of Gwalia Limited                       42,658
  104,230  WMC Limited                                 516,514
                                                   -----------
                                                     3,532,719
                                                   -----------
           MULTILINE RETAIL                0.29%
   63,469  Harvey Norman Holdings Limited              110,083
                                                   -----------
           OIL & GAS                       1.55%
   57,568  Origin Energy Limited                        90,338
   58,156  Santos Limited                              181,922
   43,953  Woodside Petroleum Limited                  316,891
                                                   -----------
                                                       589,151
                                                   -----------
           PAPER & FOREST PRODUCTS         0.23%
   31,171  PaperlinX Limited                            86,406
                                                   -----------
           PHARMACEUTICALS                 0.86%
   14,847  CSL Limited                                 328,020
                                                   -----------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------------------------------
  iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND (CONTINUED)
------------------------------------------------------
    NO. OF
    SHARES   SECURITY                                                  VALUE
    ------   -----------                                               -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             AUSTRALIA (continued)
             REAL ESTATE                               4.36%
     34,461  AMP Diversified Property Trust                        $    44,650
     79,436  BT Office Trust                                            62,737
     40,257  Colonial First State Property Trust Group                  43,639
    108,143  Deutsche Office Trust                                      73,129
     87,017  Gandel Retail Trust                                        50,758
    171,010  General Property Trust                                    241,874
     40,950  Lend Lease Corporation Limited                            250,067
     55,076  Mirvac Group                                              110,878
     69,930  Stockland Trust Group                                     156,304
     39,256  Westfield Holdings Limited                                332,005
    172,354  Westfield Trust                                           289,150
                                                                   -----------
                                                                     1,655,191
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE             0.80%
    122,262  Macquarie Infrastructure Group                            218,366
     40,852  Transurban Group*                                          85,195
                                                                   -----------
                                                                       303,561
                                                                   -----------
             TOTAL AUSTRALIA (Cost $22,310,112)                     23,170,580
                                                                   -----------
             HONG KONG                                24.13%
             AIRLINES                                  0.39%
     98,000  Cathay Pacific Airways Limited                            147,013
                                                                   -----------
             BANKS                                     2.70%
    127,400  Bank of East Asia Limited                                 242,572
     71,400  Hang Seng Bank Limited                                    782,724
                                                                   -----------
                                                                     1,025,296
                                                                   -----------
             CONSTRUCTION MATERIALS                    0.17%
    42,000   Cheung Kong Infrastructure Holdings
               Limited                                                  66,237
                                                                   -----------
             DISTRIBUTORS                              0.55%
    154,000  Li & Fung Limited                                         207,326
                                                                   -----------
             DIVERSIFIED FINANCIALS                    2.26%
     98,000  Hong Kong Exchanges & Clearing
               Limited                                                 137,589
     87,500  Swire Pacific Limited - Class A                           475,684
    112,000  Wharf Holdings Limited                                    246,279
                                                                   -----------
                                                                       859,552
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                0.53%
    833,000  Pacific Century CyberWorks Limited*                       201,860
                                                                   -----------
             ELECTRIC UTILITIES                        3.13%
    175,000  CLP Holdings Limited                                      704,550
    129,500  Hongkong Electric Holdings Limited                        484,838
                                                                   -----------
                                                                     1,189,388
                                                                   -----------
             ELECTRICAL EQUIPMENT                      0.49%
    161,000  Johnson Electric Holdings Limited                         185,786
                                                                   -----------
             GAS UTILITIES                             1.18%
    322,000  Hong Kong & China Gas Company
               Limited                                                 450,015
                                                                   -----------
             HOTELS RESTAURANTS & LEISURE              0.22%
     98,000  Shangri-La Asia Limited                                    84,187
                                                                   -----------


    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             HONG KONG (continued)
             INDUSTRIAL CONGLOMERATES                  4.35%
    203,000  Hutchison Whampoa Limited                             $ 1,652,777
                                                                   -----------
             MEDIA                                     0.41%
    112,000  SCMP Group Limited                                         63,185
     21,000  Television Broadcasts Limited                              94,239
                                                                   -----------
                                                                       157,424
                                                                   -----------
             REAL ESTATE                               6.88%
    140,000  Cheung Kong Holdings Limited                            1,166,771
    105,000  Hang Lung Properties Limited                              104,336
     56,000  Henderson Land Development
               Company Limited                                         218,276
     56,000  Hysan Development Company Limited                          57,082
    133,000  New World Development Company
               Limited                                                 108,285
    168,000  Sino Land Company Limited                                  57,082
    126,000  Sun Hung Kai Properties Limited                           900,658
                                                                   -----------
                                                                     2,612,490
                                                                   -----------
             ROAD & RAIL                               0.43%
    119,000  MTR Corporation Limited                                   161,733
                                                                   -----------
             SPECIALTY RETAIL                          0.44%
     56,000  Esprit Holdings Limited                                    95,496
    140,000  Giordano International Limited                             71,353
                                                                   -----------
                                                                       166,849
                                                                   -----------
             TOTAL HONG KONG (Cost $8,877,911)                       9,167,933
                                                                   -----------
             NEW ZEALAND                               1.89%
             CONSTRUCTION MATERIALS                    0.14%
     40,474  Fletcher Building Limited                                  52,054
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                0.77%
    137,809  Telecom Corporation of New Zealand
               Limited                                                 293,660
                                                                   -----------
             ELECTRIC UTILITIES                        0.13%
     29,799  Contact Energy Limited                                     50,098
                                                                   -----------
             HEALTH CARE EQUIPMENT &
               SUPPLIES                                0.07%
    5,656  Fisher & Paykel Healthcare
             Corporation Limited                                        25,198
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE             0.12%
     18,942  Sky City Entertainment Group Limited                       46,176
                                                                   -----------
             HOUSEHOLD DURABLES                        0.06%
      5,894  Fisher & Paykel Appliances Holdings
               Limited*                                                 23,286
                                                                   -----------
             INSURANCE                                 0.12%
     21,273  Tower Limited                                              46,315
                                                                   -----------
             MULTILINE RETAIL                          0.15%
     20,069  The Warehouse Group Limited                                55,755
                                                                   -----------
             PAPER & FOREST PRODUCTS                   0.19%
     84,791  Carter Holt Harvey Limited                                 70,563
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE             0.14%
     32,382  Auckland International Airport Limited                     55,393
                                                                   -----------
             TOTAL NEW ZEALAND (Cost $681,746)                         718,498
                                                                   -----------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

------------------------------------------------------
  iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND (CONCLUDED)
------------------------------------------------------
    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             SINGAPORE                                12.99%
             AEROSPACE & DEFENSE                       0.41%
    119,000  Singapore Technologies Engineering
               Limited                                             $   157,203
                                                                   -----------
             AIRLINES                                  0.96%
     49,000  Singapore Airlines Limited                                363,775
                                                                   -----------
             BANKS                                     5.80%
     98,000  DBS Group Holdings Limited                                722,201
     91,000  Oversea-Chinese Banking Corporation
               Limited                                                 630,875
    112,000  United Overseas Bank Limited                              849,828
                                                                   -----------
                                                                     2,202,904
                                                                   -----------
             BEVERAGES                                 0.23%
     21,000  Fraser & Neave Limited                                     88,269
                                                                   -----------
             COMMUNICATIONS EQUIPMENT                  0.13%
     21,000  Datacraft Asia Limited                                     47,880
                                                                   -----------
             COMPUTERS & PERIPHERALS                   0.13%
      4,200  Creative Technology Limited                                49,522
                                                                   -----------
             DIVERSIFIED FINANCIALS                    0.43%
     49,000  Keppel Corporation Limited                                110,203
     77,000  Singapore Exchange Limited                                 54,222
                                                                   -----------
                                                                       164,425
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                1.37%
    588,000  Singapore Telecommunications
               Limited                                                 519,985
                                                                   -----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                             0.30%
     14,000  Venture Manufacturing (Singapore)
               Limited                                                 112,342
                                                                   -----------
             HEALTH CARE PROVIDERS &
               SERVICES                                0.11%
     84,000  Parkway Holdings Limited                                   41,039
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE             0.28%
     14,000  Overseas Union Enterprise Limited                          51,968
     56,000  United Overseas Land Limited                               53,802
                                                                   -----------
                                                                       105,770
                                                                   -----------
             INDUSTRIAL CONGLOMERATES                  0.13%
     56,000  SembCorp Industries Limited                                50,134
                                                                   -----------
             MARINE                                    0.18%
    105,000  Neptune Orient Lines Limited*                              68,781
                                                                   -----------
             MEDIA                                     1.10%
     35,000  Singapore Press Holdings Limited                          418,418
                                                                   -----------


    NO. OF
    SHARES   SECURITY                                                VALUE
    ------   -----------                                             -----
             SINGAPORE (continued)
             REAL ESTATE                               0.95%
     98,000  Capitaland Limited                                    $   104,853
     42,000  City Developments Limited                                 155,904
     63,000  Keppel Land Limited                                        60,183
     21,000  Singapore Land Limited                                     38,517
                                                                   -----------
                                                                       359,457
                                                                   -----------
             ROAD & RAIL                               0.10%
    105,000  SMRT Corporation Limited                                   39,836
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                                0.38%
     56,000  Chartered Semiconductor
               Manufacturing Limited*                                  127,780
     14,000  ST Assembly Test Services Limited*                         17,960
                                                                   -----------
                                                                       145,740
                                                                   -----------
             TOTAL SINGAPORE (Cost $4,402,237)                       4,935,480
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $36,272,006)                                   37,992,491
                                                                   -----------
             COMMON AND PREFERRED
               STOCK - NON-BASKET                      0.01%
             HONG KONG                                 0.01%
             REAL ESTATE                               0.01%
      2,500  Hang Lung Properties Limited                                2,484
                                                                   -----------
             TOTAL HONG KONG (Cost $2,625)                               2,484
                                                                   -----------
             NEW ZEALAND                               0.00%
             HEALTH CARE EQUIPMENT &
               SUPPLIES                                0.00%
          1  Fisher & Paykel Healthcare Corporation
               Limited                                                       5
                                                                   -----------
             TOTAL NEW ZEALAND (Cost $6)                                     5
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - NON-BASKET
               (Cost $2,631)                                             2,489
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $36,274,637)+                   100.00%       $37,994,980
                                                     =======       ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $36,307,241. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                            $2,304,272
           Excess of tax cost over value                              (616,533)
                                                                    ----------
                                                                    $1,687,739
                                                                    ==========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------
  iSHARES MSCI SINGAPORE INDEX FUND
-----------------------------------
    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET                        100.00%
             AEROSPACE & DEFENSE                       4.62%
  3,154,000  Singapore Technologies Engineering
               Limited                                             $ 4,166,538
                                                                   -----------
             AIRLINES                                  4.10%
    498,000  Singapore Airlines Limited                              3,697,145
                                                                   -----------
             BANKS                                    40.40%
  1,826,000  DBS Group Holdings Limited                             13,456,521
  1,494,000  Oversea-Chinese Banking Corporation
               Limited                                              10,357,443
  1,660,000  United Overseas Bank Limited                           12,595,666
                                                                   -----------
                                                                    36,409,630
                                                                   -----------
             BEVERAGES                                 2.32%
    498,000  Fraser & Neave Limited                                  2,093,237
                                                                   -----------
             COMMUNICATIONS EQUIPMENT                  1.26%
    498,000  Datacraft Asia Limited                                  1,135,440
                                                                   -----------
             COMPUTERS & PERIPHERALS                   2.03%
    116,200  Creative Technology Limited                             1,370,118
  1,162,000  GES International Limited                                 463,049
                                                                   -----------
                                                                     1,833,167
                                                                   -----------
             DISTRIBUTORS                              0.91%
    332,000  Cycle & Carriage Limited                                  815,547
                                                                   -----------
             DIVERSIFIED FINANCIALS                    4.20%
  1,162,000  Keppel Corporation Limited                              2,613,374
  1,660,000  Singapore Exchange Limited                              1,168,950
                                                                   -----------
                                                                     3,782,324
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                8.31%
  8,466,000  Singapore Telecommunications Limited                    7,486,719
                                                                   -----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                             2.96%
    332,000  Venture Manufacturing (Singapore)
               Limited                                               2,664,119
                                                                   -----------
             HEALTH CARE PROVIDERS &
               SERVICES                                0.90%
  1,660,000  Parkway Holdings Limited                                  811,016
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE             2.51%
    332,000  Hotel Properties Limited                                  235,602
    332,000  Overseas Union Enterprise Limited                       1,232,382
    830,000  United Overseas Land Limited                              797,423
                                                                   -----------
                                                                     2,265,407
                                                                   -----------


    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             INDUSTRIAL CONGLOMERATES                  3.36%
    332,000  Haw Par Corporation Limited                           $   750,303
    996,000  NatSteel Limited                                          641,563
  1,826,000  SembCorp Industries Limited                             1,634,718
                                                                   -----------
                                                                     3,026,584
                                                                   -----------
             MACHINERY                                 0.82%
  1,494,000  Sembcorp Marine Limited                                   738,070
                                                                   -----------
             MARINE                                    1.69%
  2,324,000  Neptune Orient Lines Limited*                           1,522,354
                                                                   -----------
             MEDIA                                     4.40%
    332,000  Singapore Press Holdings Limited                        3,968,994
                                                                   -----------
             REAL ESTATE                              10.66%
    996,000  Allgreen Properties Limited                               614,379
  2,822,000  Capitaland Limited                                      3,019,335
    830,000  City Developments Limited                               3,080,954
    498,000  First Capital Corporation Limited                         334,374
    996,000  Keppel Land Limited                                       951,471
    498,000  Singapore Land Limited                                    913,412
  1,328,000  Wing Tai Holdings Limited                                 695,933
                                                                   -----------
                                                                     9,609,858
                                                                   -----------
             ROAD & RAIL                               1.33%
  3,154,000  SMRT Corporation Limited                                1,196,588
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                                2.81%
    830,000  Chartered Semiconductor
               Manufacturing Limited*                                1,893,881
    498,000  ST Assembly Test Services Limited*                        638,845
                                                                   -----------
                                                                     2,532,726
                                                                   -----------
             TRANSPORTATION INFRASTRUCTURE             0.41%
    332,000  SembCorp Logistics Limited                                373,339
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $95,612,685)                                   90,128,802
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $95,612,685)+                   100.00%       $90,128,802
                                                     =======       ===========


--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $98,605,070. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                           $ 6,085,301
           Excess of tax cost over value                           (14,561,569)
                                                                   -----------
                                                                   $(8,476,268)
                                                                   ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------
  iSHARES MSCI SOUTH KOREA INDEX FUND
--------------------------------------
    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET                         99.91%
             AIRLINES                                  0.55%
     59,073  Asiana Airlines*                                      $   185,621
     25,230  Korean Air Company Limited                                317,305
                                                                   -----------
                                                                       502,926
                                                                   -----------
             AUTO COMPONENTS                           0.22%
   84,390    Hankook Tire Company Limited                              200,473
                                                                   -----------
             AUTOMOBILES                               4.49%
    110,490  Hyundai Motor Company Limited                           3,037,870
    120,060  Kia Motors Corporation*                                 1,038,361
                                                                   -----------
                                                                     4,076,231
                                                                   -----------
             BANKS                                    13.12%
     78,300  Hana Bank                                               1,168,083
    173,130  Kookmin Bank                                            7,571,740
     93,960  Korea Exchange Bank*                                      364,796
    207,060  Shinhan Financial Group Company
               Limited                                               2,799,588
                                                                   -----------
                                                                    11,904,207
                                                                   -----------
             BEVERAGES                                 0.49%
      4,350  Doosan Corporation*                                        78,365
      6,090  Hite Brewery Company Limited                              363,404
                                                                   -----------
                                                                       441,769
                                                                   -----------
             BUILDING PRODUCTS                         0.35%
      3,480  Kumkang Korea Chemical Company
               Limited                                                 312,803
                                                                   -----------
             CHEMICALS                                 2.31%
     33,060  Hanwha Chemical Corporation*                              187,038
      7,830  Honam Petrochemical Corporation                           129,524
     16,530  Hyosung Corporation                                       234,107
     49,590  LG Chem Limited                                         1,393,419
     10,440  Samsung Fine Chemicals Company
               Limited                                                 155,350
                                                                   -----------
                                                                     2,099,438
                                                                   -----------
             COMMERCIAL SERVICES &
               SUPPLIES                                0.30%
      3,828  Korea Information & Communications
               Company Limited*                                         42,649
     15,660  S1 Corporation                                            225,336
                                                                   -----------
                                                                       267,985
                                                                   -----------
             COMPUTERS & PERIPHERALS                   0.40%
     32,190  Trigem Computer Incorporated                              359,855
                                                                   -----------
             CONSTRUCTION & ENGINEERING                0.61%
     22,620  Daelim Industrial Company Limited                         273,374
     25,230  LG Engineering & Construction
               Company Limited                                         279,190
                                                                   -----------
                                                                       552,564
                                                                   -----------
             DIVERSIFIED FINANCIALS                    6.35%
     69,600  Daewoo Securities Company
               Limited                                                 516,782
     28,710  Daishin Securities Company                                539,980
     35,670  Dongwon Securities Company
               Limited                                                 365,079


    NO. OF
    SHARES   SECURITY                                                VALUE
    ------   -----------                                             -----
             DIVERSIFIED FINANCIALS (CONTINUED)
     74,820  Good Morning Securities Company
               Limited*                                            $   333,438
     58,290  Hyundai Securities Company*                               616,406
     21,141  Kookmin Credit Card Company
               Limited                                                 862,311
     25,230  Korea Technology & Banking
               Network Corporation                                      83,471
     59,160  LG Investment & Securities
               Company Limited                                         922,769
     39,150  Samsung Securities Company
               Limited                                               1,519,986
                                                                   -----------
                                                                     5,760,222
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                3.11%
     38,700  Korea Telecom Corporation                               1,704,215
     50,373  Korea Telecom Corporation ADR                           1,123,318
                                                                   -----------
                                                                     2,827,533
                                                                   -----------
             ELECTRIC UTILITIES                        3.02%
    165,300  Korea Electric Power Corporation                        2,740,641
                                                                   -----------
             ELECTRICAL EQUIPMENT                      0.22%
     17,400  LG Cable Limited                                          201,745
                                                                   -----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                             6.72%
     49,590  Daeduck Electronics Company
               Limited                                                 468,219
      2,610  Hankuk Electric Glass Company
               Limited                                                 170,136
     53,940  Samsung Electro Mechanics
               Company Limited                                       2,395,703
     59,160  Samsung SDI Company Limited                             3,069,939
                                                                   -----------
                                                                     6,103,997
                                                                   -----------
             FOOD PRODUCTS                             0.99%
     16,530  Cheil Jedang Corporation                                  741,659
      2,610  Nong Shim Company Limited                                 157,716
                                                                   -----------
                                                                       899,375
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE             0.20%
     21,750  Hotel Shilla Company Limited                              178,252
                                                                   -----------
             HOUSEHOLD DURABLES                        3.51%
     20,619  Humax Company Limited                                     794,296
     80,040  LG Electronics Incorporated                             2,388,081
                                                                   -----------
                                                                     3,182,377
                                                                   -----------
             HOUSEHOLD PRODUCTS                        0.34%
     10,440  LG Household & Health Care
               Limited                                                 307,546
                                                                   -----------
             INSURANCE                                 1.41%
     26,100  Samsung Fire & Marine Insurance
               Company Limited                                       1,281,441
                                                                   -----------
             INTERNET SOFTWARE & SERVICES              0.76%
     24,360  Daou Technology Incorporated                               48,761
      5,332  Daum Communications Corporation*                          148,816
      2,349  NCsoft Corporation*                                       333,569
     23,490  Serome Technology Incorporated                            157,913
                                                                   -----------
                                                                       689,059
                                                                   -----------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-------------------------------------------------
  iSHARES MSCI SOUTH KOREA INDEX FUND (CONCLUDED)
-------------------------------------------------
    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
             MACHINERY                                 1.53%
     33,060  Hanjin Heavy Industries Company
               Limited                                             $    86,152
     30,450  Hyundai Heavy Industries
               Company Limited                                         807,308
    128,760  Samsung Heavy Industries
               Company Limited*                                        498,934
                                                                   -----------
                                                                     1,392,394
                                                                   -----------
             MARINE                                    0.24%
     21,750  Hanjin Shipping Company Limited                           121,573
     39,150  Hyundai Merchant Marine
               Company Limited*                                         96,256
                                                                   -----------
                                                                       217,829
                                                                   -----------
              MEDIA                                    0.51%
      3,480  Cheil Communications
               Incorporated                                            460,005
                                                                   -----------
             METALS & MINING                           7.59%
      5,220  Korea Zinc Company Limited                                106,458
     57,420  Pohang Iron & Steel Company
               Limited                                               6,353,977
     14,790  Poongsan Corporation                                      131,824
                                                                   -----------
                                                                     6,592,259
                                                                   -----------
             MULTILINE RETAIL                          1.49%
     12,180  Hyundai Department Store
               Company Limited                                         391,004
      6,960  Shinsegae Company Limited                                 962,067
                                                                   -----------
                                                                     1,353,071
                                                                   -----------
             OIL & GAS                                 0.44%
     21,750  S-Oil Corporation                                         395,932
                                                                   -----------
             PAPER & FOREST PRODUCTS                   0.07%
     13,050  Hansol Paper Company Limited                               64,368
                                                                   -----------
             PERSONAL PRODUCTS                         0.39%
      3,480  Pacific Corporation                                       352,232
                                                                   -----------
             PHARMACEUTICALS                           1.00%
      5,220  Dong-A Pharmaceutical Company
               Limited                                                  92,658
      1,740  Green Cross Corporation                                    40,349
     69,600  LG Chem Investment Limited                                615,092
      3,480  Yuhan Corporation                                         158,504
                                                                   -----------
                                                                       906,603
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                               25.36%
    315,810  Anam Semiconductor Incorporated*                        1,832,027
     81,780  Samsung Electronics Company
               Limited                                              21,187,809
                                                                   -----------
                                                                    23,019,836
                                                                   -----------
             SOFTWARE                                  0.15%
     28,710  Haansoft Incorporated*                                     59,636
      9,918  HandySoft Corporation                                      74,690
                                                                   -----------
                                                                       134,326
                                                                   -----------
             TEXTILES & APPAREL                        0.42%
     33,060  Cheil Industries Incorporated                             379,570
                                                                   -----------


    NO. OF
    SHARES   SECURITY                                                 VALUE
    ------   -----------                                              -----
             TRADING COMPANIES &
               DISTRIBUTORS                            1.30%
    105,270  Samsung Corporation                                   $   894,544
     38,280  SK Global                                                 289,146
                                                                   -----------
                                                                     1,183,690
                                                                   -----------
             WIRELESS TELECOMMUNICATION
               SERVICES                                9.95%
     69,426  KT Freetel*                                             2,197,258
     34,800  SK Telecom Company Limited                              6,834,353
                                                                   -----------
                                                                     9,031,611
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $64,378,382)                                    90,374,165
                                                                   -----------
             COMMON AND PREFERRED
               STOCK - NON-BASKET                      0.09%
             BANKS                                     0.04%
        393  Hana Bank                                                   5,863
        660  Kookmin Bank                                               28,863
                                                                   -----------
                                                                        34,726
                                                                   -----------
             CHEMICALS                                 0.01%
        623  Hyosung Corporation                                         8,826
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES                                0.03%
        630  Korea Telecom Corporation                                  27,743
         11  Korea Telecom Corporation ADR                                 245
                                                                   -----------
                                                                        27,988
                                                                   -----------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                             0.00%
         41  Daeduck Electronics Company
               Limited                                                     387
                                                                   -----------
             OIL & GAS                                 0.00%
        220  S-Oil Corporation                                           4,005
                                                                   -----------
             PHARMACEUTICALS                           0.01%
        147  Dong-A Pharmaceutical
               Company Limited                                           2,609
          7  LG Chem Investment Limited                                     62
        162  Yuhan Corporation                                           7,379
                                                                   -----------
                                                                        10,050
                                                                   -----------
             TOTAL COMMON AND PREFERRED
               STOCK - NON-BASKET
               (Cost $64,463)                                           85,982
                                                                   -----------

             TOTAL INVESTMENTS
               (COST $64,442,845)+                   100.00%       $90,460,147
                                                     =======       ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $66,334,105. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                           $24,939,178
           Excess of tax cost over value                              (813,136)
                                                                   -----------
                                                                   $24,126,042
                                                                   ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------
  iSHARES MSCI SPAIN INDEX FUND
--------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.95%
           BANKS                          26.45%
  215,460  Banco Bilbao Vizcaya
             Argentaria SA                         $ 2,486,149
  276,852  Banco Santander Central
             Hispano SA                              2,207,919
                                                   -----------
                                                     4,694,068
                                                   -----------
           BIOTECHNOLOGY                   1.65%
   35,100  Zeltia SA*                                  292,374
                                                   -----------
           BUILDING PRODUCTS               0.65%
   21,024  Uralita SA                                  115,658
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  1.75%
   42,624  Amadeus Global Travel
             Distribution SA*                          282,784
    2,136  Prosegur, Compania de
             Seguridad SA                               27,991
                                                   -----------
                                                       310,775
                                                   -----------
           CONSTRUCTION & ENGINEERING      3.30%
    6,000  Actividades de Construccion y
             Servicios SA                              159,588
    8,196  Fomento de Construcciones y
             Contratas SA                              177,234
   20,040  Grupo Dragados SA                           248,745
                                                   -----------
                                                       585,567
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                     22.11%
  336,516  Telefonica SA*                            3,923,740
                                                   -----------
           ELECTRIC UTILITIES             13.26%
   55,548  Endesa SA                                   833,148
   67,404  Iberdrola SA                                848,307
   43,776  Union Fenosa SA                             672,108
                                                   -----------
                                                     2,353,563
                                                   -----------
           FOOD PRODUCTS                   1.34%
   14,112  Ebro Puleva SA                              150,751
   15,000  Viscofan, Industria Navarra de
             Envolturas Celulosicas SA                  87,579
                                                   -----------
                                                       238,330
                                                   -----------
           GAS UTILITIES                   2.86%
   29,088  Gas Natural SDG SA                          507,235
                                                   -----------
           HOTELS, RESTAURANTS & LEISURE   3.51%
   42,720  NH Hoteles SA*                              419,403
   12,768  Sol Melia SA                                 86,254
   94,536  TelePizza SA*                               116,116
                                                   -----------
                                                       621,773
                                                   -----------
           INSURANCE                       0.61%
   15,516  Corporacion Mapfre SA                       107,368
                                                   -----------
           INTERNET SOFTWARE & SERVICES    2.15%
   51,276  Terra Networks SA*                          381,432
                                                   -----------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           MEDIA                           4.15%
   44,376  Promotora de Informaciones SA           $   413,782
   83,964  Telefonica Publicidad e
             Informacion SA                            322,464
                                                   -----------
                                                       736,246
                                                   -----------
           METALS & MINING                 2.02%
   10,548  Acerinox SA                                 359,021
                                                   -----------
           OIL & GAS                       4.34%
   62,352  Repsol YPF SA                               770,703
                                                   -----------
           PAPER & FOREST PRODUCTS         0.37%
    4,800  Grupo Empresarial Ence SA                    65,724
                                                   -----------
           PHARMACEUTICALS                 1.30%
   19,392  FAES FARMA SA                               230,973
                                                   -----------
           REAL ESTATE                     0.47%
    1,260  Metrovacesa SA                               18,364
    9,312  Vallehermoso SA                              65,082
                                                   -----------
                                                        83,446
                                                   -----------
          SPECIALTY RETAIL                3.18%
   28,800  Industria de Diseno Textil SA*              564,491
                                                   -----------
           TOBACCO                         2.40%
   25,692  Altadis SA                                  425,570
                                                   -----------
           TRANSPORTATION INFRASTRUCTURE   0.69%
   13,224  Autopistas Concesionaria
             Espanola SA                               122,391
                                                   -----------
           WATER UTILITIES                 1.39%
   21,840  Sociedad General de Aguas de
             Barcelona SA                              245,584
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $22,896,856)                     17,736,032
                                                   -----------
           COMMON STOCK -
             NON-BASKET                    0.05%
           BIOTECHNOLOGY                   0.05%
    2,499  Puleva Biotech SA*                            9,143
                                                   -----------
           FOOD PRODUCTS                   0.00%
        7  Ebro Puleva SA                                   75
                                                   -----------
           TOTAL COMMON STOCK -
             NON-BASKET (Cost $83)                       9,218
                                                   -----------
           TOTAL INVESTMENTS
             (COST $22,896,939)+        100.00%    $17,745,250
                                        =======    ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $23,061,198. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                            $ 257,049
           Excess of tax cost over value                           (5,572,997)
                                                                  -----------
                                                                  $(5,315,948)
                                                                  ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI SWEDEN INDEX FUND
---------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET              100.00%
           AIRLINES                        0.37%
    5,478  SAS AB*                                 $    39,525
                                                   -----------
           AUTO COMPONENTS                 0.57%
    6,600  Trelleborg AB - B                            61,182
                                                   -----------
           BANKS                          19.01%
  190,894  Nordea AB                                   994,249
   40,700  Skandinaviska Enskilda
             Banken AB - A                             381,177
   45,100  Svenska Handelsbanken AB - A                612,028
    2,893  Svenska Handelsbanken AB - B                 37,877
                                                   -----------
                                                     2,025,331
                                                   -----------
           BUILDING PRODUCTS               2.72%
   22,990  Assa Abloy AB - B                           290,014
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  4.72%
   25,091  Securitas AB - B                            502,352
                                                   -----------
           COMMUNICATIONS EQUIPMENT       23.61%
  590,128  Telefonaktiebolaget LM
             Ericsson AB - B                         2,515,287
                                                   -----------
           CONSTRUCTION & ENGINEERING      2.14%
   30,800  Skanska AB - B                              228,118
                                                   -----------
           DIVERSIFIED FINANCIALS          0.55%
    5,137  OM AB                                        58,175
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      4.32%
    7,920  Tele2 AB - B*                               211,929
   71,500  Telia AB                                    248,039
                                                   -----------
                                                       459,968
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.85%
    2,013  Nobel Biocare AB                             90,320
                                                   -----------
           HEALTH CARE PROVIDERS &
             SERVICES                      1.33%
   15,400  Gambro AB - A                                90,511
    8,800  Gambro AB - B                                51,721
                                                   -----------
                                                       142,232
                                                   -----------
           HOUSEHOLD DURABLES              4.63%
   27,478  Electrolux AB - B                           493,684
                                                   -----------
           IT CONSULTING & SERVICES        0.52%
   22,913  WM-Data AB - B                               55,400
                                                   -----------
           INSURANCE                       3.56%
   72,820  Skandia Forsakrings AB                      379,274
                                                   -----------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           MACHINERY                      14.32%
    8,822  Atlas Copco AB - A                      $   208,665
    5,313  Atlas Copco AB - B                          120,082
   21,670  Sandvik AB                                  522,910
    3,608  SKF AB - A                                   82,063
    5,500  SKF AB - B                                  128,776
    7,887  Volvo AB - A                                133,788
   18,700  Volvo AB - B                                328,826
                                                   -----------
                                                     1,525,110
                                                   -----------
           MEDIA                           0.99%
    4,686  Modern Times Group MTG AB - B*              105,015
                                                   -----------
           METALS & MINING                 1.34%
    2,200  Hoganas AB - B                               37,214
    3,300  Sapa AB                                      48,882
    4,400  SSAB Svenskt Stal AB - A                     47,095
      913  SSAB Svenskt Stal AB - B                      9,205
                                                   -----------
                                                       142,396
                                                   -----------
          PAPER & FOREST PRODUCTS         5.41%
    3,300  Holmen AB - B                                80,735
   15,400  Svenska Cellulosa AB - B                    495,236
                                                   -----------
                                                       575,971
                                                   -----------
           REAL ESTATE                     0.98%
    9,790  Drott AB - B                                104,319
                                                   -----------
           SPECIALTY RETAIL                6.31%
   38,764  Hennes & Mauritz AB - B                     672,375
                                                   -----------
           TOBACCO                         1.75%
   29,172  Swedish Match AB                            186,787
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $14,356,714)                     10,652,835
                                                   -----------

           TOTAL INVESTMENTS
             (COST $14,356,714)+       100.00%     $10,652,835
                                       =======     ===========

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $14,475,406. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                            $ 458,044
           Excess of tax cost over value                           (4,280,615)
                                                                  -----------
                                                                  $(3,822,571)
                                                                  ===========

                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------
  iSHARES MSCI SWITZERLAND INDEX FUND
--------------------------------------
  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.96%
           BANKS                          14.18%
    2,280  Banque Cantonale Vaudoise               $   341,786
   41,760  Credit Suisse Group*                      1,443,126
    1,400  Julius Baer Holding Limited                 402,488
   45,760  UBS AG*                                   2,116,977
                                                   -----------
                                                     4,304,377
                                                   -----------
           BIOTECHNOLOGY                   1.49%
      600  Serono SA                                   453,415
                                                   -----------
           CHEMICALS                       9.00%
   10,000  Ciba Specialty Chemicals AG                 721,662
   18,600  Clariant AG                                 371,040
       20  EMS-Chemie Holding AG*                       75,100
    1,780  Givaudan SA                                 584,839
      600  Lonza AG                                    378,432
   10,860  Syngenta AG*                                599,581
                                                   -----------
                                                     2,730,654
                                                   -----------
           COMMERCIAL SERVICES & SUPPLIES  2.44%
    9,600  Adecco SA                                   575,921
      860  SGS Societe Generale de Surveillance
             Holding SA                                164,744
                                                   -----------
                                                       740,665
                                                   -----------
           COMMUNICATIONS EQUIPMENT        0.09%
    2,000  Ascom Holding AG                             25,698
                                                   -----------
           COMPUTERS & PERIPHERALS         0.39%
    2,800  Logitech International SA*                  118,036
                                                   -----------
           CONSTRUCTION MATERIALS          3.73%
    4,200  Holcim Limited - B                          879,723
    5,900  Holcim Limited - Registered                 252,699
                                                   -----------
                                                     1,132,422
                                                   -----------
           DIVERSIFIED FINANCIALS          0.78%
   12,000  Vontobel Holding AG                         237,972
                                                   -----------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.44%
    2,540  Swisscom AG                                 739,914
                                                   -----------
           ELECTRICAL EQUIPMENT            2.16%
   92,160  ABB Limited                                 656,973
                                                   -----------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.64%
    3,800  Kudelski SA*                                193,968
                                                   -----------
           FOOD PRODUCTS                  12.62%
   17,340  Nestle SA                                 3,830,386
                                                   -----------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      2.69%
   14,340  Phonak Holding AG*                          243,992
      800  Sulzer Medica AG                             62,661
      720  Synthes-Stratec Incorporated                473,129
      600  Tecan Group AG                               35,555
                                                   -----------
                                                       815,337
                                                   -----------
           HOTELS, RESTAURANTS & LEISURE   0.57%
      660  Kuoni Reisen Holding AG                     172,706
                                                   -----------


  NO. OF
  SHARES   SECURITY                                   VALUE
  ------   -----------                                -----
           HOUSEHOLD DURABLES              0.14%
      160  Forbo Holding AG                        $    42,995
                                                   -----------
           INSURANCE                       9.61%
   16,280  Swiss Re                                  1,463,805
    7,520  Zurich Financial Services AG              1,453,790
                                                   -----------
                                                     2,917,595
                                                   -----------
           MACHINERY                       2.22%
      600  Georg Fischer AG                            103,145
      240  Schindler Holding AG - Participation
             Certificates                              352,171
      100  Schindler Holding AG - Registered           144,097
      400  Sulzer AG                                    74,748
                                                   -----------
                                                       674,161
                                                   -----------
           MEDIA                           0.13%
      200  PubliGroupe SA                               39,545
                                                   -----------
           MULTILINE RETAIL                0.21%
       80  Jelmoli Holding AG - Bearer                  64,304
                                                   -----------
           PHARMACEUTICALS                28.59%
  165,660  Novartis AG                               6,293,408
   33,920  Roche Holding AG - Genussein              2,383,197
                                                   -----------
                                                     8,676,605
                                                   -----------
           SPECIALTY RETAIL                0.91%
    1,000  Charles Voegele Holding AG                   31,389
    1,460  Valora Holding AG                           245,846
                                                   -----------
                                                       277,235
                                                   -----------
           TEXTILES & APPAREL              4.93%
   40,000  Compagnie Financiere Richemonte AG          833,138
    4,000  The Swatch Group AG - B*                    335,015
   18,000  The Swatch Group AG - Registered*           328,444
                                                   -----------
                                                     1,496,597
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $36,075,652)                     30,341,560
                                                   -----------
           COMMON AND PREFERRED
             STOCK - NON-BASKET            0.04%
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.04%
    2,540  Swisscom AG - Redemption Rights              12,250
                                                   -----------
           TOTAL COMMON AND PREFERRED
             STOCK - NON-BASKET
             (Cost $0)                                  12,250
                                                   -----------

           TOTAL INVESTMENTS
             (COST $36,075,652)+         100.00%   $30,353,810
                                         =======   ===========


--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $36,233,809. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $ 1,133,682
           Excess of tax cost over value                           (7,013,681)
                                                                  -----------
                                                                  $(5,879,999)
                                                                  ===========


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

---------------------------------
  iSHARES MSCI TAIWAN INDEX FUND
---------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
            COMMON AND PREFERRED
               STOCK - BASKET                         99.94%
             AIRLINES                                  0.26%
    894,000  China Airlines                                        $   407,463
                                                                   ------------
             AUTO COMPONENTS                           0.25%
    596,000  Cheng Shin Rubber Industry
               Company Limited                                         407,463
                                                                   ------------
             AUTOMOBILES                               0.51%
    596,000  China Motor Company Limited                               417,650
    894,000  Yulon Motor Company Limited                               397,277
                                                                   ------------
                                                                       814,927
                                                                   ------------
             BANKS                                     8.97%
  2,086,000  Bank Sinopac*                                             822,991
  2,682,000  Chang Hwa Commercial Bank                                 985,552
  3,874,000  China Development Financial
               Holding Corporation*                                  2,339,519
  2,682,000  Chinatrust Commercial Bank                              1,856,505
  1,788,000  CTB Financial Holding Company
               Limited*                                                937,166
  2,682,000  First Commercial Bank                                   1,451,588
  2,980,000  Hua Nan Financial Holdings
               Company Limited*                                      1,527,987
  2,086,000  International Bank of Taipei                              730,887
  2,384,000  International Commercial Bank
               of China                                              1,331,047
  1,788,000  Taishin Financial Holdings
               Company Limited*                                        751,261
  2,980,000  United World Chinese Commercial
               Bank                                                  1,595,898
                                                                  ------------
                                                                    14,330,401
                                                                  ------------
             BUILDING PRODUCTS                         0.33%
    894,000  Taiwan Glass Industrial
               Corporation                                             527,156
                                                                  ------------
             CHEMICALS                                 8.48%
    298,000  China Synthetic Rubber
               Corporation*                                             88,708
    298,000  Eternal Chemical Company Limited                          181,661
  2,682,000  Formosa Chemicals & Fibre
               Corporation                                           2,712,178
  4,172,000  Formosa Plastic Corporation                             5,240,997
  5,662,000  Nan Ya Plastic Corporation                              5,145,073
    298,000  Taiwan Styrene Monomer
               Corporation                                             188,452
                                                                  ------------
                                                                    13,557,069
                                                                  ------------
             COMMERCIAL SERVICES &
               SUPPLIES                                0.17%
    298,000  Taiwan Secom                                              265,700
                                                                  ------------
             COMMUNICATIONS EQUIPMENT                  1.01%
    298,000  Accton Technology Corporation*                            814,927
    298,000  D-Link Corporation                                        530,551
    298,000  Microelectronics Technology
               Incorporated*                                           265,700
                                                                  ------------
                                                                     1,611,178
                                                                  ------------
             COMPUTERS & PERIPHERALS                  19.55%
  4,768,000  Acer Incorporated                                       2,770,751
    298,000  Ambit Microsystems Corporation                          1,213,901
    894,000  Arima Computer Corporation                                494,049
  1,788,000  Asustek Computer Incorporated                           8,658,596
  1,192,000  Benq Corporation                                        2,342,914
  2,086,000  CMC Magnetics Corporation                               1,497,428
  2,086,000  Compal Electronics Incorporated                         2,733,400
    596,000  Compeq Manufacturing Company
               Limited*                                                750,412


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMPUTERS & PERIPHERALS (CONTINUED)
    298,000  Gigabyte Technology Company
               Limited                                            $    946,503
  1,490,000  Inventec Company Limited                                1,294,545
    596,000  Lite-On Technology Corporation                            976,214
    298,000  Micro-Star International Company
               Limited                                               1,358,211
    298,000  Prodisc Technology Incorporated                           299,655
  1,192,000  Quanta Computer Incorporated                            4,108,589
  1,788,000  Ritek Corporation                                       1,803,025
                                                                  ------------
                                                                    31,248,193
                                                                  ------------
             CONSTRUCTION & ENGINEERING                0.24%
  1,192,000  BES Engineering Corporation*                               87,944
    596,000  Continental Engineering
               Corporation*                                            178,265
  1,192,000  Pacific Construction Company
               Limited*                                                119,523
                                                                  ------------
                                                                       385,732
                                                                  ------------
             CONSTRUCTION MATERIALS                    0.40%
  1,192,000  Asia Cement Corporation                                   300,504
  1,490,000  Taiwan Cement Corporation*                                339,553
                                                                  ------------
                                                                       640,057
                                                                  ------------
             DIVERSIFIED FINANCIALS                    2.67%
  1,788,000  Chung Hsing Bills Finance
               Corporation                                             514,422
  3,874,000  Fubon Financial Holding
               Company Limited*                                      3,752,058
                                                                  ------------
                                                                     4,266,480
                                                                  ------------
             ELECTRICAL EQUIPMENT                      1.79%
  3,576,000  Pacific Electric Wire & Cable
               Company Limited*                                        784,367
    298,000  Phoenixtec Power Company Limited                          242,780
    596,000  Shihlin Electric & Engineering
               Corporation                                             276,736
  1,788,000  Teco Electric & Machinery
               Company Limited                                         713,061
  3,576,000  Walsin Lihwa Corporation                                  845,486
                                                                  ------------
                                                                     2,862,430
                                                                  ------------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                             7.21%
    894,000  Delta Electronics Incorporated                          1,362,455
  1,490,000  Hon Hai Precision Industry
               Company Limited                                       6,791,055
    596,000  Lite-On Electronics Incorporated*                         534,796
    596,000  Picvue Electronics Limited                                297,109
    596,000  Synnex Technology International
               Corporation                                             765,691
    298,000  Wu's Printed Circuit Company
               Limited                                                 141,763
  2,086,000  Yageo Corporation*                                      1,622,213
                                                                  ------------
                                                                    11,515,082
                                                                  ------------
             FOOD & DRUG RETAILING                     0.44%
    298,000  President Chain Store
               Corporation                                             547,529
  1,192,000  Taiwan Tea Corporation*                                   149,743
                                                                  ------------
                                                                       697,272
                                                                  ------------
             FOOD PRODUCTS                             0.71%
  3,278,000  Uni-President Enterprises
               Company                                               1,139,200
                                                                  ------------
             HOUSEHOLD DURABLES                        0.34%
  1,192,000  Sampo Corporation                                         543,284
                                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------------
  iSHARES MSCI TAIWAN INDEX FUND (CONTINUED)
--------------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - BASKET (CONTINUED)
            INDUSTRIAL CONGLOMERATES                   1.58%
  2,980,000  Far Eastern Textile Limited                           $ 1,103,547
  4,172,000  Tatung Company Limited                                  1,420,179
                                                                  ------------
                                                                     2,523,726
                                                                  ------------
             INSURANCE                                 3.25%
  3,576,000  Cathay Financial Holding
               Company Limited*                                      5,195,157
                                                                  ------------
             IT CONSULTING & SERVICES                  0.34%
    596,000  Systex Corporation*                                       541,587
                                                                  ------------
             LEISURE EQUIPMENT & PRODUCTS              0.57%
    298,000  Giant Manufacturing Company
               Limited                                                 257,211
    298,000  Premier Image Technology
               Corporation                                             657,884
                                                                  ------------
                                                                       915,095
                                                                  ------------
             MARINE                                    0.48%
    894,000  Evergreen Marine Corporation                              450,756
  1,192,000  Yang Ming Marine Transport                                310,691
                                                                  ------------
                                                                       761,447
                                                                  ------------
              METALS & MINING                          2.14%
  6,258,000  China Steel Corporation                                 3,280,080
    596,000  Tung Ho Steel Enterprise
               Corporation                                             144,310
                                                                  ------------
                                                                     3,424,390
                                                                  ------------
             MULTILINE RETAIL                          0.10%
    894,000  Far Eastern Department Stores
               Limited                                                 162,985
                                                                  ------------
             OFFICE ELECTRONICS                        0.37%
    894,000  Kinpo Electronics Incorporated                            588,275
                                                                  ------------
             REAL ESTATE                               0.17%
  1,192,000  Cathay Real Estate Development
               Company Limited                                         266,549
                                                                  ------------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                               36.49%
  2,980,000  Advanced Semiconductor Engineering
               Incorporated*                                         2,385,358
  3,576,000  Macronix International Company
               Limited*                                              2,658,698
  3,576,000  Mosel Vitelic Incorporated*                             1,884,518
    298,000  Realtek Semiconductor Corporation                       1,527,987
  1,788,000  Siliconware Precision Industries
               Company*                                              1,370,095
 11,324,000  Taiwan Semiconductor Manufacturing
               Company Limited*                                     26,451,161
 13,112,000  United Microelectronics Corporation*                   16,695,810
    596,000  Via Technologies Incorporated                           2,478,735
  3,874,000  Winbond Electronics Corporation                         2,869,221
                                                                  ------------
                                                                    58,321,583
                                                                  ------------
             SPECIALTY RETAIL                          0.12%
    596,000  Aurora Corporation*                                       185,056
                                                                  ------------
             TEXTILES & APPAREL                        1.00%
    894,000  Formosa Taffeta Company Limited                           343,797
    596,000  Nien Hsing Textile Company Limited*                       393,881
  1,192,000  Pou Chen Corporation*                                     865,860
                                                                  ------------
                                                                     1,603,538
                                                                  ------------
             TOTAL COMMON AND PREFERRED
               STOCK - BASKET
               (Cost $168,302,849)                                 159,708,475
                                                                  ------------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - NON-BASKET                      0.06%
             AIRLINES                                  0.00%
        410  China Airlines                                       $        187
                                                                  ------------
             AUTO COMPONENTS                           0.00%
        436  Cheng Shin Rubber Industry
               Company Limited                                             298
                                                                  ------------
             AUTOMOBILES                               0.00%
        170  China Motor Company Limited                                   119
        350  Yulon Motor Company Limited                                   156
                                                                  ------------
                                                                           275
                                                                  ------------
             BANKS                                     0.00%
        300  Bank Sinopac*                                                 118
        430  Chang Hwa Commercial Bank                                     158
        750  China Development Financial
               Holding Corporation*                                        453
        657  Chinatrust Commercial Bank                                    455
        860  CTB Financial Holding Company
               Limited*                                                    451
         50  First Commercial Bank                                          27
        600  Hua Nan Financial Holdings Company
               Limited*                                                    308
        520  International Bank of Taipei                                  182
        200  International Commercial Bank of China                        112
        441  Taishin Financial Holdings Company
               Limited*                                                    185
        320  United World Chinese Commercial
               Bank                                                        171
                                                                  ------------
                                                                         2,620
                                                                  ------------
             BUILDING PRODUCTS                         0.00%
        189  Taiwan Glass Industrial Corporation                           111
                                                                  ------------
             CHEMICALS                                 0.00%
     12,337  China Synthetic Rubber Corporation*                         3,672
        152  Formosa Chemicals & Fibre
               Corporation                                                 154
        245  Formosa Plastic Corporation                                   308
        820  Nan Ya Plastic Corporation                                    745
                                                                  ------------
                                                                         4,879
                                                                  ------------
             COMMERCIAL SERVICES & SUPPLIES            0.00%
        900  Taiwan Secom                                                  802
                                                                  ------------
             COMMUNICATIONS EQUIPMENT                  0.00%
        350  D-Link Corporation                                            623
        200  Microelectronics Technology
               Incorporated*                                               178
                                                                  ------------
                                                                           801
                                                                  ------------
             COMPUTERS & PERIPHERALS                   0.00%
        212  Acer Incorporated                                             123
        250  Asustek Computer Incorporated                               1,211
        500  CMC Magnetics Corporation                                     359
        250  Gigabyte Technology Company Limited                           794
        330  Prodisc Technology Incorporated                               332
        750  Quanta Computer Incorporated                                2,585
        500  Ritek Corporation                                             504
                                                                  ------------
                                                                         5,908
                                                                  ------------
             CONSTRUCTION & ENGINEERING                0.01%
     23,873  Continental Engineering Corporation*                        7,140
     10,400  Pacific Construction Company Limited*                       1,043
                                                                  ------------
                                                                         8,183
                                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

--------------------------------------------
  iSHARES MSCI TAIWAN INDEX FUND (CONCLUDED)
--------------------------------------------
   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             COMMON AND PREFERRED
               STOCK - NON-BASKET (CONTINUED)
             CONSTRUCTION MATERIALS                    0.01%
     26,740  Asia Cement Corporation                              $      6,741
     31,762  Taiwan Cement Corporation*                                  7,238
                                                                  ------------
                                                                        13,979
                                                                  ------------
             ELECTRICAL EQUIPMENT                      0.01%
        440  Pacific Electric Wire & Cable
               Company Limited*                                             97
        630  Phoenixtec Power Company Limited                              513
     16,080  Shihlin Electric & Engineering
               Corporation                                               7,466
         92  Teco Electric & Machinery Company
               Limited                                                      37
        779  Walsin Lihwa Corporation                                      184
                                                                  ------------
                                                                         8,297
                                                                  ------------
             ELECTRONIC EQUIPMENT &
               INSTRUMENTS                             0.00%
         50  Delta Electronics Incorporated                                 76
        200  Hon Hai Precision Industry Company
               Limited                                                     912
        120  Lite-On Electronics Incorporated*                             108
        800  Picvue Electronics Limited                                    399
        250  Synnex Technology International
               Corporation                                                 321
        500  Yageo Corporation*                                            389
                                                                  ------------
                                                                         2,205
                                                                  ------------
             FOOD & DRUG RETAILING                     0.00%
        350  President Chain Store Corporation                             643
                                                                  ------------
             FOOD PRODUCTS                             0.00%
         36  Uni-President Enterprises Company                              13
                                                                  ------------
             HOUSEHOLD DURABLES                        0.00%
        148  Sampo Corporation                                              67
                                                                  ------------
             INDUSTRIAL CONGLOMERATES                  0.00%
        199  Far Eastern Textile Limited                                    74
        120  Tatung Company Limited                                         41
                                                                  ------------
                                                                           115
                                                                  ------------
             INSURANCE                                 0.00%
        967  Cathay Financial Holding Company
               Limited*                                                  1,405
                                                                  ------------
             IT CONSULTING & SERVICES                  0.00%
        600  Systex Corporation*                                           545
                                                                  ------------
             LEISURE EQUIPMENT & PRODUCTS              0.00%
        350  Giant Manufacturing Company Limited                           302
                                                                  ------------


   NO. OF
   SHARES    SECURITY                                                 VALUE
   ------    -----------                                              -----
             MARINE                                    0.01%
     15,000  Evergreen Marine Corporation                          $     7,563
     30,000  Yang Ming Marine Transport                                  7,819
                                                                  ------------
                                                                        15,382
                                                                  ------------
             METALS & MINING                           0.00%
        670  China Steel Corporation                                       351
                                                                  ------------
             MULTILINE RETAIL                          0.01%
     50,160  Far Eastern Department Stores Limited                       9,145
                                                                  ------------
             OFFICE ELECTRONICS                        0.00%
        400  Kinpo Electronics Incorporated                                263
                                                                  ------------
             SEMICONDUCTOR EQUIPMENT &
               PRODUCTS                                0.00%
        357  Advanced Semiconductor Engineering
               Incorporated*                                               286
         80  Mosel Vitelic Incorporated*                                    42
        500  Realtek Semiconductor Corporation                           2,564
        525  Siliconware Precision Industries
               Company*                                                    402
        800  Taiwan Semiconductor Manufacturing
               Company Limited*                                          1,869
        650  United Microelectronics Corporation*                          828
        200  Via Technologies Incorporated                                 832
        280  Winbond Electronics Corporation                               207
                                                                  ------------
                                                                         7,030
                                                                  ------------
             SPECIALTY RETAIL                          0.00%
        200  Aurora Corporation*                                            62
                                                                  ------------
             TEXTILES & APPAREL                        0.01%
     37,620  Formosa Taffeta Company Limited                            14,467
        800  Nien Hsing Textile Company Limited*                           529
        385  Pou Chen Corporation*                                         280
                                                                  ------------
                                                                        15,276
                                                                  ------------
             TOTAL COMMON AND PREFERRED
               STOCK - NON-BASKET
               (Cost $137,808)                                          99,144
                                                                  ------------

             TOTAL INVESTMENTS
               (COST $168,440,657)+                  100.00%      $159,807,619
                                                     =======      ============

--------------
*  Non-income producing security.
+ Aggregate cost for Federal income tax purposes is $174,099,587. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                          $  8,770,898
           Excess of tax cost over value                           (23,062,866)
                                                                  ------------
                                                                  $(14,291,968)
                                                                  ============


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

-----------------------------------------
  iSHARES MSCI UNITED KINGDOM INDEX FUND
-----------------------------------------
 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET               99.93%
           AEROSPACE & DEFENSE             0.46%
  111,342  BAE Systems Plc                        $    500,793
   17,682  Rolls-Royce Plc                              40,265
                                                  ------------
                                                       541,058
                                                  ------------
           AIR FREIGHT & COURIERS          0.28%
   18,144  Exel Plc                                    198,887
   70,770  Securicor Plc                               132,128
                                                  ------------
                                                       331,015
                                                  ------------
           AIRLINES                        0.04%
   15,582  British Airways Plc                          44,850
                                                  ------------
           AUTO COMPONENTS                 0.22%
   62,706  GKN Plc                                     260,753
                                                  ------------
           BANKS                          18.31%
  118,524  Barclays Plc                              3,478,537
  258,552  HBOS Plc                                  2,709,807
  613,410  HSBC Holdings Plc                         6,702,265
  404,376  Lloyds TSB Group Plc                      3,889,256
  188,580  Royal Bank of Scotland
             Group Plc                               4,619,721
                                                  ------------
                                                    21,399,586
                                                  ------------
           BEVERAGES                       2.69%
  229,404  Diageo Plc                                2,725,539
   53,340  Scottish & Newcastle Plc                    418,715
                                                  ------------
                                                     3,144,254
                                                  ------------
           BIOTECHNOLOGY                   0.18%
   21,000  Celltech Group  Plc*                        206,432
                                                  ------------
           BUILDING PRODUCTS               0.16%
    1,680  Novar Plc                                     3,149
  125,160  Pilkington Plc                              188,090
                                                  ------------
                                                       191,239
                                                  ------------
           CHEMICALS                       0.45%
   24,276  BOC Group Plc                               358,124
   42,672  Imperial Chemical Industries
             Plc                                       172,013
                                                  ------------
                                                       530,137
                                                  ------------
           COMMERCIAL SERVICES &
             SUPPLIES                      1.43%
   21,000  Amey Plc                                    107,374
   62,706  Brambles Industries Plc                     272,283
    7,098  BTG Plc*                                     52,707
   39,648  Capita Group Plc                            260,203
   68,418  Chubb Plc                                   164,510
   13,860  De La Rue Plc                                82,531
  105,252  Hays Plc                                    294,015
   84,882  Rentokil Initial Plc                        320,252
   27,468  Serco Group Plc                             122,768
                                                  ------------
                                                     1,676,643
                                                  ------------
           COMMUNICATIONS EQUIPMENT        0.05%
  249,858  Marconi Plc                                  61,845
                                                  ------------
           CONSTRUCTION & ENGINEERING      0.20%
   25,116  AMEC Plc                                    153,819
   25,158  Balfour Beatty Plc                           81,131
                                                  ------------
                                                       234,950
                                                  ------------


 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           CONSTRUCTION MATERIALS          0.63%
   33,600  BPB Plc                                $    160,393
   61,740  Hanson Plc                                  407,808
   20,412  RMC Group Plc                               164,563
                                                  ------------
                                                       732,764
                                                  ------------
           CONTAINERS & PACKAGING          0.17%
   32,424  Rexam Plc                                   200,181
                                                  ------------
           DIVERSIFIED FINANCIALS          1.42%
   58,296  Amvescap Plc                                703,331
   11,088  Close Brothers Group Plc                    105,467
   12,810  Man Group Plc                               187,889
   13,230  Provident Financial Plc                     121,631
    8,988  Schroders Plc                               101,002
   44,940  3i Group Plc                                435,408
                                                  ------------
                                                     1,654,728
                                                  ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      2.57%
  643,944  BT Group Plc                              2,329,357
  218,316  Cable & Wireless Plc                        679,329
                                                  ------------
                                                     3,008,686
                                                  ------------
           ELECTRIC UTILITIES              2.01%
   49,686  International Power Plc*                    126,497
  133,728  National Grid Group Plc                     874,322
   62,412  Scottish and Southern Energy Plc            560,550
  130,788  Scottish Power Plc                          789,892
                                                  ------------
                                                     2,351,261
                                                  ------------
           ELECTRONIC EQUIPMENT &
             INSTRUMENTS                   0.09%
   60,564  Spirent Plc                                 110,075
                                                  ------------
           FOOD & DRUG RETAILING           2.67%
   65,436  Boots Company Plc                           590,949
   66,276  Safeway Plc                                 299,033
   91,980  Sainsbury Plc                               544,128
  472,122  Tesco Plc                                 1,682,779
                                                  ------------
                                                     3,116,889
                                                  ------------
           FOOD PRODUCTS                   2.34%
  146,832  Cadbury Schweppes Plc                       998,937
   20,454  Tate & Lyle Plc                              97,495
  197,148  Unilever Plc                              1,634,038
                                                  ------------
                                                     2,730,470
                                                  ------------
           GAS UTILITIES                   1.38%
  298,242  Centrica Plc                                894,287
  299,082  Lattice Group Plc                           715,964
                                                  ------------
                                                     1,610,251
                                                  ------------
           HEALTH CARE EQUIPMENT &
             SUPPLIES                      0.85%
   48,216  Amersham Plc                                488,288
   74,886  Smith & Nephew Plc                          451,479
    6,216  SSL International Plc                        47,828
                                                  ------------
                                                       987,595
                                                  ------------
           HOTELS, RESTAURANTS & LEISURE   2.29%
  164,430  Compass Group Plc                         1,120,986
   86,730  Hilton Group Plc                            273,556
   14,280  MyTravel Group Plc                           45,041
   34,146  P & 0 Princess Cruises Plc                  198,014


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

----------------------------------------------------
  iSHARES MSCI UNITED KINGDOM INDEX FUND (CONTINUED)
----------------------------------------------------
 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE (CONTINUED)
   45,444  Rank Group Plc                         $    160,690
   72,198  Six Continents Plc                          720,945
   16,800  Whitbread Plc                               151,601
                                                  ------------
                                                     2,670,833
                                                  ------------
           HOUSEHOLD DURABLES              0.40%
   17,808  Barratt Developments Plc                    116,367
   10,626  Berkeley Group Plc                          120,235
   12,054  Pace Micro Technology Plc                    49,741
   65,310  Taylor Woodrow Plc                          180,592
                                                  ------------
                                                       466,935
                                                  ------------
           HOUSEHOLD PRODUCTS              0.55%
   40,614  Reckitt Benckiser Plc                       642,803
                                                  ------------
           IT CONSULTING & SERVICES        0.29%
   44,730  CMG Plc                                     152,788
   33,978  Logica Plc                                  185,025
                                                  ------------
                                                       337,813
                                                  ------------
           INDUSTRIAL CONGLOMERATES        0.46%
   34,818  FKI Plc                                      77,809
   46,116  Smiths Group Plc                            462,456
                                                  ------------
                                                       540,265
                                                  ------------
           INSURANCE                       3.50%
  164,388  CGNU Plc                                  1,668,262
  359,394  Legal & General Group Plc                   762,490
  145,026  Prudential Plc                            1,345,619
   84,924  Royal & Sun Alliance Insurance
             Group Plc                                 313,504
                                                  ------------
                                                     4,089,875
                                                  ------------
           INTERNET & CATALOG RETAIL       0.67%
   80,766  GUS Plc                                     788,224
                                                  ------------
           MACHINERY                       0.47%
   47,460  BBA Group Plc                               164,462
   30,114  IMI Plc                                     112,872
  205,086  Invensys Plc                                278,471
                                                  ------------
                                                       555,805
                                                  ------------
           MARINE                          0.17%
   67,830  Peninsular & Oriental Steam
             Navigation Company Plc                    201,951
                                                  ------------
           MEDIA                           3.93%
   56,238  British Sky Broadcasting
             Group Plc*                                571,119
   32,382  Carlton Communications Plc                   96,640
   21,840  Daily Mail & General Trust                  209,129
   67,788  EMI Group Plc                               296,986
  210,462  Granada Plc                                 342,329
   61,530  Pearson Plc                                 678,819
   70,308  Reed International Plc                      629,975
  101,850  Reuters Group Plc                           754,857
  135,618  Telewest Communications Plc*                 34,048
   14,238  United Business Media Plc                   117,808
   82,194  WPP Group Plc                               864,939
                                                  ------------
                                                     4,596,649
                                                  ------------


 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           METALS & MINING                 2.49%
  158,172  BHP Billiton Plc                       $    894,874
  235,620  Corus Group Plc*                            273,274
   13,020  Johnson Matthey Plc                         171,264
   78,078  Rio Tinto Plc                             1,570,365
                                                  ------------
                                                     2,909,777
                                                  ------------
           MULTI-UTILITIES                 0.24%
   32,508  United Utilities Plc                        277,485
                                                  ------------
           MULTILINE RETAIL                1.25%
  212,100  Marks & Spencer Plc                       1,127,979
   25,074  Next Plc                                    337,446
                                                  ------------
                                                     1,465,425
                                                  ------------
           OIL & GAS                      16.11%
  256,998  BG Group Plc                              1,063,232
1,566,600  BP Plc                                   12,907,029
  699,090  Shell Transport & Trading
             Company Plc                             4,864,861
                                                  ------------
                                                    18,835,122
                                                  ------------
           PAPER & FOREST PRODUCTS         0.22%
   35,574  Bunzl Plc                                   253,089
                                                  ------------
           PHARMACEUTICALS                14.39%
  125,328  AstraZeneca Plc                           6,338,958
  429,702  GlaxoSmithKline Plc                      10,477,963
                                                  ------------
                                                    16,816,921
                                                  ------------
           REAL ESTATE                     1.28%
   39,396  British Land Company Plc                    288,917
   50,484  Canary Wharf Group Plc*                     325,783
   12,978  Great Portland Estates Plc                   49,378
   22,218  Hammerson Plc                               172,210
   39,900  Land Securities Plc                         496,624
   30,828  Slough Estates Plc                          159,152
                                                  ------------
                                                     1,492,064
                                                  ------------
           ROAD & RAIL                     0.12%
   38,598  FirstGroup Plc                              139,758
                                                  ------------
           SEMICONDUCTOR EQUIPMENT &
             PRODUCTS                      0.30%
   87,990  ARM Holdings Plc*                           352,202
                                                  ------------
           SOFTWARE                        0.34%
   44,184  Misys Plc                                   163,421
   79,212  Sage Group Plc                              232,198
                                                  ------------
                                                       395,619
                                                  ------------
           SPECIALTY RETAIL                0.90%
  118,230  Dixons Group Plc                            400,503
   87,528  Kingfisher Plc                              469,200
  121,800  Signet Group Plc                            184,764
                                                  ------------
                                                     1,054,467
                                                  ------------
           TOBACCO                         1.43%
  118,146  British American Tobacco Plc              1,084,516
   44,310  Imperial Tobacco Group Plc                  587,237
                                                  ------------
                                                     1,671,753
                                                  ------------


                See accompanying notes to financial statements.

FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (Unaudited)                               iSHARES, INC.
--------------------------------------------------------------------------------

----------------------------------------------------
  iSHARES MSCI UNITED KINGDOM INDEX FUND (CONCLUDED)
----------------------------------------------------
 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           COMMON AND PREFERRED
             STOCK - BASKET (CONTINUED)
           TRADING COMPANIES &
             DISTRIBUTORS                  0.52%
   30,492  Electrocomponents Plc                  $    214,346
   46,200  Wolseley Plc                                390,111
                                                  ------------
                                                       604,457
                                                  ------------
           TRANSPORTATION INFRASTRUCTURE   0.76%
   30,912  Associated British Ports
             Holdings Plc                              194,563
   77,532  BAA Plc                                     700,187
                                                  ------------
                                                       894,750
                                                  ------------
           WATER UTILITIES                 0.58%
   23,688  AWG Plc*                                    174,222
   29,400  Kelda Group Plc                             148,453
   34,608  Severn Trent Plc                            359,045
                                                  ------------
                                                       681,720
                                                  ------------
           WIRELESS TELECOMMUNICATION
             SERVICES                      7.67%
4,737,768  Vodafone Group Plc                        8,962,720
                                                  ------------
           TOTAL COMMON AND PREFERRED
             STOCK - BASKET
             (Cost $142,949,494)                   116,824,144
                                                  ------------

 NO. OF
 SHARES    SECURITY                                  VALUE
 ------    -----------                               -----
           COMMON AND PREFERRED
             STOCK - NON-BASKET            0.07%
           AUTO COMPONENTS                 0.00%
   53,350  Ti Automotive Ltd*/**                  $         --
                                                  ------------
           CHEMICALS                       0.03%
   27,154  Imperial Chemical Industries
             Plc - Rights*                              36,486
                                                  ------------
           DIVERSIFIED TELECOMMUNICATION
             SERVICES                      0.00%
       11  BT Group Plc                                     40
                                                  ------------
           ROAD & RAIL                     0.03%
   36,777  Railtrack Group Plc**                        36,412
                                                  ------------
           SPECIALTY RETAIL                0.00%
       14  Kingfisher Plc                                   75
                                                  ------------
           WATER UTILITIES                 0.00%
3,178,929  AWG Plc - Redemption Shares*                  4,272
                                                  ------------
           TOTAL COMMON AND PREFERRED
             STOCK - NON-BASKET
             (Cost $614,935)                            77,285
                                                  ------------

           TOTAL INVESTMENTS
             (COST $143,564,429)+         100.00% $116,901,429
                                          ======= ============
--------------
*  Non-income producing security.
** Fair valued security.
+ Aggregate cost for Federal income tax purposes is $146,134,238. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
           Excess of value over tax cost                         $  6,172,366
           Excess of tax cost over value                          (35,405,175)
                                                                 ------------
                                                                 $(29,232,809)
                                                                 ============

                See accompanying notes to financial statements.

FEBRUARY 28, 2002

STATEMENTS OF ASSETS AND LIABILITIES  (Unaudited)
--------------------------------------------------------------------------------

                                                             iSHARES MSCI      iSHARES MSCI       iSHARES MSCI       iSHARES MSCI
                                                               AUSTRALIA          AUSTRIA            BELGIUM            BRAZIL
                                                              INDEX FUND        INDEX FUND         INDEX FUND         INDEX FUND
                                                            ---------------   ---------------    ---------------   ----------------
ASSETS
  Investments, at cost ...................................    $58,193,775       $11,204,892        $10,706,973       $ 81,911,991
                                                              -----------       -----------        -----------       ------------
  Foreign currency, at cost ..............................    $    88,796       $     2,281        $     3,251       $          8
                                                              -----------       -----------        -----------       ------------
  Investments, at value (including securities on loan*) ..    $60,838,564       $10,783,060        $ 8,908,585       $ 80,385,540
  Foreign currency, at value .............................         88,816             2,196              3,255                  8
  Cash ...................................................         24,111             8,604             15,558            168,514
  Cash collateral for securities loaned (Note 5) .........      2,635,100         3,946,300             80,385                 --
  Dividends receivable ...................................        186,186                --             15,646            189,039
  Interest receivable ....................................            627               553                 82                 31
  Receivable for securities sold .........................        267,193           344,812            166,606          1,587,986
  Receivable for Fund shares sold ........................             --                --                 --         42,780,835
  Prepaid expenses .......................................             --                --                 --                 --
                                                              -----------       -----------        -----------       ------------
      Total assets .......................................     64,040,597        15,085,525          9,190,117        125,111,953
                                                              -----------       -----------        -----------       ------------
LIABILITIES
  Payable for securities purchased .......................        272,271           337,538            163,610          1,600,675
  Liability for in-kind subscriptions ....................             --                --                 --         42,448,222
  Payable for securities loaned (Note 5) .................      2,635,100         3,946,300             80,385                 --
  Payable for foreign withholding tax ....................             --                --                 --                 --
  Advisory fee payable ...................................         27,678             4,921              4,289             19,023
  Administration fee payable .............................             --                --                 --                 --
  Distribution fee payable ...............................         11,715             2,081              1,726              6,426
  Custody fee payable ....................................          3,354             1,536                342             41,691
  Accrued expenses .......................................          6,966             7,256              6,847              6,447
                                                              -----------       -----------        -----------       ------------
      Total liabilities ..................................      2,957,084         4,299,632            257,199         44,122,484
                                                              -----------       -----------        -----------       ------------
NET ASSETS
  Capital stock, $0.001 par value ........................          6,400             1,400                840              6,150
  Paid-in capital ........................................     66,428,398        14,099,249         13,568,071         85,775,089
  Undistributed net investment income/(loss) .............        350,649           (41,258)          (182,880)            32,436
  Undistributed net realized gain/(loss) on investments ..     (8,347,207)       (2,851,548)        (2,654,724)        (3,298,551)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ........      2,645,273          (421,950)        (1,798,389)        (1,525,655)
                                                              -----------       -----------        -----------       ------------
  Net Assets .............................................    $61,083,513       $10,785,893        $ 8,932,918       $ 80,989,469
                                                              ===========       ===========        ===========       ============
  Shares of common stock issued and outstanding (Note 4) .      6,400,030         1,400,030            840,030          6,150,000
                                                              ===========       ===========        ===========       ============
  Net Asset Value Per Share ..............................    $      9.54       $      7.70        $     10.63       $      13.17
                                                              ===========       ===========        ===========       ============

-----------------------------------------------------------------------------------------------------------------------------------
* Securities on loan with market values of: ..............    $ 2,475,413       $ 3,893,455         $   75,479             $   --
-----------------------------------------------------------------------------------------------------------------------------------


                                                            iSHARES MSCI       iSHARES MSCI      iSHARES MSCI       iSHARES MSCI
                                                               CANADA              EMU              FRANCE            GERMANY
                                                             INDEX FUND         INDEX FUND        INDEX FUND         INDEX FUND
                                                            --------------   ----------------   ---------------   ----------------
ASSETS
  Investments, at cost ...................................   $30,866,277       $109,901,658       $66,422,715       $158,307,484
                                                             -----------       ------------       -----------       ------------
  Foreign currency, at cost ..............................   $    34,983       $    143,008       $    30,255       $     72,958
                                                             -----------       ------------       -----------       ------------
  Investments, at value (including securities on loan*) ..   $25,547,193       $ 89,038,527       $57,145,218       $110,204,381
  Foreign currency, at value .............................        34,768            143,006            30,255             72,294
  Cash ...................................................        16,496             20,940            68,256            161,031
  Cash collateral for securities loaned (Note 5) .........     1,088,453                 --         6,185,593         43,062,506
  Dividends receivable ...................................        27,034            148,011            49,808            343,608
  Interest receivable ....................................           405                 12             1,128              4,822
  Receivable for securities sold .........................       232,337                 --                --                 --
  Receivable for Fund shares sold ........................            --                 --                --                 --
  Prepaid expenses .......................................            --                 --                --                 --
                                                             -----------       ------------       -----------       ------------
      Total assets .......................................    26,946,686         89,350,496        63,480,258        153,848,642
                                                             -----------       ------------       -----------       ------------
LIABILITIES
  Payable for securities purchased .......................       227,035                 --                --                 --
  Liability for in-kind subscriptions ....................            --                 --                --                 --
  Payable for securities loaned (Note 5) .................     1,088,453                 --         6,185,593         43,062,506
  Payable for foreign withholding tax ....................            --                 --                --                 --
  Advisory fee payable ...................................        11,497             39,834            24,238             47,789
  Administration fee payable .............................            --                 --                --                 --
  Distribution fee payable ...............................         4,868             16,861            10,260             20,232
  Custody fee payable ....................................         2,095             13,734             5,467              9,202
  Accrued expenses .......................................         6,704              1,946             6,288             14,557
                                                             -----------       ------------       -----------       ------------
      Total liabilities ..................................     1,340,652             72,375         6,231,846         43,154,286
                                                             -----------       ------------       -----------       ------------
NET ASSETS
  Capital stock, $0.001 par value ........................         2,400              1,700             3,201              7,801
  Paid-in capital ........................................    32,029,797        116,342,540        70,722,935        177,335,643
  Undistributed net investment income/(loss) .............        48,766           (221,809)         (233,555)          (319,038)
  Undistributed net realized gain/(loss) on investments ..    (1,153,550)        (5,981,043)       (3,965,889)       (18,210,103)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ........    (5,321,379)       (20,863,267)       (9,278,280)       (48,119,947)
                                                             -----------       ------------       -----------       ------------
  Net Assets .............................................   $25,606,034       $ 89,278,121       $57,248,412       $110,694,356
                                                             ===========       ============       ===========       ============
  Shares of common stock issued and outstanding (Note 4) .     2,400,030          1,700,000         3,201,000          7,801,000
                                                             ===========       ============       ===========       ============
  Net Asset Value Per Share ..............................   $     10.67       $      52.52       $     17.88       $      14.19
                                                             ===========       ============       ===========       ============

----------------------------------------------------------------------------------------------------------------------------------
* Securities on loan with market values of: ..............   $ 1,044,146       $         --       $ 5,907,347       $ 41,596,889
----------------------------------------------------------------------------------------------------------------------------------


                                                               iSHARES MSCI       iSHARES MSCI      iSHARES MSCI
                                                                HONG KONG            ITALY             JAPAN
                                                                INDEX FUND         INDEX FUND        INDEX FUND
                                                             ----------------    ---------------  ---------------
ASSETS
  Investments, at cost ...............................         $ 68,836,588        $36,835,973      $ 625,761,837
                                                               ------------        -----------      -------------
  Foreign currency, at cost ..........................         $    116,572        $     4,233      $     686,596
                                                               ------------        -----------      -------------
  Investments, at value (including securities on loan*)        $ 64,931,831        $30,463,332      $ 420,878,093
  Foreign currency, at value .........................              116,564              4,104            686,724
  Cash ...............................................               22,788             29,121            146,276
  Cash collateral for securities loaned (Note 5) .....            5,099,082         13,459,672         78,053,421
  Dividends receivable ...............................               44,855                 --            182,995
  Interest receivable ................................                1,537              6,925             12,504
  Receivable for securities sold .....................                   --            538,605                 --
  Receivable for Fund shares sold ....................                   --                 --                 --
  Prepaid expenses ...................................                   --                 --                 --
                                                               ------------        -----------      -------------
      Total assets ...................................           70,216,657         44,501,759        499,960,013
                                                               ------------        -----------      -------------
LIABILITIES
  Payable for securities purchased ...................                   --            506,711                 --
  Liability for in-kind subscriptions ................                   --                 --                 --
  Payable for securities loaned (Note 5) .............            5,099,082         13,459,672         78,053,421
  Payable for foreign withholding tax ................                   --                 --                 --
  Advisory fee payable ...............................               30,222             13,499            184,764
  Administration fee payable .........................                   --                 --                 --
  Distribution fee payable ...........................               12,799              5,716             78,118
  Custody fee payable ................................               11,333              2,369             29,608
  Accrued expenses ...................................               12,332              6,350             35,995
                                                               ------------        -----------      -------------
      Total liabilities ..............................            5,165,768         13,994,317         78,381,906
                                                               ------------        -----------      -------------
NET ASSETS
  Capital stock, $0.001 par value ....................                7,501              1,950             56,401
  Paid-in capital ....................................           80,081,211         40,903,485        702,062,128
  Undistributed net investment income/(loss) .........              (62,932)           (88,792)        (1,139,104)
  Undistributed net realized gain/(loss) on investments         (11,070,126)        (3,936,464)       (74,515,359)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....           (3,904,765)        (6,372,737)      (204,885,959)
                                                               ------------        -----------      -------------
  Net Assets .........................................         $ 65,050,889        $30,507,442      $ 421,578,107
                                                               ============        ===========      =============
  Shares of common stock issued and outstanding (Note 4)          7,501,000          1,950,030         56,401,000
                                                               ============        ===========      =============
  Net Asset Value Per Share ..........................         $       8.67        $     15.64      $        7.47
                                                               ============        ===========      =============

-----------------------------------------------------------------------------------------------------------------
* Securities on loan with market values of: ..........         $  4,463,373        $12,844,097      $  73,748,391
-----------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

                                      92-93

FEBRUARY 28, 2002

STATEMENTS OF ASSETS AND LIABILITIES  (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                             iSHARES MSCI      iSHARES MSCI       iSHARES MSCI      iSHARES MSCI
                                                               MALAYSIA           MEXICO           NETHERLANDS    PACIFIC EX-JAPAN
                                                              INDEX FUND        INDEX FUND         INDEX FUND        INDEX FUND
                                                           ----------------   ----------------   --------------   ----------------
ASSETS
  Investments, at cost ...............................       $ 50,830,517       $112,444,627       $27,551,412       $36,274,637
                                                             ------------       ------------       -----------       -----------
  Foreign currency, at cost ..........................       $    117,422       $     80,382       $     2,906       $    20,439
                                                             ------------       ------------       -----------       -----------
  Investments, at value (including securities on loan*)      $ 74,322,374       $111,189,067       $21,629,881        37,994,980
  Foreign currency, at value .........................            117,422             80,668             2,811            20,438
  Cash ...............................................            163,990            116,056            14,185            72,132
  Cash collateral for securities loaned (Note 5) .....                 --         15,567,114                --                --
  Dividends receivable ...............................            101,883                334             2,262            48,706
  Interest receivable ................................                 31              9,882                --                 4
  Receivable for securities sold .....................                 --            853,288           877,398                --
  Receivable for Fund shares sold ....................                 --         17,501,341                --        10,904,357
  Prepaid expenses ...................................                 --                 --                --                --
                                                             ------------       ------------       -----------       -----------
      Total assets ...................................         74,705,700        145,317,750        22,526,537        49,040,617
                                                             ------------       ------------       -----------       -----------
LIABILITIES
  Payable for securities purchased ...................                 --            847,844           862,403                --
  Liability for in-kind subscriptions ................                 --         17,472,254                --        10,857,430
  Payable for securities loaned (Note 5) .............                 --         15,567,114                --                --
  Payable for foreign withholding tax ................                 --                 --                --                --
  Advisory fee payable ...............................             34,144             30,958             9,699             8,021
  Administration fee payable .........................                 --                 --                --                --
  Distribution fee payable ...........................             14,448             13,110             4,106                --
  Custody fee payable ................................              4,859             24,250             1,618            22,097
  Accrued expenses ...................................              8,501              7,174             8,427            15,866
                                                             ------------       ------------       -----------       -----------
      Total liabilities ..............................             61,952         33,962,704           886,253        10,903,414
                                                             ------------       ------------       -----------       -----------
NET ASSETS
  Capital stock, $0.001 par value ....................             13,725              7,000             1,301               700
  Paid-in capital ....................................         74,746,396        113,895,910        31,745,550        35,643,819
  Undistributed net investment income/(loss) .........            107,400             18,010           (77,468)           21,123
  Undistributed net realized gain/(loss) on investments       (23,715,630)        (1,310,582)       (4,106,816)          751,093
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....         23,491,857         (1,255,292)       (5,922,283)        1,720,468
                                                             ------------       ------------       -----------       -----------
  Net Assets .........................................       $ 74,643,748       $111,355,046       $21,640,284       $38,137,203
                                                             ============       ============       ===========       ===========
  Shares of common stock issued and outstanding (Note 4)       13,725,030          7,000,030         1,301,000           700,000
                                                             ============       ============       ===========       ===========
  Net Asset Value Per Share ..........................       $       5.44       $      15.91       $     16.63       $     54.48
                                                             ============       ============       ===========       ===========

--------------------------------------------------------------------------------------------------------------------------------
* Securities on loan with market values of: ..........       $         --       $ 14,033,017       $        --       $        --
--------------------------------------------------------------------------------------------------------------------------------


                                                             iSHARES MSCI       iSHARES MSCI      iSHARES MSCI      iSHARES MSCI
                                                               SINGAPORE         SOUTH KOREA          SPAIN            SWEDEN
                                                              INDEX FUND         INDEX FUND        INDEX FUND        INDEX FUND
                                                             -------------     ---------------   --------------    --------------
ASSETS
  Investments, at cost ...............................        $ 95,612,685       $64,442,845      $22,896,939        $14,356,714
                                                              ------------       -----------      -----------        -----------
  Foreign currency, at cost ..........................        $    173,652       $         1      $    75,638        $     8,924
                                                              ------------       -----------      -----------        -----------
  Investments, at value (including securities on loan*)       $ 90,128,802       $90,460,147      $17,745,250        $10,652,835
  Foreign currency, at value .........................             173,757                 1           74,774              9,099
  Cash ...............................................              34,151             2,318            6,368              9,340
  Cash collateral for securities loaned (Note 5) .....          10,580,494                --        3,282,378          3,401,101
  Dividends receivable ...............................                  --           309,841           20,188                 --
  Interest receivable ................................               2,767                20              920                574
  Receivable for securities sold .....................                  --                --               --             33,952
  Receivable for Fund shares sold ....................                  --         1,046,855               --                 --
  Prepaid expenses ...................................                 219                --               --                 --
                                                              ------------       -----------      -----------        -----------
      Total assets ...................................         100,920,190        91,819,182       21,129,878         14,106,901
                                                              ------------       -----------      -----------        -----------
LIABILITIES
  Payable for securities purchased ...................                  --         1,017,484               --             31,761
  Liability for in-kind subscriptions ................                  --                --               --                 --
  Payable for securities loaned (Note 5) .............          10,580,494                --        3,282,378          3,401,101
  Payable for foreign withholding tax ................                  --             8,060               --                 --
  Advisory fee payable ...............................              17,032            47,598            7,883              4,684
  Administration fee payable .........................              10,687                --               --                 --
  Distribution fee payable ...........................              17,354            16,083            3,335              1,984
  Custody fee payable ................................              24,654            15,635            4,023                752
  Accrued expenses ...................................              35,504             3,307            6,244              6,542
                                                              ------------       -----------      -----------        -----------
      Total liabilities ..............................          10,685,725         1,108,167        3,303,863          3,446,824
                                                              ------------       -----------      -----------        -----------
NET ASSETS
  Capital stock, $0.001 par value ....................              16,600             4,350              900                825
  Paid-in capital ....................................         104,837,440        68,212,592       26,579,522         19,425,785
  Undistributed net investment income/(loss) .........            (471,130)          (23,629)          56,485            (46,887)
  Undistributed net realized gain/(loss) on investments         (8,664,666)       (3,500,824)      (3,657,659)        (5,015,947)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....          (5,483,779)       26,018,526       (5,153,233)        (3,703,699)
                                                              ------------       -----------      -----------        -----------
  Net Assets .........................................        $ 90,234,465       $90,711,015      $17,826,015        $10,660,077
                                                              ============       ===========      ===========        ===========
  Shares of common stock issued and outstanding (Note 4)        16,600,030         4,350,000          900,030            825,030
                                                              ============       ===========      ===========        ===========
  Net Asset Value Per Share ..........................        $       5.44       $     20.85      $     19.81        $     12.92
                                                              ============       ===========      ===========        ===========

-----------------------------------------------------------------------------------------------------------------------------------
* Securities on loan with market values of:                   $  9,888,877       $        --      $ 3,111,146        $ 3,211,370
-----------------------------------------------------------------------------------------------------------------------------------

                                                             iSHARES MSCI       iSHARES MSCI      iSHARES MSCI
                                                              SWITZERLAND          TAIWAN        UNITED KINGDOM
                                                              INDEX FUND         INDEX FUND        INDEX FUND
                                                            --------------    --------------   ----------------
ASSETS
  Investments, at cost ...............................        $36,075,652       $168,440,657      $143,564,429
                                                              -----------       ------------      ------------
  Foreign currency, at cost ..........................        $    39,315       $     23,174      $     73,556
                                                              -----------       ------------      ------------
  Investments, at value (including securities on loan*)       $30,353,810       $159,807,619      $116,901,429
  Foreign currency, at value .........................             38,120             23,068            72,689
  Cash ...............................................             12,761             75,872            66,418
  Cash collateral for securities loaned (Note 5) .....                 --                 --                --
  Dividends receivable ...............................            232,083                 --           488,389
  Interest receivable ................................                206                 46                 8
  Receivable for securities sold .....................          1,153,147                 --                --
  Receivable for Fund shares sold ....................                 --                 --                --
  Prepaid expenses ...................................                 --                 --                --
                                                              -----------       ------------      ------------
      Total assets ...................................         31,790,127        159,906,605       117,528,933
                                                              -----------       ------------      ------------
LIABILITIES
  Payable for securities purchased ...................          1,143,491                 --                --
  Liability for in-kind subscriptions ................                 --                 --                --
  Payable for securities loaned (Note 5) .............                 --                 --                --
  Payable for foreign withholding tax ................                 --                 --                --
  Advisory fee payable ...............................             13,732             89,658            53,621
  Administration fee payable .........................                 --                 --                --
  Distribution fee payable ...........................              5,811             31,482            22,689
  Custody fee payable ................................              1,694             31,935             2,989
  Accrued expenses ...................................              5,912                 --             7,013
                                                              -----------       ------------      ------------
      Total liabilities ..............................          1,170,640            153,075            86,312
                                                              -----------       ------------      ------------
NET ASSETS
  Capital stock, $0.001 par value ....................              2,501             14,900             8,401
  Paid-in capital ....................................         39,671,504        187,170,827       159,050,912
  Undistributed net investment income/(loss) .........           (124,513)          (664,677)          522,839
  Undistributed net realized gain/(loss) on investments        (3,195,693)       (18,134,376)      (15,473,345)
  Net unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....         (5,734,312)        (8,633,144)      (26,666,186)
                                                              -----------       ------------      ------------
  Net Assets                                                  $30,619,487       $159,753,530      $117,442,621
                                                              ===========       ============      ============
  Shares of common stock issued and outstanding (Note 4)        2,501,000         14,900,000         8,401,000
                                                              ===========       ============      ============
  Net Asset Value Per Share ...........................       $     12.24       $      10.72      $      13.98
                                                              ===========       ============      ============

--------------------------------------------------------------------------------------------------------------
* Securities on loan with market values of:                  $        --        $         --      $         --
--------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

                                      94-95

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

STATEMENTS OF OPERATIONS (Unaudited)                              iSHARES, INC.
-------------------------------------------------------------------------------

                                                              iSHARES MSCI      iSHARES MSCI       iSHARES MSCI      iSHARES MSCI
                                                                AUSTRALIA         AUSTRIA            BELGIUM           BRAZIL
                                                               INDEX FUND        INDEX FUND         INDEX FUND        INDEX FUND
                                                              ------------     -------------       -------------     ------------
INVESTMENT INCOME:
  Dividends+ .........................................         $  894,378         $      --         $  10,736         $  328,029
  Interest ...........................................              1,039               393               109                 --
  Securities lending income ..........................              2,760             3,155             1,863                 --
                                                               ----------         ---------         ---------         ----------
    Total investment income ..........................            898,177             3,548            12,708            328,029
                                                               ----------         ---------         ---------         ----------
EXPENSES: (NOTE 2)
  Advisory fees ......................................            100,150             7,220             7,457             39,315
  Administration fees ................................             29,879             5,345             4,722              8,478
  Distribution fees ..................................             72,151            12,763            11,163             26,448
  Custodian fees and expenses ........................             11,214             4,629             1,642             14,318
  Transfer agent fees ................................              4,907             3,491             3,464              2,103
  Directors' fees ....................................              2,774               497               439                783
  Professional fees ..................................             13,903             7,302             7,132              8,067
  Federal and state registration fees ................                431                --                --              2,524
  Insurance ..........................................              1,379               290               238                478
  Printing ...........................................              2,358               422               373                665
  Amex listing fee ...................................                183                33                29                 52
  Interest expense ...................................              1,187                85               115                133
  Miscellaneous expenses .............................              1,911               806               735              1,370
                                                               ----------         ---------         ---------         ----------
    Total expenses ...................................            242,427            42,883            37,509            104,734
                                                               ----------         ---------         ---------         ----------
  Net investment income/(loss) .......................            655,750           (39,335)          (24,801)           223,295
                                                               ----------         ---------         ---------         ----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
     TRANSLATION OF OTHER ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ............            (79,200)          (55,761)         (182,649)          (836,782)
  Net realized gain/(loss) on investments on
    in-kind redemptions ..............................                 --                --                --                 --
  Net realized gain/(loss) on foreign currency
    related transactions .............................            (25,568)              482            (2,669)           (16,132)
                                                               ----------         ---------         ---------         ----------
                                                                 (104,768)          (55,279)         (185,318)          (852,914)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....          1,675,175          (566,820)         (715,842)         5,584,106
                                                               ----------         ---------         ---------         ----------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ................          1,570,407          (622,099)         (901,160)         4,731,192
                                                               ----------         ---------         ---------         ----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................         $2,226,157         $(661,434)        $(925,961)        $4,954,487
                                                               ==========         =========         =========         ==========

-----------------------------------------------------------------------------------------------------------------------------------
+ Net of foreign withholding tax of: .................         $   10,911         $      --         $   1,895         $   42,262
-----------------------------------------------------------------------------------------------------------------------------------

                                                               iSHARES MSCI       iSHARES MSCI     iSHARES MSCI      iSHARES MSCI
                                                                 CANADA               EMU             FRANCE            GERMANY
                                                                INDEX FUND         INDEX FUND       INDEX FUND        INDEX FUND
                                                               ------------       -------------   -------------     -------------
INVESTMENT INCOME:
  Dividends+ .........................................          $ 174,625         $   151,431      $        --        $   137,711
  Interest ...........................................                 --               1,588               --              1,050
  Securities lending income ..........................              2,750                  --            4,246             21,741
                                                                ---------         -----------      -----------        -----------
    Total investment income ..........................            177,375             153,019            4,246            160,502
                                                                ---------         -----------      -----------        -----------
EXPENSES: (NOTE 2)
  Advisory fees ......................................             38,233             154,657           92,038            195,463
  Administration fees ................................             13,064              44,181           28,356             55,230
  Distribution fees ..................................             31,134             106,216           67,031            131,778
  Custodian fees and expenses ........................              4,012              18,033            9,498             14,274
  Transfer agent fees ................................              4,078               2,468            6,266             10,359
  Directors' fees ....................................              1,214               4,103            2,634              5,130
  Professional fees ..................................              9,380              17,774           13,521             20,783
  Federal and state registration fees ................                 --                  --               --                 --
  Insurance ..........................................                499               1,342            1,815              3,760
  Printing ...........................................              1,031               3,488            2,239              4,361
  Amex listing fee ...................................                 80                 271              174                338
  Interest expense ...................................                207                 699              449                874
  Miscellaneous expenses .............................              1,677               3,653            1,204                424
                                                                ---------         -----------      -----------        -----------
    Total expenses ...................................            104,609             356,885          225,225            442,774
                                                                ---------         -----------      -----------        -----------
  Net investment income/(loss) .......................             72,766            (203,866)        (220,979)          (282,272)
                                                                ---------         -----------      -----------        -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
     TRANSLATION OF OTHER ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ............            (96,304)           (310,287)         (23,655)          (319,987)
  Net realized gain/(loss) on investments on
    in-kind redemptions ..............................            472,940                  --               --           (907,285)
  Net realized gain/(loss) on foreign currency
    related transactions .............................             (3,508)            (11,429)         (17,892)            (6,648)
                                                                ---------         -----------      -----------        -----------
                                                                  373,128            (321,716)         (41,547)        (1,233,920)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....           (496,640)         (6,346,672)      (4,548,518)        (6,271,019)
                                                                ---------         -----------      -----------        -----------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ................           (123,512)         (6,668,388)      (4,590,065)        (7,504,939)
                                                                ---------         -----------      -----------        -----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................          $ (50,746)        $(6,872,254)     $(4,811,044)       $(7,787,211)
                                                                =========         ===========      ===========        ===========

-----------------------------------------------------------------------------------------------------------------------------------
+ Net of foreign withholding tax of: .................          $  30,816         $    18,258      $    19,550        $    12,242
-----------------------------------------------------------------------------------------------------------------------------------

                                                           iSHARES MSCI        iSHARES MSCI       iSHARES MSCI
                                                             HONG KONG             ITALY             JAPAN
                                                            INDEX FUND          INDEX FUND         INDEX FUND
                                                          -------------       -------------      -------------
INVESTMENT INCOME:
  Dividends+ .........................................       $   555,302        $     8,659       $  1,608,884
  Interest ...........................................               290                328                958
  Securities lending income ..........................             7,176             38,814            107,321
                                                             -----------        -----------       ------------
    Total investment income ..........................           562,768             47,801          1,717,163
                                                             -----------        -----------       ------------
EXPENSES: (NOTE 2)
  Advisory fees ......................................            96,909             46,463            902,498
  Administration fees ................................            27,994             16,132            266,690
  Distribution fees ..................................            70,995             37,995            599,161
  Custodian fees and expenses ........................             9,128              6,176             44,537
  Transfer agent fees ................................            10,638              4,384             37,957
  Directors' fees ....................................             2,596              1,499             24,810
  Professional fees ..................................            13,350             10,213             78,415
  Federal and state registration fees ................               970                 --              4,985
  Insurance ..........................................             1,658                976             16,463
  Printing ...........................................             2,207              1,274             21,088
  Amex listing fee ...................................               171                 99              1,635
  Interest expense ...................................               442                255              4,229
  Miscellaneous expenses .............................             1,484              2,196             10,714
                                                             -----------        -----------       ------------
    Total expenses ...................................           238,542            127,662          2,013,182
                                                             -----------        -----------       ------------
  Net investment income/(loss) .......................           324,226            (79,861)          (296,019)
                                                             -----------        -----------       ------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY RELATED TRANSACTIONS AND
     TRANSLATION OF OTHER ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES:
  Net realized gain/(loss) on investments ............        (1,028,275)          (524,052)        (2,646,827)
  Net realized gain/(loss) on investments on
    in-kind redemptions ..............................                --                 --         (3,372,597)
  Net realized gain/(loss) on foreign currency
    related transactions .............................               (60)            (2,537)          (151,866)
                                                             -----------        -----------       ------------
                                                              (1,028,335)          (526,589)        (6,171,290)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ....          (606,428)        (3,567,997)       (91,090,088)
                                                             -----------        -----------       ------------
  Net realized and unrealized  gain/(loss) on investments
    and foreign currency related transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ................        (1,634,763)        (4,094,586)       (97,261,378)
                                                             -----------        -----------       ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................       $(1,310,537)       $(4,174,447)      $(97,557,397)
                                                             ===========        ===========       ============

--------------------------------------------------------------------------------------------------------------
+ Net of foreign withholding tax of: .................       $        --        $     1,528       $    283,921
--------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

                                      96-97

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

STATEMENTS OF OPERATIONS (Unaudited) (concluded)                   iSHARES, INC.
--------------------------------------------------------------------------------

                                                              iSHARES MSCI    iSHARES MSCI      iSHARES MSCI       iSHARES MSCI
                                                                MALAYSIA         MEXICO         NETHERLANDS      PACIFIC EX-JAPAN
                                                               INDEX FUND      INDEX FUND       INDEX FUND          INDEX FUND*
                                                              ------------    -------------    -------------     ----------------
INVESTMENT INCOME:
  Dividends+ ...............................................   $   818,596      $   216,386      $    30,548        $   197,847
  Interest .................................................         1,598               --              337                 68
  Securities lending income ................................            --           46,375              828                 --
                                                               -----------      -----------      -----------        -----------
    Total investment income ................................       820,194          262,761           31,713            197,915
                                                               -----------      -----------      -----------        -----------
EXPENSES: (NOTE 2)
  Advisory fees ............................................       118,675           62,138           30,181             10,886
  Administration fees ......................................        37,136           20,157           11,301              7,172
  Distribution fees ........................................        88,802           52,811           26,707                 --
  Custodian fees and expenses ..............................        19,315           21,503            4,345              2,178
  Transfer agent fees ......................................         9,327            5,033            4,031              1,364
  Directors' fees ..........................................         3,456            1,875            1,050                650
  Professional fees ........................................        15,972           11,346            8,908              4,872
  Federal and state registration fees ......................            --               --               --              5,952
  Insurance ................................................         1,779            1,242              855              6,861
  Printing .................................................         2,938            1,594              892                552
  Amex listing fee .........................................           228              124               69                 43
  Interest expense .........................................           589              482              179                111
  Miscellaneous expenses ...................................           159             (861)           1,216              1,151
                                                               -----------      -----------      -----------        -----------
    Total expenses .........................................       298,376          177,444           89,734             41,792
                                                               -----------      -----------      -----------        -----------
  Net investment income/(loss) .............................       521,818           85,317          (58,021)           156,123
                                                               -----------      -----------      -----------        -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY RELATED TRANSACTIONS AND TRANSLATION
    OF OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
    CURRENCIES:
  Net realized gain/(loss) on investments ..................       107,698       (1,294,441)        (734,205)            43,494
  Net realized gain/(loss) on investments on
    in-kind redemptions ....................................            --        1,038,984               --            707,836
  Net realized gain/(loss) on foreign currency
    related transactions ...................................           135             (630)           4,071               (237)
                                                               -----------      -----------      -----------        -----------
                                                                   107,833         (256,087)        (730,134)           751,093
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ..........     3,230,335          212,575       (1,703,598)         1,720,468
                                                               -----------      -----------      -----------        -----------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ......................     3,338,168          (43,512)      (2,433,732)         2,471,561
                                                               -----------      -----------      -----------        -----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................   $ 3,859,986      $    41,805      $(2,491,753)       $ 2,627,684
                                                               ===========      ===========      ===========        ===========

------------------------------------------------------------------------------------------------------------------------------------
+ Net of foreign withholding tax of: .......................   $        --      $    18,033      $     5,391        $     1,161
------------------------------------------------------------------------------------------------------------------------------------

                                                                iSHARES MSCI     iSHARES MSCI      iSHARES MSCI     iSHARES MSCI
                                                                  SINGAPORE       SOUTH KOREA          SPAIN           SWEDEN
                                                                 INDEX FUND       INDEX FUND        INDEX FUND       INDEX FUND
                                                                -------------    --------------    -------------    -------------
INVESTMENT INCOME:
  Dividends+ ...............................................     $   406,177      $    300,558      $   157,074      $        --
  Interest .................................................             232               520              611               78
  Securities lending income ................................          26,443                --            7,163            2,501
                                                                 -----------      ------------      -----------      -----------
    Total investment income ................................         432,852           301,078          164,848            2,579
                                                                 -----------      ------------      -----------      -----------
EXPENSES: (NOTE 2)
  Advisory fees ............................................          78,593           132,793           31,334            8,518
  Administration fees ......................................          56,394            24,489           13,298            5,348
  Distribution fees ........................................          90,597            71,458           28,880           12,854
  Custodian fees and expenses ..............................          20,219            28,260            4,650            2,892
  Transfer agent fees ......................................          19,006             2,258            4,609            3,755
  Directors' fees ..........................................           5,173             2,259            1,234              496
  Professional fees ........................................          22,938            12,215            9,432            7,284
  Federal and state registration fees ......................           1,365             4,644               --               --
  Insurance ................................................           2,025               578              771              337
  Printing .................................................           4,397             1,920            1,049              421
  Amex listing fee .........................................             341               149               81               33
  Interest expense .........................................           1,045               385              292               85
  Miscellaneous expenses ...................................           2,314             1,565            1,406            1,168
                                                                 -----------      ------------      -----------      -----------
    Total expenses .........................................         304,407           282,973           97,036           43,191
                                                                 -----------      ------------      -----------      -----------
  Net investment income/(loss) .............................         128,445            18,105           67,812          (40,612)
                                                                 -----------      ------------      -----------      -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY RELATED TRANSACTIONS AND TRANSLATION
    OF OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
    CURRENCIES:
  Net realized gain/(loss) on investments ..................      (3,265,216)          196,447         (558,239)     $(1,494,698)
  Net realized gain/(loss) on investments on
    in-kind redemptions ....................................              --                --         (732,413)              --
  Net realized gain/(loss) on foreign currency
    related transactions ...................................          (4,573)          (18,731)          (9,710)            (244)
                                                                 -----------      ------------      -----------      -----------
                                                                  (3,269,789)          177,716       (1,300,362)      (1,494,942)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ..........       5,431,928        28,345,766         (591,151)       1,565,641
                                                                 -----------      ------------      -----------      -----------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ......................       2,162,139        28,523,482       (1,891,513)          70,699
                                                                 -----------      ------------      -----------      -----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................     $ 2,290,584      $ 28,541,587      $(1,823,701)     $    30,087
                                                                 ===========      ============      ===========      ===========

-----------------------------------------------------------------------------------------------------------------------------------
+ Net of foreign withholding tax of: .......................     $        --      $     69,044**    $    28,534      $        --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    iSHARES MSCI     iSHARES MSCI     iSHARES MSCI
                                                                    SWITZERLAND        TAIWAN         UNITED KINGDOM
                                                                    INDEX FUND       INDEX FUND         INDEX FUND
                                                                   -------------    -------------     --------------
INVESTMENT INCOME:
  Dividends+ ...............................................        $    10,931      $    (17,207)      $ 2,798,987
  Interest .................................................                174             3,420             8,258
  Securities lending income ................................                359                --                --
                                                                    -----------      ------------       -----------
    Total investment income ................................             11,464           (13,787)        2,807,245
                                                                    -----------      ------------       -----------
EXPENSES: (NOTE 2)
  Advisory fees ............................................             47,918           292,241           224,373
  Administration fees ......................................             16,167            59,755            61,785
  Distribution fees ........................................             38,129           161,337           146,557
  Custodian fees and expenses ..............................              5,841            80,718             7,279
  Transfer agent fees ......................................              4,386             2,068             8,493
  Directors' fees ..........................................              1,502             5,528             5,736
  Professional fees ........................................             10,221            21,635            22,505
  Federal and state registration fees ......................                 --             5,092             2,064
  Insurance ................................................                936             2,534             3,245
  Printing .................................................              1,277             4,698             4,876
  Amex listing fee .........................................                 99               364               378
  Interest expense .........................................                256               942               978
  Miscellaneous expenses ...................................              1,381             1,982             4,162
                                                                    -----------      ------------       -----------
    Total expenses .........................................            128,113           638,894           492,431
                                                                    -----------      ------------       -----------
  Net investment income/(loss) .............................           (116,649)         (652,681)        2,314,814
                                                                    -----------      ------------       -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY RELATED TRANSACTIONS AND TRANSLATION
    OF OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
    CURRENCIES:
  Net realized gain/(loss) on investments ..................           (578,564)       (1,649,287)       (3,147,588)
  Net realized gain/(loss) on investments on
    in-kind redemptions ....................................                 --                --                --
  Net realized gain/(loss) on foreign currency
    related transactions ...................................             (1,009)            1,888            28,662
                                                                    -----------      ------------       -----------
                                                                       (579,573)       (1,647,399)       (3,118,926)
  Net change in unrealized appreciation/(depreciation) on
    investments and translation of other assets and
    liabilities denominated in foreign currencies ..........         (1,056,123)       28,157,172        (6,423,346)
                                                                    -----------      ------------       -----------
  Net realized and unrealized gain/(loss) on investments
    and foreign currency related transactions and
    translation of other assets and liabilities
    denominated in foreign currencies ......................         (1,635,696)       26,509,773        (9,542,272)
                                                                    -----------      ------------       -----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................        $(1,752,345)     $ 25,857,092       $(7,227,458)
                                                                    ===========      ============       ===========

--------------------------------------------------------------------------------------------------------------------
+ Net of foreign withholding tax of: .......................        $        --      $     48,755**     $   129,039
--------------------------------------------------------------------------------------------------------------------

 * For the period October 26, 2001 (commencement of operations) through February 28, 2002.
** Includes foreign taxes paid on stock dividends of $8,060 and $43,193 for the iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, respectively. See Note 1.

                 See accompanying notes to financial statements.

                                      98-99

STATEMENTS OF CHANGES IN NET ASSETS                                iSHARES, INC.
--------------------------------------------------------------------------------

                                                     iSHARES MSCI                  iSHARES MSCI                iSHARES MSCI
                                                       AUSTRALIA                      AUSTRIA                     BELGIUM
                                                      INDEX FUND                    INDEX FUND                  INDEX FUND
                                              --------------------------    -------------------------    -----------------------
                                                For the                       For the                      For the
                                              six months       For the      six months      For the      six months      For the
                                                 ended          year           ended         year           ended         year
                                               02/28/02         ended        02/28/02        ended        02/28/02        ended
                                              (Unaudited)     08/31/01      (Unaudited)    08/31/01      (Unaudited)     08/31/01
                                              -----------   ------------    -----------   -----------    ----------    -----------
   OPERATIONS:
     Net investment income/(loss) .........   $   655,750   $  1,387,393    $   (39,335)  $   185,591    $  (24,801)   $   171,751
     Net realized gain/(loss) on
       investments and foreign currency
       related transactions ...............      (104,768)    (4,317,217)       (55,279)   (1,417,564)     (185,318)    (1,848,423)
     Net change in unrealized
       appreciation/(depreciation) on
       investments and translation of
       other assets and liabilities
       denominated in foreign currencies ..     1,675,175        188,166       (566,820)    2,129,043      (715,842)       527,758
                                              -----------   ------------    -----------   -----------    ----------    -----------
     Net increase/(decrease) in net
       assets resulting from operations ...     2,226,157     (2,741,658)      (661,434)      897,070      (925,961)    (1,148,914)
                                              -----------   ------------    -----------   -----------    ----------    -----------
     Undistributed net investment income
       included in the price of Capital
       Shares issued or redeemed ..........         6,013         89,256             --            --            --         (1,658)
                                              -----------   ------------    -----------   -----------    ----------    -----------
DISTRIBUTIONS:
  Net investment income ...................      (256,001)    (1,236,366)            --      (185,591)      (58,802)      (171,751)
  In excess of net investment income ......            --             --             --        (4,555)           --        (54,817)
  Net realized gains ......................            --             --             --            --            --             --
  In excess of net realized gains .........            --             --             --            --            --             --
  Return of capital .......................            --       (140,041)            --          (258)           --             --
                                              -----------   ------------    -----------   -----------    ----------    -----------
  Net decrease in net assets from
    distributions .........................      (256,001)    (1,376,407)            --      (190,404)      (58,802)      (226,568)
                                              -----------   ------------    -----------   -----------    ----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ........     1,795,574     13,148,099             --            --            --             --
  Cost of shares redeemed .................            --    (13,382,010)            --            --            --     (1,934,876)
                                              -----------   ------------    -----------   -----------    ----------    -----------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ..........................     1,795,574       (233,911)           --            --             --     (1,934,876)
                                              -----------   ------------    -----------   -----------    ----------    -----------
  Total increase/(decrease) in net assets .     3,771,743     (4,262,720)      (661,434)      706,666      (984,763)    (3,312,016)

NET ASSETS:
  Beginning of period .....................    57,311,770     61,574,490     11,447,327    10,740,661     9,917,681     13,229,697
                                              -----------   ------------    -----------   -----------    ----------    -----------
  End of period ...........................   $61,083,513   $ 57,311,770    $10,785,893   $11,447,327    $8,932,918    $ 9,917,681
                                              ===========   ============    ===========   ===========    ==========    ===========
  Undistributed net investment income
     (loss) included in net assets at
     end of period ........................   $   350,649   $    (49,100)   $   (41,258)  $    (1,923)   $ (182,880)   $   (99,277)
                                              ===========   ============    ===========   ===========    ==========    ===========
Capital Share Transactions:
  Shares sold .............................       200,000      1,400,000             --            --            --             --
  Shares redeemed .........................            --     (1,400,000)            --            --            --       (160,000)
                                              -----------   ------------    -----------   -----------    ----------    -----------
  Net increase/(decrease) in shares .......       200,000             --             --            --            --       (160,000)
                                              ===========   ============    ===========   ===========    ==========    ===========



                                                   iSHARES MSCI                  iSHARES MSCI                  iSHARES MSCI
                                                      BRAZIL                        CANADA                          EMU
                                                    INDEX FUND                    INDEX FUND                    INDEX FUND
                                            ---------------------------   --------------------------    ---------------------------
                                              For the                       For the                       For the
                                            six months        For the     six months       For the       six months      For the
                                               ended           year          ended          year           ended           year
                                              02/28/02         ended        02/28/02        ended         02/28/02        ended
                                            (Unaudited)      08/31/01     (Unaudited)      08/31/01     (Unaudited)      08/31/01
                                            -----------     -----------   -----------    -----------    -----------    ------------
   OPERATIONS:
     Net investment income/(loss) ......... $   223,295     $   729,605   $    72,766    $    91,912    $  (203,866)   $    644,893
     Net realized gain/(loss) on
       investments and foreign currency
       related transactions ...............    (852,914)     (1,935,015)      373,128       (795,189)      (321,716)     (5,658,041)
     Net change in unrealized
       appreciation/(depreciation) on
       investments and translation of
       other assets and liabilities
       denominated in foreign currencies ..   5,584,106      (6,758,566)     (496,640)    (8,092,003)    (6,346,672)    (12,446,864)
                                            -----------     -----------   -----------    -----------    -----------    ------------
     Net increase/(decrease) in net
       assets resulting from operations ...   4,954,487      (7,963,976)      (50,746)    (8,795,280)    (6,872,254)    (17,460,012)
                                            -----------     -----------   -----------    -----------    -----------    ------------
     Undistributed net investment income
       included in the price of Capital
       Shares issued or redeemed ..........     298,959         124,481          (670)        92,157          6,013         429,359
                                            -----------     -----------   -----------    -----------    -----------    ------------
DISTRIBUTIONS:
  Net investment income ...................          --        (694,519)      (24,000)       (49,958)            --        (644,893)
  In excess of net investment income ......          --              --            --             --             --         (19,828)
  Net realized gains ......................          --              --            --             --             --              --
  In excess of net realized gains .........          --              --            --       (437,259)            --              --
  Return of capital .......................          --        (107,731)           --        (94,894)            --        (409,529)
                                            -----------     -----------   -----------    -----------    -----------    ------------
  Net decrease in net assets from
    distributions .........................          --        (802,250)      (24,000)      (582,111)            --      (1,074,250)
                                            -----------     -----------   -----------    -----------    -----------    ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ........  61,732,461       4,362,129            --     16,145,798      5,364,894      67,073,221
  Cost of shares redeemed .................          --              --    (3,207,309)            --             --              --
                                            -----------     -----------   -----------    -----------    -----------    ------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ..........................  61,732,461       4,362,129    (3,207,309)    16,145,798      5,364,894      67,073,221
                                            -----------     -----------   -----------    -----------    -----------    ------------
  Total increase/(decrease) in net assets .  66,985,907      (4,279,616)   (3,282,725)     6,860,564     (1,501,347)     48,968,318

NET ASSETS:
  Beginning of period .....................  14,003,562      18,283,178    28,888,759     22,028,195     90,779,468      41,811,150
                                            -----------     -----------   -----------    -----------    -----------    ------------
  End of period ........................... $80,989,469     $14,003,562   $25,606,034    $28,888,759    $89,278,121    $ 90,779,468
                                            ===========     ===========   ===========    ===========    ===========    ============
  Undistributed net investment income
     (loss) included in net assets at
     end of period ........................ $    32,436     $ (190,859)   $    48,766    $        --    $  (221,809)   $    (17,943)
                                            ===========     ===========   ===========    ===========    ===========    ============
Capital Share Transactions:
  Shares sold .............................   4,900,000         300,000            --      1,400,000        100,000       1,050,000
  Shares redeemed .........................          --              --      (300,000)            --             --              --
                                            -----------     -----------   -----------    -----------    -----------    ------------
  Net increase/(decrease) in shares .......   4,900,000         300,000      (300,000)     1,400,000        100,000       1,050,000
                                            ===========     ===========   ===========    ===========    ===========    ============


                                                        iSHARES MSCI
                                                           FRANCE
                                                          INDEX FUND
                                                -----------------------------
                                                  For the
                                                 six months         For the
                                                   ended             year
                                                 02/28/02            ended
                                                (Unaudited)         08/31/01
                                                -----------       ------------
   OPERATIONS:
     Net investment income/(loss) .........     $  (220,979)     $    217,520
     Net realized gain/(loss) on
       investments and foreign currency
       related transactions ...............         (41,547)         (837,382)
     Net change in unrealized
       appreciation/(depreciation) on
       investments and translation of
       other assets and liabilities
       denominated in foreign currencies ..      (4,548,518)      (22,986,821)
                                                -----------      ------------
     Net increase/(decrease) in net
       assets resulting from operations ...      (4,811,044)      (23,606,683)
                                                -----------      ------------
     Undistributed net investment income
       included in the price of Capital
       Shares issued or redeemed ..........             (81)          (45,191)
                                                -----------      ------------
DISTRIBUTIONS:
  Net investment income ...................              --          (142,265)
  In excess of net investment income ......              --                --
  Net realized gains ......................              --                --
  In excess of net realized gains .........              --               (19)
  Return of capital .......................              --           (27,369)
                                                -----------      ------------
  Net decrease in net assets from
    distributions .........................              --          (169,653)
                                                -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ........       3,457,611         4,945,074
  Cost of shares redeemed .................              --       (17,637,726)
                                                -----------      ------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ..........................       3,457,611       (12,692,652)
                                                -----------      ------------
  Total increase/(decrease) in net assets .      (1,353,514)      (36,514,179)

NET ASSETS:
  Beginning of period .....................      58,601,926        95,116,105
                                                -----------      ------------
  End of period ...........................     $57,248,412      $ 58,601,926
                                                ===========      ============
  Undistributed net investment income
     (loss) included in net assets at
     end of period ........................     $  (233,555)     $    (12,576)
                                                ===========      ============
Capital Share Transactions:
  Shares sold .............................         200,000           200,000
  Shares redeemed .........................              --          (800,000)
                                                -----------      ------------
  Net increase/(decrease) in shares .......         200,000          (600,000)
                                                ===========      ============


                See accompanying notes to financial statements.

                                    100-101

STATEMENTS OF CHANGES IN NET ASSETS (continued)                    iSHARES, INC.
--------------------------------------------------------------------------------


                                               iSHARES MSCI                  iSHARES MSCI                     iSHARES MSCI
                                                  GERMANY                      HONG KONG                         ITALY
                                                INDEX FUND                     INDEX FUND                      INDEX FUND
                                       -----------------------------  -----------------------------    ---------------------------
                                          For the                       For the                         For the
                                        six months         For the     six months        For the       six months       For the
                                           ended            year         ended            year           ended           year
                                         02/28/02           ended       02/28/02          ended         02/28/02         ended
                                        (Unaudited)       08/31/01     (Unaudited)       08/31/01      (Unaudited)      08/31/01
                                       ------------     ------------  ------------     ------------    -----------    ------------
OPERATIONS:
  Net investment income/(loss) ......  $   (282,272)    $  1,454,348  $    324,226     $  1,379,407    $   (79,861)   $    508,408
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ............    (1,233,920)     (13,695,531)   (1,028,335)      (3,303,349)      (526,589)     (2,023,718)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies    (6,271,019)     (29,186,710)     (606,428)     (22,064,345)    (3,567,997)     (6,548,102)
                                       ------------     ------------  ------------     ------------    -----------    ------------
  Net increase/(decrease) in net
    assets resulting from operations     (7,787,211)     (41,427,893)   (1,310,537)     (23,988,287)    (4,174,447)     (8,063,412)
                                       ------------     ------------  ------------     ------------    -----------    ------------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed .......         6,949         (156,509)       84,080           13,700             --          (1,915)
                                       ------------     ------------  ------------     ------------    -----------    ------------
DISTRIBUTIONS:
  Net investment income .............            --       (1,454,348)     (387,060)      (1,363,022)            --        (475,208)
  In excess of net investment income             --           (6,871)           --               --             --              --
  Net realized gains ................            --               --            --               --             --              --
  In excess of net realized gains ...            --               --            --               --             --        (136,605)
  Return of capital .................            --          (13,170)           --          (34,163)            --            (496)
                                       ------------     ------------  ------------     ------------    -----------    ------------
  Net decrease in net assets from
    distributions ...................            --       (1,474,389)     (387,060)      (1,397,185)            --        (612,309)
                                       ------------     ------------  ------------     ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..     8,624,868       23,229,591    13,718,314        2,395,228             --       6,479,761
  Cost of shares redeemed ...........    (8,675,452)     (15,132,997)           --       (3,556,433)            --     (13,128,653)
                                       ------------     ------------  ------------     ------------    -----------    ------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ....................       (50,584)       8,096,594    13,718,314       (1,161,205)            --      (6,648,892)
                                       ------------     ------------  ------------     ------------    -----------    ------------
  Total increase/(decrease) in net
    assets ..........................    (7,830,846)     (34,962,197)   12,104,797      (26,532,977)    (4,174,447)    (15,326,528)
NET ASSETS:
  Beginning of period ...............   118,525,202      153,487,399    52,946,092       79,479,069     34,681,889      50,008,417
                                       ------------     ------------  ------------     ------------    -----------    ------------
  End of period .....................  $110,694,356     $118,525,202  $ 65,050,889     $ 52,946,092    $30,507,442    $ 34,681,889
                                       ============     ============  ============     ============    ===========    ============
  Undistributed net investment income
    (loss) included in net assets at
    end of period ...................  $   (319,038)    $    (36,766) $    (62,932)    $        (98)   $   (88,792)   $     (8,931)
                                       ============     ============  ============     ============    ===========    ============
Capital Share Transactions:
  Shares sold .......................       600,000        1,200,000     1,575,000          225,000             --         300,000
  Shares redeemed ...................      (600,000)        (900,000)           --         (300,000)            --        (600,000)
                                       ------------     ------------  ------------     ------------    -----------    ------------
  Net increase/(decrease) in shares .            --          300,000     1,575,000          (75,000)            --        (300,000)
                                       ============     ============  ============     ============    ===========    ============



                                                        iSHARES MSCI                       iSHARES MSCI
                                                           JAPAN                             MALAYSIA
                                                         INDEX FUND                         INDEX FUND
                                               ------------------------------      -----------------------------
                                                  For the                           For the
                                                 six months       For the          six months         For the
                                                   ended           year              ended             year
                                                  02/28/02         ended            02/28/02           ended
                                                (Unaudited)       08/31/01         (Unaudited)        08/31/01
                                               -------------    -------------      -----------      ------------
OPERATIONS:
  Net investment income/(loss) ......          $    (296,019)   $    (709,605)     $   521,818      $  1,010,369
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ............             (6,171,290)     (57,092,192)         107,833       (13,093,046)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies            (91,090,088)    (218,815,571)       3,230,335        (3,810,341)
                                               -------------    -------------      -----------      ------------
  Net increase/(decrease) in net
    assets resulting from operations             (97,557,397)    (276,617,368)       3,859,986       (15,893,018)
                                               -------------    -------------      -----------      ------------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed .......               (112,449)         191,307          (49,579)         (142,105)
                                               -------------    -------------      -----------      ------------
DISTRIBUTIONS:
  Net investment income .............                     --               --         (411,751)       (1,010,369)
  In excess of net investment income                      --               --               --            (4,201)
  Net realized gains ................                     --               --               --                --
  In excess of net realized gains ...                     --               --               --                --
  Return of capital .................                     --               --               --            (3,031)
                                               -------------    -------------      -----------      ------------
  Net decrease in net assets from
    distributions ...................                     --               --         (411,751)       (1,017,601)
                                               -------------    -------------      -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..             30,884,598      131,888,867               --        13,044,226
  Cost of shares redeemed ...........            (39,535,378)    (115,354,281)      (9,632,374)      (14,319,891)
                                               -------------    -------------      -----------      ------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ....................             (8,650,780)      16,534,586       (9,632,374)       (1,275,665)
                                               -------------    -------------      -----------      ------------
  Total increase/(decrease) in net
    assets ..........................           (106,320,626)    (259,891,475)      (6,233,718)      (18,328,389)
NET ASSETS:
  Beginning of period ...............            527,898,733      787,790,208       80,877,466        99,205,855
                                               -------------    -------------      -----------      ------------
  End of period .....................          $ 421,578,107    $ 527,898,733      $74,643,748      $ 80,877,466
                                               =============    =============      ===========      ============
  Undistributed net investment income
    (loss) included in net assets at
    end of period ...................          $  (1,139,104)   $    (843,085)     $   107,400      $     (2,667)
                                               =============    =============      ===========      ============
Capital Share Transactions:
  Shares sold .......................              3,600,000       12,000,000               --         2,550,000
  Shares redeemed ...................             (5,400,000)     (10,800,000)      (2,100,000)       (3,375,000)
                                               -------------    -------------      -----------      ------------
  Net increase/(decrease) in shares .             (1,800,000)       1,200,000       (2,100,000)         (825,000)
                                               =============    =============      ===========      ============


                                                                                                                     iSHARES MSCI
                                                     iSHARES MSCI                      iSHARES MSCI                   PACIFIC
                                                        MEXICO                          NETHERLANDS                   EX-JAPAN
                                                      INDEX FUND                        INDEX FUND                   INDEX FUND
                                            -----------------------------      -----------------------------        -------------
                                              For the                            For the                              For the
                                             six months        For the          six months         For the            period
                                               ended            year              ended             year             10/26/01*-
                                              02/28/02          ended            02/28/02           ended             02/28/02
                                            (Unaudited)        08/31/01        (Unaudited)         08/31/01          (Unaudited)
                                            ------------     ------------      -----------       -----------         -----------
OPERATIONS:
  Net investment income/(loss) ......       $     85,317     $    435,614      $   (58,021)      $   434,116         $   156,123
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ............           (256,087)       3,261,577         (730,134)       (2,441,931)            751,093
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies            212,575       (6,058,723)      (1,703,598)       (4,686,056)          1,720,468
                                            ------------     ------------      -----------       -----------         -----------
  Net increase/(decrease) in net
    assets resulting from operations              41,805       (2,361,532)      (2,491,753)       (6,693,871)          2,627,684
                                            ------------     ------------      -----------       -----------         -----------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed .......            185,222           85,413               --          (115,695)             57,825
                                            ------------     ------------      -----------       -----------         -----------
DISTRIBUTIONS:
  Net investment income .............           (161,002)        (430,999)         (52,040)         (369,484)           (135,000)
  In excess of net investment income                  --               --               --                --                  --
  Net realized gains ................                 --          (84,506)              --                --                  --
  In excess of net realized gains ...                 --               --               --                --                  --
  Return of capital .................                 --               --               --                --                  --
                                            ------------     ------------      -----------       -----------         -----------
  Net decrease in net assets from
    distributions ...................           (161,002)        (515,505)         (52,040)         (369,484)           (135,000)
                                            ------------     ------------      -----------       -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..         75,103,102       24,022,185               --         8,897,360          41,178,548
  Cost of shares redeemed ...........         (9,869,588)     (15,301,836)              --        (8,147,509)         (5,591,854)
                                            ------------     ------------      -----------       -----------         ---- -------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ....................         65,233,514        8,720,349               --           749,851          35,586,694
                                            ------------     ------------      -----------       -----------         -----------
  Total increase/(decrease) in net
    assets ..........................         65,299,539        5,928,725       (2,543,793)       (6,429,199)         38,137,203
NET ASSETS:
  Beginning of period ...............         46,055,507       40,126,782       24,184,077        30,613,276                  --
                                            ------------     ------------      -----------       -----------         -----------
  End of period .....................       $111,355,046     $ 46,055,507      $21,640,284       $24,184,077         $38,137,203
                                            ============     ============      ===========       ===========         ===========
  Undistributed net investment income
    (loss) included in net assets at
    end of period ...................       $     18,010     $     93,695      $   (77,468)      $    32,593         $    21,123
                                            ============     ============      ===========       ===========         ===========
Capital Share Transactions:
  Shares sold .......................          4,700,000        1,600,000               --           400,000             800,000
  Shares redeemed ...................           (700,000)      (1,000,000)              --          (400,000)           (100,000)
                                            ------------     ------------      -----------       -----------         -----------
  Net increase/(decrease) in shares .          4,000,000          600,000               --                --             700,000
                                            ============     ============      ===========       ===========         ===========


* Commencement of operations.


                See accompanying notes to financial statements.

                                    102-103

STATEMENTS OF CHANGES IN NET ASSETS (concluded)                    iSHARES, INC.
--------------------------------------------------------------------------------

                                                            iSHARES MSCI                                   iSHARES MSCI
                                                              SINGAPORE                                     SOUTH KOREA
                                                             INDEX FUND                                     INDEX FUND
                                               --------------------------------------         ------------------------------------
                                                  For the                                       For the
                                                 six months               For the              six months              For the
                                                   ended                   year                  ended                  year
                                                  02/28/02                 ended                02/28/02                ended
                                                 (Unaudited)              08/31/01            (Unaudited)              08/31/01
                                               ---------------        ---------------         -------------          -------------
OPERATIONS:
  Net investment income/(loss) ..........        $    128,445           $    756,108           $     18,105           $    123,192
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ................          (3,269,789)            (1,508,642)               177,716             (2,900,366)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies ...           5,431,928            (20,518,141)            28,345,766             (1,648,141)
                                                 ------------           ------------           ------------           ------------
  Net increase/(decrease) in net
    assets resulting from operations ....           2,290,584            (21,270,675)            28,541,587             (4,425,315)
                                                 ------------           ------------           ------------           ------------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed ...........              55,036                255,605                  4,041                196,369
                                                 ------------           ------------           ------------           ------------
DISTRIBUTIONS:
  Net investment income .................            (596,000)              (748,996)                    --                (99,405)
  In excess of net investment income ....                  --                     --                     --                     --
  Net realized gains ....................                  --                     --                     --                     --
  In excess of net realized gains .......                  --               (632,262)                    --                     --
  Return of capital .....................                  --               (255,146)                    --               (196,995)
                                                 ------------           ------------           ------------           ------------
  Net decrease in net assets from
    distributions .......................            (596,000)            (1,636,404)                    --               (296,400)
                                                 ------------           ------------           ------------           ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ......          14,781,212             19,756,633             24,398,034             28,671,126
  Cost of shares redeemed ...............                  --            (12,120,688)                    --                     --
                                                 ------------           ------------           ------------           ------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ........................          14,781,212              7,635,945             24,398,034             28,671,126
                                                 ------------           ------------           ------------           ------------
  Total increase/(decrease) in net assets          16,530,832            (15,015,529)            52,943,662             24,145,780
NET ASSETS:
  Beginning of period ...................          73,703,633             88,719,162             37,767,353             13,621,573
                                                 ------------           ------------           ------------           ------------
  End of period .........................        $ 90,234,465           $ 73,703,633           $ 90,711,015           $ 37,767,353
                                                 ============           ============           ============           ============
  Undistributed net investment income
    (loss) included in net assets at end
    of period ...........................        $   (471,130)          $     (3,575)          $    (23,629)          $    (41,734)
                                                 ============           ============           ============           ============
Capital Share Transactions:
  Shares sold ...........................           2,800,000              3,900,000              1,500,000              2,100,000
  Shares redeemed .......................                  --             (1,800,000)                    --                     --
                                                 ------------           ------------           ------------           ------------
  Net increase/(decrease) in shares .....           2,800,000              2,100,000              1,500,000              2,100,000
                                                 ============           ============           ============           ============


                                                               iSHARES MSCI                                iSHARES MSCI
                                                                   SPAIN                                      SWEDEN
                                                                INDEX FUND                                  INDEX FUND
                                                 ------------------------------------          ------------------------------------
                                                   For the                                        For the
                                                  six months               For the              six months               For the
                                                    ended                   year                  ended                  year
                                                   02/28/02                  ended               02/28/02                 ended
                                                 (Unaudited)              08/31/01              (Unaudited)             08/31/01
                                                 -------------          -------------          --------------         -------------
OPERATIONS:
  Net investment income/(loss) ..........         $     67,812           $    280,132           $    (40,612)          $     65,472
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ................           (1,300,362)            (1,340,642)            (1,494,942)            (4,234,433)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies ...             (591,151)            (2,121,855)             1,565,641             (6,548,770)
                                                  ------------           ------------           ------------           ------------
  Net increase/(decrease) in net
    assets resulting from operations ....           (1,823,701)            (3,182,365)                30,087            (10,717,731)
                                                  ------------           ------------           ------------           ------------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed ...........              (44,594)               (77,460)                    --                     --
                                                  ------------           ------------           ------------           ------------
DISTRIBUTIONS:
  Net investment income .................                   --               (206,976)                    --                (38,632)
  In excess of net investment income ....                   --                     --                     --                     --
  Net realized gains ....................                   --                     --                     --                     --
  In excess of net realized gains .......                   --                     --                     --                     --
  Return of capital .....................                   --                   (854)                    --                   (969)
                                                  ------------           ------------           ------------           ------------
  Net decrease in net assets from
    distributions .......................                   --               (207,830)                    --                (39,601)
                                                  ------------           ------------           ------------           ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ......                   --              1,833,599                     --              6,947,144
  Cost of shares redeemed ...............           (7,503,243)           (11,081,252)                    --             (9,334,138)
                                                  ------------           ------------           ------------           ------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ........................           (7,503,243)            (9,247,653)                    --             (2,386,994)
                                                  ------------           ------------           ------------           ------------
  Total increase/(decrease) in net assets           (9,371,538)           (12,715,308)                30,087            (13,144,326)
NET ASSETS:
  Beginning of period ...................           27,197,553             39,912,861             10,629,990             23,774,316
                                                  ------------           ------------           ------------           ------------
  End of period .........................         $ 17,826,015           $ 27,197,553           $ 10,660,077           $ 10,629,990
                                                  ============           ============           ============           ============
  Undistributed net investment income
    (loss) included in net assets at end
    of period ...........................         $     56,485           $    (11,327)          $    (46,887)          $     (6,275)
                                                  ============           ============           ============           ============
Capital Share Transactions:
  Shares sold ...........................                   --                 75,000                     --                375,000
  Shares redeemed .......................             (375,000)              (450,000)                    --               (525,000)
                                                  ------------           ------------           ------------           ------------
  Net increase/(decrease) in shares .....             (375,000)              (375,000)                    --               (150,000)
                                                  ============           ============           ============           ============


                                                           iSHARES MSCI                                  iSHARES MSCI
                                                            SWITZERLAND                                     TAIWAN
                                                            INDEX FUND                                    INDEX FUND
                                               ------------------------------------         ---------------------------------------
                                                  For the                                       For the
                                                 six months             For the              six months                For the
                                                   ended                 year                   ended                   year
                                                  02/28/02               ended                02/28/02                  ended
                                                (Unaudited)             08/31/01              (Unaudited)              08/31/01
                                               -------------         --------------         ---------------         ---------------
OPERATIONS:
  Net investment income/(loss) ..........      $   (116,649)          $    118,440           $    (652,681)          $    (220,980)
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ................          (579,573)            (2,352,982)             (1,647,399)            (15,112,187)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies ...        (1,056,123)            (3,937,865)             28,157,172             (33,745,530)
                                               ------------           ------------           -------------           -------------
  Net increase/(decrease) in net
    assets resulting from operations ....        (1,752,345)            (6,172,407)             25,857,092             (49,078,697)
                                               ------------           ------------           -------------           -------------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed ...........                --                 (9,105)                  4,467                 223,684
                                               ------------           ------------           -------------           -------------
DISTRIBUTIONS:
  Net investment income .................           (12,505)              (118,440)                     --                      --
  In excess of net investment income ....                --                (21,900)                     --                      --
  Net realized gains ....................                --                     --                      --                      --
  In excess of net realized gains .......                --                (94,754)                     --                      --
  Return of capital .....................                --                     --                      --                      --
                                               ------------           ------------           -------------           -------------
  Net decrease in net assets from
    distributions .......................           (12,505)              (235,094)                     --                      --
                                               ------------           ------------           -------------           -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ......                --              3,599,542              23,105,743             116,973,966
  Cost of shares redeemed ...............                --             (9,483,717)                     --                      --
                                               ------------           ------------           -------------           -------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ........................                --             (5,884,175)             23,105,743             116,973,966
                                               ------------           ------------           -------------           -------------
  Total increase/(decrease) in net assets        (1,764,850)           (12,300,781)             48,967,302              68,118,953
NET ASSETS:
  Beginning of period ...................        32,384,337             44,685,118             110,786,228              42,667,275
                                               ------------           ------------           -------------           -------------
  End of period .........................      $ 30,619,487           $ 32,384,337           $ 159,753,530           $ 110,786,228
                                               ============           ============           =============           =============
  Undistributed net investment income
    (loss) included in net assets at end
    of period ...........................      $   (124,513)          $      4,641           $    (664,677)          $     (11,996)
                                               ============           ============           =============           =============
Capital Share Transactions:
  Shares sold ...........................                --                250,000               2,600,000               9,700,000
  Shares redeemed .......................                --               (625,000)                     --                      --
                                               ------------           ------------           -------------           -------------
  Net increase/(decrease) in shares .....                --               (375,000)              2,600,000               9,700,000
                                               ============           ============           =============           =============



                                                                     iSHARES MSCI
                                                                    UNITED KINGDOM
                                                                      INDEX FUND
                                                        ---------------------------------------
                                                            For the
                                                          six months                 For the
                                                            ended                    year
                                                           02/28/02                   ended
                                                          (Unaudited)               08/31/01
                                                        ---------------           -------------
OPERATIONS:
  Net investment income/(loss) ..........                $   2,314,814           $   2,203,182
  Net realized gain/(loss) on
    investments and foreign currency
    related transactions ................                   (3,118,926)            (13,297,209)
  Net change in unrealized
    appreciation/(depreciation) on
    investments and translation of
    other assets and liabilities
    denominated in foreign currencies ...                   (6,423,346)            (12,060,808)
                                                         -------------           -------------
  Net increase/(decrease) in net
    assets resulting from operations ....                   (7,227,458)            (23,154,835)
                                                         -------------           -------------
  Undistributed net investment income
    included in the price of Capital
    Shares issued or redeemed ...........                       19,118                (220,113)
                                                         -------------           -------------
DISTRIBUTIONS:
  Net investment income .................                   (1,848,220)             (1,945,352)
  In excess of net investment income ....                           --                      --
  Net realized gains ....................                           --                      --
  In excess of net realized gains .......                           --                (229,522)
  Return of capital .....................                           --                      --
                                                         -------------           -------------
  Net decrease in net assets from
    distributions .......................                   (1,848,220)             (2,174,874)
                                                         -------------           -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares ......                    8,616,447              37,621,726
  Cost of shares redeemed ...............                           --             (40,991,871)
                                                         -------------           -------------
  Net increase/(decrease) in net
    assets derived from capital share
    transactions ........................                    8,616,447              (3,370,145)
                                                         -------------           -------------
  Total increase/(decrease) in net assets                     (440,113)            (28,919,967)
NET ASSETS:
  Beginning of period ...................                  117,882,734             146,802,701
                                                         -------------           -------------
  End of period .........................                $ 117,442,621           $ 117,882,734
                                                         =============           =============
  Undistributed net investment income
    (loss) included in net assets at end
    of period ...........................                $     522,839           $      56,245
                                                         =============           =============
Capital Share Transactions:
  Shares sold ...........................                      600,000               2,200,000
  Shares redeemed .......................                           --              (2,400,000)
                                                         -------------           -------------
  Net increase/(decrease) in shares .....                      600,000                (200,000)
                                                         =============           =============

                See accompanying notes to financial statements.

                                    104-105

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS                                              iSHARES, INC.
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                       iSHARES MSCI
                                                                                         AUSTRALIA
                                                                                        INDEX FUND
                                                 ----------------------------------------------------------------------------------
                                                   For the
                                                 six months      For the       For the         For the      For the       For the
                                                    ended         year          year            year         year          year
                                                  02/28/02        ended         ended           ended        ended         ended
                                                 (Unaudited)     08/31/01      08/31/00        08/31/99     08/31/98      08/31/97
                                                 -----------     --------      --------        --------     --------      --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ........    $  9.24        $  9.93       $  9.99         $  7.75      $ 10.35       $ 10.15
                                                   -------        -------       -------         -------      -------       -------
  Net investment income/(loss) (+) ............       0.10           0.24          0.23            0.20         0.23          0.17
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other
    assets and liabilities denominated in
    foreign currencies ........................       0.24          (0.71)        (0.04)           2.29        (2.60)         0.47
                                                   -------        -------       -------         -------      -------       -------
      Net increase/(decrease) in net assets
        resulting from operations .............       0.34          (0.47)         0.19            2.49        (2.37)         0.64
                                                   -------        -------       -------         -------      -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income ........      (0.04)         (0.20)        (0.22)          (0.19)       (0.23)        (0.16)
  Dividends in excess of net investment
    income ....................................         --             --         (0.01)          (0.00)*      (0.00)*       (0.04)
  Distributions from net realized gains .......         --             --            --              --           --         (0.04)
  Distributions in excess of net realized gains         --             --            --              --           --            --
  Return of capital ...........................         --          (0.02)        (0.02)          (0.06)          --         (0.20)
                                                   -------        -------       -------         -------      -------       -------
      Total dividends and distributions .......      (0.04)         (0.22)        (0.25)          (0.25)       (0.23)        (0.44)
                                                   -------        -------       -------         -------      -------       -------
  Net asset value, end of period ..............    $  9.54        $  9.24       $  9.93        $   9.99      $  7.75       $ 10.35
                                                   =======        =======       =======        ========      =======       =======
TOTAL INVESTMENT RETURN (1) ...................       3.69%(3)      (4.77)%        1.84%          32.09%      (23.11)%        6.23%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ........    $61,084        $57,312       $61,574         $53,957      $34,099       $41,406
  Ratios of expenses to average net assets (4)        0.84%(2)       0.84%         0.95%           1.00%        1.05%         1.33%
  Ratios of net investment income/(loss) to
    average net assets (4) ....................       2.27%(2)       2.54%         2.22%           2.03%        2.38%         1.57%
  Portfolio turnover rate (5) .................       2.29%         23.23%        36.20%          13.83%        1.49%         5.30%

*   Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ........         --             --            --              --           --          1.33%
       Ratios of net investment income/(loss)
         to average net assets
         before waivers/reimbursements ........         --             --            --              --           --          1.57%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                       iSHARES MSCI
                                                                                          AUSTRIA
                                                                                        INDEX FUND
                                                   --------------------------------------------------------------------------------
                                                    For the
                                                   six months       For the       For the       For the      For the      For the
                                                     ended           year          year          year         year         year
                                                    02/28/02         ended         ended         ended        ended        ended
                                                   (Unaudited)      08/31/01      08/31/00      08/31/99     08/31/98     08/31/97
                                                   -----------      --------      --------      --------     --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ........      $  8.18         $  7.67       $  9.13       $ 10.11       $10.51       $10.40
                                                     -------         -------       -------       -------       ------       ------
  Net investment income/(loss) (+) ............        (0.03)           0.13          0.04          0.10         0.06        (0.02)
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other
    assets and liabilities denominated in
    foreign currencies ........................        (0.45)           0.52         (1.46)        (0.98)        0.20         0.13
                                                     -------         -------       -------       -------       ------       ------
      Net increase/(decrease) in net assets
        resulting from operations .............        (0.48)           0.65         (1.42)        (0.88)        0.26         0.11
                                                     -------         -------       -------       -------       ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........           --           (0.13)        (0.04)        (0.07)       (0.04)          --
  Dividends in excess of net investment
    income ....................................           --           (0.01)        (0.00)*       (0.01)       (0.01)          --
  Distributions from net realized gains .......           --              --            --            --        (0.61)          --
  Distributions in excess of net realized gains           --              --            --            --        (0.00)*         --
  Return of capital ...........................           --           (0.00)*          --         (0.02)       (0.00)*         --
                                                     -------         -------       -------       -------       ------       ------
      Total dividends and distributions .......           --           (0.14)        (0.04)        (0.10)       (0.66)          --
                                                     -------         -------       -------       -------       ------       ------
  Net asset value, end of period ..............      $  7.70         $  8.18       $  7.67       $  9.13       $10.11       $10.51
                                                     =======         =======       =======       =======       ======       ======
TOTAL INVESTMENT RETURN (1) ...................        (5.87)%(3)       8.41%       (15.51)%       (8.69)%       2.16%        1.06%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ........      $10,786         $11,447       $10,741       $12,776       $8,085       $4,205
  Ratios of expenses to average net assets (4)          0.84%(2)        0.84%         1.16%         1.31%        1.41%        1.68%
  Ratios of net investment income/(loss) to
    average net assets (4) ....................        (0.77)%(2)       1.69%         0.51%         1.04%        0.51%       (0.22)%
  Portfolio turnover rate (5) .................        21.70%          65.98%        33.65%        49.95%       36.14%       28.47%


*   Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ........           --            0.97%         1.20%           --           --         1.69%
       Ratios of net investment income/(loss)
         to average net assets
         before waivers/reimbursements ........           --            1.55%         0.47%           --           --        (0.22)%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                 See accompanying notes to financial statements.

                                     106-107

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                               iSHARES MSCI
                                                                                  BELGIUM
                                                                                INDEX FUND
                                                 -----------------------------------------------------------------
                                                   For the
                                                 six months     For the     For the   For the   For the    For the
                                                    ended        year        year      year      year       year
                                                  02/28/02       ended       ended     ended     ended      ended
                                                 (Unaudited)   08/31/01    08/31/00  08/31/99  08/31/98   08/31/97
                                                 ----------    ---------   --------  --------  --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..          $11.81        $13.23     $ 16.07   $ 18.40   $ 15.64    $ 14.99
                                                   ------        ------     -------   -------   -------    -------
  Net investment income/(loss) (+) ......           (0.03)         0.19        0.19      0.08      0.24       0.77
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ...           (1.08)        (1.34)      (2.67)    (0.30)     6.09       0.62
                                                   ------        ------     -------   -------   -------    -------
      Net increase/(decrease) in net
        assets resulting from operations            (1.11)        (1.15)      (2.48)    (0.22)     6.33       1.39
                                                   ------        ------     -------   -------   -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..           (0.07)        (0.20)      (0.17)       --     (0.27)     (0.33)
  Dividends in excess of net investment
    income ..............................              --         (0.07)      (0.19)    (0.01)    (1.21)     (0.28)
  Distributions from net realized gains .              --            --          --     (1.19)    (1.99)     (0.12)
  Distributions in excess of net realized
    gains ...............................              --            --          --        --        --         --
  Return of capital .....................              --            --          --     (0.91)    (0.10)     (0.01)
                                                   ------        ------     -------   -------   -------    -------
      Total dividends and distributions .           (0.07)        (0.27)      (0.36)    (2.11)    (3.57)     (0.74)
                                                   ------        ------     -------   -------   -------    -------
  Net asset value, end of period ........          $10.63        $11.81     $ 13.23   $ 16.07   $ 18.40    $ 15.64
                                                   ======        ======     =======   =======   =======    =======
TOTAL INVESTMENT RETURN (2) .............           (9.40)%(4)    (8.72)%    (15.50)%   (1.00)%   39.42%      9.26%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..          $8,933        $9,918     $13,230   $13,496   $25,765    $32,528
  Ratios of expenses to average net
    assets (5) ..........................            0.84%(3)      0.84%       1.13%     1.24%     1.04%      1.24%
  Ratios of net investment income/(loss)
    to average net assets (5) ...........           (0.56)%(3)     1.60%       1.36%     0.45%     1.28%      4.63%
  Portfolio turnover rate (6) ...........            7.01%        36.15%      53.27%    62.99%    50.46%     16.83%

*   Commencement of operations.
**  Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ..              --          0.87%         --        --        --       1.24%
       Ratios of net investment income/(loss)
         to average net assets before
         waivers/reimbursements .........              --          1.57%         --        --        --       4.63%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                iSHARES MSCI
                                                                   BRAZIL
                                                                 INDEX FUND
                                                  -----------------------------------
                                                    For the
                                                  six months       For the    For the
                                                     ended          year      period
                                                   02/28/02         ended    07/11/00*
                                                  (Unaudited)     08/31/01   08/31/00
                                                  -----------     --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..           $ 11.20        $ 19.25    $ 20.22(1)
                                                    -------        -------    -------
  Net investment income/(loss) (+) ......              0.12           0.68       0.02
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ...              1.85          (8.09)     (0.63)
                                                    -------        -------    -------
      Net increase/(decrease) in net
        assets resulting from operations               1.97          (7.41)     (0.61)
                                                    -------        -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..                --          (0.56)     (0.02)
  Dividends in excess of net investment
    income ..............................                --             --         --
  Distributions from net realized gains .                --             --         --
  Distributions in excess of net realized
    gains ...............................                --             --      (0.34)
  Return of capital .....................                --          (0.08)        --
                                                    -------        -------    -------
      Total dividends and distributions .                --          (0.64)     (0.36)
                                                    -------        -------    -------
  Net asset value, end of period ........           $ 13.17        $ 11.20    $ 19.25
                                                    =======        =======    =======
TOTAL INVESTMENT RETURN (2) .............             17.59%(4)     (38.52)%    (2.97)%(4)

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..           $80,989        $14,004    $18,283
  Ratios of expenses to average net
    assets (5) ..........................              0.99%(3)       0.99%      0.99%(3)
  Ratios of net investment income/(loss)
    to average net assets (5) ...........              2.11%(3)       4.44%      0.77%(3)
  Portfolio turnover rate (6) ...........              7.99%         43.20%     63.61%

*   Commencement of operations.
**  Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ..                --             --       1.40%(3)
       Ratios of net investment income/(loss)
         to average net assets before
         waivers/reimbursements .........                --             --       0.37%(3)
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                  iSHARES MSCI
                                                                                     CANADA
                                                                                   INDEX FUND
                                                    ---------------------------------------------------------------------
                                                      For the
                                                    six months     For the       For the    For the    For the    For the
                                                       ended        year          year       year       year       year
                                                     02/28/02       ended         ended      ended      ended      ended
                                                    (Unaudited)   08/31/01      08/31/00   08/31/99   08/31/98   08/31/97
                                                    ----------    --------      --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..             $ 10.70      $ 16.94       $ 13.22    $  9.90    $ 13.43    $ 10.60
                                                      -------      -------       -------    -------    -------    -------
  Net investment income/(loss) (+) ......                0.03         0.05          0.70       0.07       0.07       0.05
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ...               (0.05)       (5.92)         8.08       3.87      (2.89)      2.97
                                                      -------      -------       -------    -------    -------    -------
      Net increase/(decrease) in net
        assets resulting from operations                (0.02)       (5.87)         8.78       3.94      (2.82)      3.02
                                                      -------      -------       -------    -------    -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..               (0.01)       (0.02)        (0.52)     (0.08)     (0.13)     (0.05)
  Dividends in excess of net investment
    income ..............................                  --           --         (0.03)     (0.01)     (0.00)**   (0.00)**
  Distributions from net realized gains .                  --           --         (4.08)     (0.53)     (0.58)     (0.14)
  Distributions in excess of net realized
    gains ...............................                  --        (0.31)        (0.31)        --         --         --
  Return of capital .....................                  --        (0.04)        (0.12)        --         --         --
                                                      -------      -------       -------    -------    -------    -------
      Total dividends and distributions .               (0.01)       (0.37)        (5.06)     (0.62)     (0.71)     (0.19)
                                                      -------      -------       -------    -------    -------    -------
  Net asset value, end of period ........             $ 10.67      $ 10.70       $ 16.94    $ 13.22    $  9.90    $ 13.43
                                                      =======      =======       =======    =======    =======    =======
TOTAL INVESTMENT RETURN (2) .............               (0.19)%(4)  (34.95)%       67.21%     39.71%    (21.69)%    28.50%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..             $25,606      $28,889       $22,028    $ 9,253    $ 6,932    $24,168
  Ratios of expenses to average net
    assets (5) ..........................                0.84%(3)     0.84%         1.17%      1.23%      1.14%      1.35%
  Ratios of net investment income/(loss)
    to average net assets (5) ...........                0.58%(3)     0.44%         4.07%      0.53%      0.46%      0.39%
  Portfolio turnover rate (6) ...........                3.32%       63.49%        64.03%     11.66%      3.70%     11.02%

*   Commencement of operations.
**  Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ..                  --           --          1.19%        --         --       1.36%
       Ratios of net investment income/(loss)
         to average net assets before
         waivers/reimbursements .........                  --           --          4.05%        --         --       0.39%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).

                 See accompanying notes to financial statements.

                                     108-109

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                               iSHARES MSCI
                                                                    EMU
                                                                INDEX FUND
                                                 -----------------------------------------
                                                   For the
                                                 six months       For the       For the
                                                    ended          year         period
                                                  02/28/02         ended      07/26/00*-
                                                 (Unaudited)     08/31/01      08/31/00
                                                -------------   -----------   ------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ........    $ 56.74         $ 76.02      $ 80.72(1)
                                                   -------         -------      -------
  Net investment income/(loss) (+) ............      (0.13)           0.72        (0.00)**
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies .........      (4.09)         (19.32)       (4.70)
                                                   -------         -------      -------
      Net increase/(decrease) in net
        assets resulting from operations ......      (4.22)         (18.60)       (4.70)
                                                   -------         -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income ........         --           (0.41)          --
  Dividends in excess of net investment income          --           (0.01)          --
  Distributions from net realized gains .......         --              --           --
  Distributions in excess of net realized gains         --              --           --
  Return of capital ...........................         --           (0.26)          --
                                                   -------         -------      -------
      Total dividends and distributions .......         --           (0.68)          --
                                                   -------         -------      -------
  Net asset value, end of period ..............    $ 52.52         $ 56.74      $ 76.02
                                                   =======         =======      =======
TOTAL INVESTMENT RETURN (2) ...................      (7.44)%(4)     (24.51)%      (5.82)%(4)

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..........    $89,278         $90,779      $41,811
  Ratios of expenses to average net
    assets (5) ................................       0.84%(3)        0.84%        0.84%(3)
  Ratios of net investment income/(loss)
    to average net assets (5) .................      (0.48)%(3)       1.13%        0.03%(3)
  Portfolio turnover rate (6) .................       1.41%          23.64%        0.00%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ........         --              --         1.57%(3)
       Ratios of net investment income/(loss)
         to average net assets before
         waivers/reimbursements ...............         --              --        (0.70)%(3)
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                  iSHARES MSCI
                                                                                     FRANCE
                                                                                   INDEX FUND
                                                --------------------------------------------------------------------
                                                  For the
                                                 six months      For the      For the   For the   For the   For the
                                                    ended         year         year      year      year      year
                                                  02/28/02        ended        ended     ended     ended     ended
                                                 (Unaudited)     08/31/01     08/31/00  08/31/99  08/31/98  08/31/97
                                                -------------    ---------   ---------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ........    $ 19.53         $ 26.41     $ 22.90   $ 19.13   $ 14.50   $ 12.73
                                                   -------         -------     -------   -------   -------   -------
  Net investment income/(loss) (+) ............      (0.07)           0.06        0.10      0.14      0.30      0.17
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies .........      (1.58)          (6.89)       5.21      3.88      4.76      1.95
                                                   -------         -------     -------   -------   -------   -------
      Net increase/(decrease) in net
        assets resulting from operations ......      (1.65)          (6.83)       5.31      4.02      5.06      2.12
                                                   -------         -------     -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends from net investment income ........         --           (0.04)      (0.09)    (0.10)    (0.19)    (0.15)
  Dividends in excess of net investment income          --              --       (0.02)    (0.02)    (0.03)       --
  Distributions from net realized gains .......         --              --       (1.64)    (0.05)    (0.13)    (0.20)
  Distributions in excess of net realized gains         --           (0.00)**    (0.03)       --     (0.01)       --
  Return of capital ...........................         --           (0.01)      (0.02)    (0.08)    (0.07)       --
                                                   -------         -------     -------   -------   -------   -------
      Total dividends and distributions .......         --           (0.05)      (1.80)    (0.25)    (0.43)    (0.35)
                                                   -------         -------     -------   -------   -------   -------
  Net asset value, end of period ..............    $ 17.88         $ 19.53     $ 26.41   $ 22.90   $ 19.13   $ 14.50
                                                   =======         =======     =======   =======   =======   =======
TOTAL INVESTMENT RETURN (2) ...................      (8.45)%(4)     (25.86)%     23.45%    21.01%    34.77%    16.60%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..........    $57,248         $58,602     $95,116   $77,885   $45,922   $14,519
  Ratios of expenses to average net
    assets (5) ................................       0.84%(3)        0.84%       0.96%     1.06%     1.18%     1.52%
  Ratios of net investment income/(loss)
    to average net assets (5) .................      (0.82)%(3)       0.28%       0.36%     0.67%     1.58%     1.17%
  Portfolio turnover rate (6) .................       1.12%          13.70%      17.43%     0.00%     5.65%     7.13%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ........         --              --          --        --        --      1.52%
       Ratios of net investment income/(loss)
         to average net assets before
         waivers/reimbursements ...............         --              --          --        --        --      1.17%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                 iSHARES MSCI
                                                                                    GERMANY
                                                                                  INDEX FUND
                                                  --------------------------------------------------------------------
                                                    For the
                                                  six months    For the     For the    For the    For the    For the
                                                      ended       year        year       year       year       year
                                                    02/28/02      ended       ended      ended      ended      ended
                                                  (Unaudited)   08/31/01    08/31/00   08/31/99   08/31/98   08/31/97
                                                  -----------   --------    --------  ----------  --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ........     $  15.19     $  20.46    $  21.17   $  20.25    $ 16.31   $ 13.64
                                                    --------     --------    --------   --------    -------   -------
  Net investment income/(loss) (+) ............        (0.04)        0.18        0.18       0.12       0.29      0.03
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies .........        (0.96)       (5.26)       1.64       1.31       3.92      2.77
                                                    --------     --------    --------   --------    -------   -------
      Net increase/(decrease) in net
        assets resulting from operations ......        (1.00)       (5.08)       1.82       1.43       4.21      2.80
                                                    --------     --------    --------   --------    -------   -------
LESS DISTRIBUTIONS
  Dividends from net investment income ........           --        (0.19)      (0.16)     (0.10)     (0.17)    (0.03)
  Dividends in excess of net investment income            --        (0.00)**    (0.01)     (0.01)     (0.01)    (0.01)
  Distributions from net realized gains .......           --           --       (2.00)     (0.31)     (0.01)    (0.07)
  Distributions in excess of net realized gains           --           --       (0.32)     (0.08)     (0.00)**     --
  Return of capital ...........................           --        (0.00)**    (0.04)     (0.01)     (0.08)    (0.02)
                                                    --------     --------    --------   --------    -------   -------
      Total dividends and distributions .......           --        (0.19)      (2.53)     (0.51)     (0.27)    (0.13)
                                                    --------     --------    --------   --------    -------   -------
  Net asset value, end of period ..............     $  14.19     $  15.19    $  20.46   $  21.17    $ 20.25   $ 16.31
                                                    ========     ========    ========   ========    =======   =======
TOTAL INVESTMENT RETURN (2) ...................        (6.58)%(4)  (24.87)%      8.44%      7.04%     25.69%    20.51%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..........     $110,694     $118,525    $153,487   $101,645    $72,934   $24,486
  Ratios of expenses to average net
    assets (5) ................................         0.84%(3)     0.84%       0.94%      1.00%      1.08%     1.37%
  Ratios of net investment income/(loss)
    to average net assets (5) .................        (0.54)%(3)    0.99%       0.73%      0.57%      1.43%     0.23%
  Portfolio turnover rate (6) .................         0.20%       20.11%      56.38%     13.67%      0.64%     9.04%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ........           --           --          --         --         --      1.37%
       Ratios of net investment income/(loss)
         to average net assets before
         waivers/reimbursements ...............           --           --          --         --         --      0.22%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                 See accompanying notes to financial statements.

                                     110-111

FEBRUARY 28, 2002


FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             iSHARES MSCI
                                                                               HONG KONG
                                                                               INDEX FUND
                                               ---------------------------------------------------------------------------
                                                 For the
                                               six months      For the     For the     For the       For the      For the
                                                  ended          year        year        year          year         year
                                                02/28/02         ended       ended       ended         ended        ended
                                               (Unaudited)     08/31/01    08/31/00    08/31/99      08/31/98     08/31/97
                                               -----------     -------     --------    --------      --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $  8.93       $ 13.24      $ 11.83     $  6.41       $ 14.73      $ 13.05
                                                 -------       -------      -------     -------       -------      -------
  Net investment income/(loss) (+) ...........      0.05          0.23         0.33        0.29          0.35         0.26
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other
    assets and liabilities denominated in
    foreign currencies .......................     (0.25)        (4.30)        1.42        5.49         (8.27)        2.12
                                                 -------       -------      -------     -------       -------      -------
      Net increase/(decrease) in net assets
        resulting from operations ............     (0.20)        (4.07)        1.75        5.78         (7.92)        2.38
                                                 -------       -------      -------     -------       -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income .......     (0.06)        (0.23)       (0.32)      (0.31)        (0.28)       (0.21)
  Dividends in excess of net investment income        --            --           --       (0.05)        (0.00)*      (0.01)
  Distributions from net realized gains ......        --            --           --          --            --        (0.34)
  Distributions in excess of net realized gains       --            --           --          --            --        (0.00)*
  Return of capital ..........................        --         (0.01)       (0.02)         --         (0.12)       (0.14)
                                                 -------       -------      -------     -------       -------      -------
      Total dividends and distributions ......     (0.06)        (0.24)       (0.34)      (0.36)        (0.40)       (0.70)
                                                 -------       -------      -------     -------       -------      -------
  Net asset value, end of period .............   $  8.67       $  8.93      $ 13.24     $ 11.83       $  6.41      $ 14.73
                                                 =======       =======      =======     =======       =======      =======
TOTAL INVESTMENT RETURN (1) ..................     (2.27)%(3)   (30.88)%      14.73%      90.51%       (54.22)%      17.80%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) .......   $65,051       $52,946      $79,479     $77,200       $49,973      $25,417
  Ratios of expenses to average net assets (4)      0.84%(2)      0.84%        0.94%       1.01%         1.09%        1.43%
  Ratios of net investment income/(loss) to
    average net assets (4) ...................      1.14%(2)      2.11%        2.57%       2.84%         3.76%        1.71%
  Portfolio turnover rate (5) ................      7.85%        43.45%       21.30%      42.89%        21.50%       22.90%

  * Less than one cent per share.
  + Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average
         net assets before
         waivers/reimbursements ..............        --            --           --          --             --        1.43%
       Ratios of net investment income/(loss)
         to average net assets
         before waivers/reimbursements .......        --            --           --          --             --        1.71%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                             iSHARES MSCI
                                                                                                 ITALY
                                                                                              INDEX FUND
                                                     -----------------------------------------------------------------------------
                                                       For the
                                                      six months      For the       For the      For the       For the     For the
                                                         ended         year          year         year          year        year
                                                       02/28/02        ended         ended        ended         ended       ended
                                                      (Unaudited)    08/31/01      08/31/00     08/31/99      08/31/98    08/31/97
                                                      ----------     --------      --------     --------      --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......          $ 17.79       $ 22.23      $  21.56     $  22.89      $  16.66    $  13.79
                                                        -------       -------      --------     --------      --------    --------
  Net investment income/(loss) (+) ...........            (0.04)         0.24          0.39         0.17          0.18        0.12
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other
    assets and liabilities denominated in
    foreign currencies .......................            (2.11)        (4.37)         2.51         1.05          7.94        3.10
                                                        -------       -------      --------     --------      --------    --------
      Net increase/(decrease) in net assets
        resulting from operations ............            (2.15)        (4.13)         2.90         1.22          8.12        3.22
                                                        -------       -------      --------     --------      --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income .......               --         (0.24)        (0.12)       (0.06)        (0.18)      (0.11)
  Dividends in excess of net investment income               --            --            --           --         (1.02)      (0.24)
  Distributions from net realized gains ......               --            --         (1.69)       (2.24)        (0.69)         --
  Distributions in excess of net realized gains              --         (0.07)        (0.11)          --            --          --
  Return of capital ..........................               --         (0.00)*       (0.31)       (0.25)           --          --
                                                        -------       -------      --------     --------      --------    --------
      Total dividends and distributions ......               --         (0.31)        (2.23)       (2.55)        (1.89)      (0.35)
                                                        -------       -------      --------     --------      --------    --------
  Net asset value, end of period .............          $ 15.64       $ 17.79      $  22.23     $  21.56      $  22.89    $  16.66
                                                        =======       =======      ========     ========      ========    ========
TOTAL INVESTMENT RETURN (1) ..................           (12.09)%(3)   (18.61)%       13.35%        5.14%        47.66%      23.37%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) .......          $30,507       $34,682      $ 50,008     $ 58,224      $ 58,368    $ 32,495
  Ratios of expenses to average net assets (4)             0.84%(2)      0.84%         0.99%        1.03%         1.02%       1.33%
  Ratios of net investment income/(loss) to
    average net assets (4) ...................            (0.53)%(2)     1.16%         1.61%        0.70%         0.76%       0.76%
  Portfolio turnover rate (5) ................             4.04%        20.10%        39.85%        7.89%         8.16%      13.70%

  * Less than one cent per share.
  + Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average
         net assets before
         waivers/reimbursements ..............               --            --            --           --            --        1.33%
       Ratios of net investment income/(loss)
         to average net assets
         before waivers/reimbursements .......               --            --            --           --            --        0.76%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                 iSHARES MSCI
                                                                                     JAPAN
                                                                                  INDEX FUND
                                                     -----------------------------------------------------------------------------
                                                       For the
                                                       six months      For the       For the      For the     For the      For the
                                                         ended          year          year         year        year         year
                                                       02/28/02         ended         ended        ended       ended        ended
                                                      (Unaudited)     08/31/01      08/31/00     08/31/99    08/31/98     08/31/97
                                                      ----------      --------      --------     --------    --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......          $   9.07      $  13.82      $  13.22     $   8.39    $  12.61    $  14.33
                                                        --------      --------      --------     --------    --------    --------
  Net investment income/(loss) (+) ...........                --         (0.01)        (0.05)       (0.03)      (0.02)      (0.06)
  Net realized and unrealized gain/(loss) on
    investments and foreign currency related
    transactions and translation of other
    assets and liabilities denominated in
    foreign currencies .......................             (1.60)        (4.74)         1.21         4.91       (4.19)      (1.65)
                                                        --------      --------      --------     --------    --------    --------
      Net increase/(decrease) in net assets
        resulting from operations ............             (1.60)        (4.75)         1.16         4.88       (4.21)      (1.71)
                                                        --------      --------      --------     --------    --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income .......                --            --            --           --          --          --
  Dividends in excess of net investment income                --            --         (0.00)*      (0.04)         --          --
  Distributions from net realized gains ......                --            --         (0.53)          --       (0.00)*        --
  Distributions in excess of net realized gains               --            --            --           --          --       (0.01)
  Return of capital ..........................                --            --         (0.03)       (0.01)      (0.01)         --
                                                        --------      --------      --------     --------    --------    --------
      Total dividends and distributions ......                --            --         (0.56)       (0.05)      (0.01)      (0.01)
                                                        --------      --------      --------     --------    --------    --------
  Net asset value, end of period .............          $   7.47      $   9.07      $  13.82     $  13.22    $   8.39    $  12.61
                                                        ========      ========      ========     ========    ========    ========
TOTAL INVESTMENT RETURN (1) ..................            (17.64)%(3)   (34.37)%        8.75%       58.14%     (33.38)%    (11.97)%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) .......          $421,578      $527,899      $787,790     $713,653    $201,485    $158,957
  Ratios of expenses to average net assets (4)              0.84%(2)      0.84%         0.88%        0.94%       1.04%       1.19%
  Ratios of net investment income/(loss) to
    average net assets (4) ...................             (0.12)%(2)    (0.11)%       (0.32)%      (0.27)%     (0.21)%     (0.48)%
  Portfolio turnover rate (5) ................              0.73%        21.17%        21.93%        0.00%       0.00%      12.90%

  * Less than one cent per share.
  + Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average
         net assets before
         waivers/reimbursements ..............                --            --            --           --          --        1.19%
       Ratios of net investment income/(loss)
         to average net assets
         before waivers/reimbursements .......                --            --            --           --          --       (0.48)%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).

                 See accompanying notes to financial statements.

                                        112-113

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                     iSHARES MSCI
                                                                                       MALAYSIA
                                                                                      INDEX FUND
                                                     -----------------------------------------------------------------------
                                                        For the
                                                      six months     For the     For the     For the     For the    For the
                                                         ended        year        year        year        year       year
                                                       02/28/02       ended       ended       ended       ended      ended
                                                      (Unaudited)   08/31/01    08/31/00    08/31/99     08/31/98   08/31/97
                                                     ------------   --------    --------    --------     --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..........      $   5.11      $  5.96     $  5.59     $  2.11      $  8.23    $ 13.80
                                                       --------      -------     -------     -------      -------    -------
  Net investment income/(loss) (+)                         0.04         0.06        0.05        0.01         0.06       0.01
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ...........          0.32        (0.85)       0.37        3.67        (6.10)     (5.55)
                                                       --------      -------     -------     -------      -------    -------
      Net increase/(decrease) in net
        assets resulting from operations ........          0.36        (0.79)       0.42        3.68        (6.04)     (5.54)
                                                       --------      -------     -------     -------      -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........         (0.03)       (0.06)      (0.05)      (0.01)       (0.05)     (0.00)*
  Dividends in excess of net investment income ..            --        (0.00)*     (0.00)*        --           --      (0.01)
  Distributions from net realized gains .........            --           --          --          --           --         --
  Distributions in excess of net realized gains .            --           --          --          --           --         --
  Return of capital .............................            --        (0.00)*     (0.00)*     (0.19)       (0.03)     (0.02)
                                                       --------      -------     -------     -------      -------    -------
      Total dividends and distributions .........         (0.03)       (0.06)      (0.05)      (0.20)       (0.08)     (0.03)
                                                       --------      -------     -------     -------      -------    -------
    Net asset value, end of period ..............      $   5.44      $  5.11     $  5.96     $  5.59      $  2.11    $  8.23
                                                       ========      =======     =======     =======      =======    =======
TOTAL INVESTMENT RETURN (1) .....................          7.10%(3)   (13.22)%      7.57%     185.81%      (73.57)%   (40.20)%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ............      $ 74,644      $80,877     $99,206     $95,251      $35,867    $12,339
  Ratios of expenses to average net assets (4) ..          0.84%(2)     0.84%       0.96%       1.43%        1.09%      1.46%
  Ratios of net investment income/(loss) to
    average net assets (4) ......................          1.47%(2)     1.19%       0.81%       0.33%        1.40%      0.04%
  Portfolio turnover rate (5) ...................          2.45%       37.34%      17.56%       7.24%        2.11%      0.00%

*   Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
      Ratios of expenses to average net assets
        before waivers/reimbursements ...........            --           --          --          --           --       1.47%
      Ratios of net investment income/(loss)
        to average net assets
        before waivers/reimbursements ...........            --           --          --          --           --       0.04%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                                       iSHARES MSCI
                                                                                          MEXICO
                                                                                        INDEX FUND
                                                      --------------------------------------------------------------------------
                                                        For the
                                                       six months    For the      For the      For the     For the      For the
                                                         ended        year         year         year        year         year
                                                        02/28/02      ended        ended        ended       ended        ended
                                                      (Unaudited)    08/31/01     08/31/00     08/31/99    08/31/98     08/31/97
                                                      ----------     --------     --------     --------    --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..........       $  15.35      $ 16.72      $ 13.39      $  8.11      $15.11      $ 11.52
                                                        --------      -------      -------      -------      ------      -------
  Net investment income/(loss) (+)                          0.03         0.17         0.06         0.06        0.09         0.02
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ...........           0.60        (1.36)        3.69         5.36       (6.71)        4.07
                                                        --------      -------      -------      -------      ------      -------
      Net increase/(decrease) in net
        assets resulting from operations ........           0.63        (1.19)        3.75         5.42       (6.62)        4.09
                                                        --------      -------      -------      -------      ------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........          (0.07)       (0.15)          --        (0.06)      (0.09)       (0.01)
  Dividends in excess of net investment income ..             --           --           --        (0.01)         --        (0.01)
  Distributions from net realized gains .........             --        (0.03)       (0.42)          --       (0.29)       (0.44)
  Distributions in excess of net realized gains .             --           --           --        (0.01)         --           --
  Return of capital .............................             --           --           --        (0.06)         --        (0.04)
                                                        --------      -------      -------      -------      ------      -------
      Total dividends and distributions .........          (0.07)       (0.18)       (0.42)       (0.14)      (0.38)       (0.50)
                                                        --------      -------      -------      -------      ------      -------
    Net asset value, end of period ..............       $  15.91      $ 15.35      $ 16.72      $ 13.39      $ 8.11      $ 15.11
                                                        ========      =======      =======      =======      ======      =======
TOTAL INVESTMENT RETURN (1) .....................           4.12%(3)    (7.02)%      28.20%       66.92%     (44.18)%      35.21%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ............       $111,355      $46,056      $40,127      $21,430      $7,296      $16,627
  Ratios of expenses to average net assets (4) ..           0.84%(2)     0.84%        1.04%        1.26%       1.34%        1.63%
  Ratios of net investment income/(loss) to
    average net assets (4) ......................           0.40%(2)     1.12%        0.35%        0.52%       0.60%        0.14%
  Portfolio turnover rate (5) ...................           4.65%       33.96%       23.97%       18.36%      14.05%       22.80%

*   Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
      Ratios of expenses to average net assets
        before waivers/reimbursements ...........             --           --         1.04%          --          --         1.63%
      Ratios of net investment income/(loss)
        to average net assets
        before waivers/reimbursements ...........             --           --         0.35%          --          --         0.13%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                                                                              iSHARES MSCI
                                                                               NETHERLANDS
                                                                                INDEX FUND
                                                    --------------------------------------------------------------------------
                                                       For the
                                                     six months     For the      For the      For the      For the     For the
                                                       ended         year         year         year         year        year
                                                      02/28/02       ended        ended        ended        ended       ended
                                                     (Unaudited)   08/31/01     08/31/00     08/31/99     08/31/98    08/31/97
                                                    ------------   --------     --------     --------     --------    --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..........      $ 18.59      $ 23.53      $ 23.45      $ 23.50      $ 21.42      $17.36
                                                       -------      -------      -------      -------      -------      ------
  Net investment income/(loss) (+)                       (0.04)        0.28         0.13         0.53         0.25        0.11
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ...........        (1.88)       (4.94)        0.18         1.60         3.53        4.79
                                                       -------      -------      -------      -------      -------      ------
      Net increase/(decrease) in net
        assets resulting from operations ........        (1.92)       (4.66)        0.31         2.13         3.78        4.90
                                                       -------      -------      -------      -------      -------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........        (0.04)       (0.28)       (0.08)       (0.43)       (0.16)      (0.10)
  Dividends in excess of net investment income ..           --           --           --        (0.01)          --       (0.01)
  Distributions from net realized gains .........           --           --        (0.11)       (1.42)       (1.47)      (0.71)
  Distributions in excess of net realized gains .           --           --           --        (0.24)          --          --
  Return of capital .............................           --           --        (0.04)       (0.08)       (0.07)      (0.02)
                                                       -------      -------      -------      -------      -------      ------
      Total dividends and distributions .........        (0.04)       (0.28)       (0.23)       (2.18)       (1.70)      (0.84)
                                                       -------      -------      -------      -------      -------      ------
    Net asset value, end of period ..............      $ 16.63      $ 18.59      $ 23.53      $ 23.45      $ 23.50      $21.42
                                                       =======      =======      =======      =======      =======      ======
TOTAL INVESTMENT RETURN (1) .....................       (10.33)%(3)  (19.83)%       1.28%        8.98%       17.41%      28.04%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ............      $21,640      $24,184      $30,613      $31,685      $22,349      $9,661
  Ratios of expenses to average net assets (4) ..         0.84%(2)     0.84%        1.03%        1.07%        1.12%       1.46%
  Ratios of net investment income/(loss) to
    average net assets (4) ......................        (0.54)%(2)    1.34%        0.53%        2.20%        1.00%       0.54%
  Portfolio turnover rate (5) ...................         8.23%       34.70%       21.64%       32.13%       15.81%      12.68%

*   Less than one cent per share.
+   Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
      Ratios of expenses to average net assets
        before waivers/reimbursements ...........           --           --           --           --           --        1.46%
      Ratios of net investment income/(loss)
        to average net assets
        before waivers/reimbursements ...........           --           --           --           --           --        0.53%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).

                 See accompanying notes to financial statements.

                                     114-115

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                iSHARES MSCI                                 iSHARES MSCI
                                               PACIFIC EX-JAPAN                                SINGAPORE
                                                 INDEX FUND                                   INDEX FUND
                                                ------------  ------------------------------------------------------------------
                                                   For the       For the
                                                   period      six months     For the    For the    For the    For the  For the
                                                 10/26/01*-       ended        year       year       year       year     year
                                                   2/28/02      02/28/02       ended      ended      ended      ended    ended
                                                 (Unaudited)   (Unaudited)   08/31/01   08/31/00   08/31/99   08/31/98  08/31/97
                                                ------------  ------------   --------   --------   --------   --------  --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......    $  50.03(1)    $   5.34    $   7.58   $   7.93   $   3.30   $   8.66   $  11.38
                                                  --------       --------    --------   --------   --------   --------   --------
  Net investment income/(loss)(+) ............        0.35           0.01        0.07       0.13       0.05       0.07      (0.00)**
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ........        4.37           0.13       (2.16)     (0.21)      4.70      (5.37)     (2.67)
                                                  --------       --------    --------   --------   --------   --------   --------
      Net increase/(decrease) in net assets
        resulting from operations ............        4.72           0.14       (2.09)     (0.08)      4.75      (5.30)     (2.67)
                                                  --------       --------    --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
  Dividends from net investment income .......       (0.27)         (0.04)      (0.07)     (0.11)     (0.05)     (0.04)     (0.00)**
  Dividends in excess of net investment income          --             --          --         --      (0.06)     (0.01)     (0.01)
  Distributions from net realized gains ......          --             --          --      (0.14)        --         --      (0.02)
  Distributions in excess of net realized gains         --             --       (0.06)        --         --         --         --
  Return of capital ..........................          --             --       (0.02)     (0.02)     (0.01)     (0.01)     (0.02)
                                                  --------       --------    --------   --------   --------   --------   --------
      Total dividends and distributions ......       (0.27)         (0.04)      (0.15)     (0.27)     (0.12)     (0.06)     (0.05)
                                                  --------       --------    --------   --------   --------   --------   --------
  Net asset value, end of period .............    $  54.48       $   5.44    $   5.34   $   7.58   $   7.93   $   3.30   $   8.66
                                                  ========       ========    ========   ========   ========   ========   ========
  TOTAL INVESTMENT RETURN (2) ................        9.44%(4)       2.69%(4)  (27.89)%    (1.29)%   144.52%    (61.29)%   (23.48)%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .........    $ 38,137       $ 90,234    $ 73,704   $ 88,719   $113,438   $ 47,248   $ 14,722
  Ratios of expenses to average net assets (5)        0.50%(3)       0.84%(3)    0.84%      0.94%      0.97%      1.08%      1.43%
  Ratios of net investment income/(loss) to
    average net assets (5) ...................        1.86%(3)       0.35%(3)    1.15%      1.60%      0.76%      1.17%      0.03%
  Portfolio turnover rate (6) ................        0.58%          6.81%      32.10%     52.06%     25.31%     67.17%     13.40%

  * Commencement of operations.
 ** Less than one cent per share.
  + Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
        Ratios of expenses to average
          net assets before
          waivers/reimbursements .............          --             --          --         --         --         --       1.43%
        Ratios of net investment income/
          (loss) to average net assets
          before waivers/reimbursements ......          --             --          --         --         --         --       0.03%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).
(7) Excludes foreign taxes paid on stock
    dividends. See Note 1.



                                                               iSHARES MSCI
                                                                SOUTH KOREA
                                                                INDEX FUND
                                                   --------------------------------------
                                                     For the
                                                    six months      For the      For the
                                                      ended          year        period
                                                     02/28/02        ended     05/10/00*-
                                                   (Unaudited)     08/31/01     08/31/00
                                                   -----------     --------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......      $  13.25       $  18.16     $  20.36(1)
                                                    --------       --------     --------
  Net investment income/(loss) (+) ...........          0.01           0.09        (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ........          7.59          (4.90)       (2.16)
                                                    --------       --------     --------
      Net increase/(decrease) in net assets
        resulting from operations ............          7.60          (4.81)       (2.20)
                                                    --------       --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income .......            --          (0.03)          --
  Dividends in excess of net investment income            --             --           --
  Distributions from net realized gains ......            --             --           --
  Distributions in excess of net realized gains           --             --           --
  Return of capital ..........................            --          (0.07)          --
                                                    --------       --------     --------
      Total dividends and distributions ......            --          (0.10)          --
                                                    --------       --------     --------
  Net asset value, end of period .............      $  20.85       $  13.25     $  18.16
                                                    ========       ========     ========
  TOTAL INVESTMENT RETURN (2) ................         57.36%(4)     (26.49)%     (10.81)%(4)

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .........      $ 90,711       $ 37,767     $ 13,622
  Ratios of expenses to average net assets (5)          0.99%(3)(7)    0.99%(7)     0.99%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ...................          0.06%(3)       0.64%       (0.63)%(3)
  Portfolio turnover rate (6) ................         11.22%         39.46%       55.13%

  * Commencement of operations.
 ** Less than one cent per share.
  + Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
        Ratios of expenses to average
          net assets before
          waivers/reimbursements .............            --             --         1.38%(3)
        Ratios of net investment income/
          (loss) to average net assets
          before waivers/reimbursements ......            --             --        (1.02)%(3)
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).
(7) Excludes foreign taxes paid on stock
    dividends. See Note 1.



                                                                                  iSHARES MSCI
                                                                                      SPAIN
                                                                                   INDEX FUND
                                                      ----------------------------------------------------------------------------
                                                        For the
                                                       six months      For the      For the      For the      For the      For the
                                                         ended          year         year         year         year         year
                                                        02/28/02        ended        ended        ended        ended        ended
                                                       (Unaudited)    08/31/01     08/31/00     08/31/99     08/31/98     08/31/97
                                                      ------------    --------    ---------    ---------    ---------     --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......          $  21.33      $  24.19     $  25.59     $  23.84     $  18.49     $  14.09
                                                        --------      --------     --------     --------     --------     --------
  Net investment income/(loss) (+) ...........              0.06          0.19         0.15         0.09         0.16         0.19
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies ........             (1.58)        (2.89)       (0.60)        3.14         5.94         5.33
                                                        --------      --------     --------     --------     --------     --------
      Net increase/(decrease) in net assets
        resulting from operations ............             (1.52)        (2.70)       (0.45)        3.23         6.10         5.52
                                                        --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income .......                --         (0.16)       (0.14)       (0.07)       (0.12)       (0.12)
  Dividends in excess of net investment income                --            --           --        (0.02)       (0.02)       (0.05)
  Distributions from net realized gains ......                --            --        (0.48)       (1.35)       (0.55)       (0.86)
  Distributions in excess of net realized gains               --            --        (0.32)          --           --           --
  Return of capital ..........................                --         (0.00)**     (0.01)       (0.04)       (0.06)       (0.09)
                                                        --------      --------     --------     --------     --------     --------
      Total dividends and distributions ......                --         (0.16)       (0.95)       (1.48)       (0.75)       (1.12)
                                                        --------      --------     --------     --------     --------     --------
  Net asset value, end of period .............          $  19.81      $  21.33     $  24.19     $  25.59     $  23.84     $  18.49
                                                        ========      ========     ========     ========     ========     ========
  TOTAL INVESTMENT RETURN (2) ................             (7.13)%(4)   (11.17)%      (1.81)%      13.39%       32.58%       39.15%

RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .........          $ 17,826      $ 27,198     $ 39,913     $ 36,469     $ 25,029     $  8,321
  Ratios of expenses to average net assets (5)              0.84%(3)      0.84%        0.99%        1.04%        1.11%        1.67%
  Ratios of net investment income/(loss) to
    average net assets (5) ...................              0.59%(3)      0.82%        0.57%        0.31%        0.61%        1.04%
  Portfolio turnover rate (6) ................              5.64%        25.64%       39.42%       16.58%        9.10%       19.21%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
        Ratios of expenses to average
          net assets before
          waivers/reimbursements .............                --            --           --           --           --         1.67%
        Ratios of net investment income/
          (loss) to average net assets
          before waivers/reimbursements ......                --            --           --           --           --         1.04%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).
(7) Excludes foreign taxes paid on stock
    dividends. See Note 1.

                 See accompanying notes to financial statements.

                                     116-117

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS (continued)                                   iSHARES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                    iSHARES MSCI
                                                                                       SWEDEN
                                                                                     INDEX FUND
                                                       --------------------------------------------------------------------
                                                          For the
                                                        six months      For the    For the    For the    For the    For the
                                                           ended         year       year       year       year       year
                                                         02/28/02        ended      ended      ended      ended      ended
                                                        (Unaudited)    08/31/01   08/31/00   08/31/99   08/31/98   08/31/97
                                                       -------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..........         $ 12.88       $ 24.38    $ 22.26    $ 18.39    $ 18.32     $14.67
                                                          -------       -------    -------    -------    -------     ------
  Net investment income/(loss) (+) ..............           (0.05)         0.07       0.14       0.10       0.10      (0.03)
  Net realized and unrealized gain/(loss)
    on investments and foreign
    currency related transactions
    and translation of other assets
    and liabilities denominated in
    foreign currencies ..........................            0.09        (11.52)      8.38       4.52       0.95       4.45
                                                          -------       -------    -------    -------    -------     ------
      Net increase/(decrease) in net assets
        resulting from operations ...............            0.04        (11.45)      8.52      4.62        1.05       4.42
                                                          -------       -------    -------    -------    -------     ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........              --         (0.05)     (0.12)     (0.09)     (0.08)        --
  Dividends in excess of net investment income ..              --            --      (0.02)     (0.01)     (0.01)        --
  Distributions from net realized gains .........              --            --      (6.09)     (0.62)     (0.86)     (0.77)
  Distributions in excess of net realized gains .              --            --      (0.13)     (0.01)     (0.01)        --
  Return of capital .............................              --         (0.00)**   (0.04)     (0.02)     (0.02)        --
                                                          -------       --------   --------   -------    -------     ------
      Total dividends and distributions .........              --         (0.05)     (6.40)     (0.75)     (0.98)     (0.77)
                                                          -------       --------   --------   -------    -------     ------
  Net asset value, end of period ................         $ 12.92       $ 12.88    $ 24.38    $ 22.26    $ 18.39     $18.32
                                                          =======       =======    =======    =======    =======     ======
TOTAL INVESTMENT RETURN (2) .....................            0.31%(4)    (46.99)%    39.15%     25.09%      5.48%     30.10%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..........         $10,660       $10,630    $23,774    $20,034    $13,791     $8,243
  Ratios of expenses to average net assets (5) ..            0.84%(3)      0.84%      1.03%      1.13%      1.17%      1.64%
  Ratios of net investment income/(loss) to
    average net assets (5) ......................           (0.79)%(3)     0.40%      0.46%      0.49%      0.48%     (0.19)%
  Portfolio turnover rate (6) ...................           13.23%        42.82%     90.13%     33.44%     10.88%     13.71%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net
         assets before
         waivers/reimbursements .................              --            --         --         --         --       1.64%
       Ratios of net investment income/
        (loss) to average net assets
         before waivers/reimbursements ..........              --            --         --         --         --      (0.19)%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).
(7) Excludes foreign taxes paid on stock
    dividends. See Note 1.


                                                                                    iSHARES MSCI
                                                                                     SWITZERLAND
                                                                                     INDEX FUND
                                                  -------------------------------------------------------------------------------
                                                     For the
                                                   six months       For the     For the      For the       For the       For the
                                                      ended          year        year         year          year          year
                                                    02/28/02         ended       ended        ended         ended         ended
                                                   (Unaudited)     08/31/01    08/31/00     08/31/99      08/31/98      08/31/97
                                                   -----------     --------    --------     --------      --------      --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..........    $ 12.95        $ 15.54     $ 15.39      $ 15.55       $ 13.79       $ 12.29
                                                     -------        -------     -------      -------       -------       -------
  Net investment income/(loss) (+) ..............      (0.05)          0.04        0.04         0.04         (0.00)**      (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign
    currency related transactions
    and translation of other assets
    and liabilities denominated in
    foreign currencies ..........................      (0.65)         (2.54)       0.27         0.19          3.01          2.11
                                                     -------        -------     -------      -------       -------       -------
      Net increase/(decrease) in net assets
        resulting from operations ...............      (0.70)         (2.50)       0.31         0.23          3.01          2.07
                                                     -------        -------     -------      -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........      (0.01)         (0.04)      (0.03)       (0.03)           --            --
  Dividends in excess of net investment income ..         --          (0.01)      (0.01)       (0.04)        (0.01)           --
  Distributions from net realized gains .........         --             --       (0.11)       (0.17)        (1.21)        (0.57)
  Distributions in excess of net realized gains .         --          (0.04)         --        (0.14)           --            --
  Return of capital .............................         --             --       (0.01)       (0.01)        (0.03)        (0.00)**
                                                     -------        -------     -------      -------       -------       -------
      Total dividends and distributions .........      (0.01)         (0.09)      (0.16)       (0.39)        (1.25)        (0.57)
                                                     -------        -------     -------      -------       -------       -------
  Net asset value, end of period ................    $ 12.24        $ 12.95     $ 15.54      $ 15.39       $ 15.55       $ 13.79
                                                     =======        =======     =======      =======       =======       =======
TOTAL INVESTMENT RETURN (2) .....................      (5.44)%(4)    (16.08)%      1.96%        1.47%        21.24%        16.69%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..........    $30,619        $32,384     $44,685      $38,499       $29,163       $13,805
  Ratios of expenses to average net assets (5) ..       0.84%(3)       0.84%       1.01%        1.09%         1.15%         1.52%
  Ratios of net investment income/(loss) to
    average net assets (5) ......................      (0.76)%(3)      0.29%       0.23%        0.24%        (0.03)%       (0.29)%
  Portfolio turnover rate (6) ...................       7.23%         33.68%      34.87%       35.10%        43.09%        48.05%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net
         assets before
         waivers/reimbursements .................         --             --          --           --            --          1.53%
       Ratios of net investment income/
        (loss) to average net assets
         before waivers/reimbursements ..........         --             --          --           --            --         (0.29)%
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).
(7) Excludes foreign taxes paid on stock
    dividends. See Note 1.


                                                                      iSHARES MSCI
                                                                         TAIWAN
                                                                       INDEX FUND
                                                     --------------------------------------------
                                                       For the
                                                      six months       For the         For the
                                                         ended          year           period
                                                       02/28/02         ended        06/21/00*-
                                                      (Unaudited)      08/31/01        08/31/00
                                                     -------------     --------      -----------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..........       $   9.01       $  16.41        $ 19.59(1)
                                                        --------       --------        -------
  Net investment income/(loss) (+) ..............          (0.05)         (0.03)         (0.01)
  Net realized and unrealized gain/(loss)
    on investments and foreign
    currency related transactions
    and translation of other assets
    and liabilities denominated in
    foreign currencies ..........................           1.76          (7.37)         (2.31)
                                                          ------       --------        -------
      Net increase/(decrease) in net assets
        resulting from operations ...............           1.71          (7.40)         (2.32)
                                                          ------       --------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........             --             --          (0.32)
  Dividends in excess of net investment income ..             --             --             --
  Distributions from net realized gains .........             --             --             --
  Distributions in excess of net realized gains .             --             --          (0.10)
  Return of capital .............................             --             --          (0.44)
                                                          ------       --------        -------
      Total dividends and distributions .........             --             --          (0.86)
                                                          ------       --------        -------
  Net asset value, end of period ................       $  10.72       $   9.01        $ 16.41
                                                        ========       ========        =======
TOTAL INVESTMENT RETURN (2) .....................          18.98%(4)     (45.09)%       (12.10)%(4)

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ..........       $159,754       $110,786        $42,667
  Ratios of expenses to average net assets (5) ..           0.99%(3)(7)    0.99%(7)       0.99%(3)
  Ratios of net investment income/(loss) to
    average net assets (5) ......................           1.01%(3)      (0.23)%        (0.28)%(3)
  Portfolio turnover rate (6) ...................           2.77%         29.84%         51.68%

 *  Commencement of operations.
**  Less than one cent per share.
 +  Based on average shares outstanding
    throughout the period.
(1) Net asset value per share on commencement
    of operations.
(2) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(3) Annualized
(4) Not Annualized
(5) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net
         assets before
         waivers/reimbursements .................             --             --           1.60%(3)
       Ratios of net investment income/
        (loss) to average net assets
         before waivers/reimbursements ..........             --             --          (0.89)%(3)
(6) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).
(7) Excludes foreign taxes paid on stock
    dividends. See Note 1.

                 See accompanying notes to financial statements.

                                     118-119

FEBRUARY 28, 2002

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                      iSHARES MSCI
                                                                                     UNITED KINGDOM
                                                                                       INDEX FUND
                                                       --------------------------------------------------------------------
                                                          For the
                                                        six months      For the    For the    For the   For the    For the
                                                           ended          year       year       year      year       year
                                                         02/28/02         ended      ended      ended     ended      ended
                                                        (Unaudited)     08/31/01   08/31/00   08/31/99  08/31/98   08/31/97
                                                       -------------    --------   --------   --------  --------   --------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ........           $  15.11       $ 18.35   $  20.25   $  18.48   $ 16.50    $ 13.15
                                                          --------       -------   --------   --------   -------    -------
  Net investment income/(loss) (+) ............               0.28          0.26       0.27       0.44      0.37       0.38
  Net realized and unrealized gain/(loss)
    on investments and foreign currency
    related transactions and translation
    of other assets and liabilities
    denominated in foreign currencies .........              (1.19)        (3.23)     (0.85)      2.40      2.12       3.62
                                                          --------       -------   --------   --------   -------    -------
      Net increase/(decrease) in net
        assets resulting from operations ......              (0.91)        (2.97)     (0.58)      2.84      2.49       4.00
                                                          --------       -------   --------   --------   -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment income ........              (0.22)        (0.25)     (0.23)     (0.36)    (0.29)     (0.32)
  Dividends in excess of net investment income                  --            --      (0.02)     (0.01)    (0.04)     (0.06)
  Distributions from net realized gains .......                 --            --      (0.84)     (0.60)    (0.11)     (0.17)
  Distributions in excess of net realized gains                 --         (0.02)     (0.19)     (0.02)       --         --
  Return of capital ...........................                 --            --      (0.04)     (0.08)    (0.07)     (0.10)
                                                          --------       -------   --------   --------   -------    -------
      Total dividends and distributions .......              (0.22)        (0.27)     (1.32)     (1.07)    (0.51)     (0.65)
                                                          --------       -------   --------   --------   -------    -------
  Net asset value, end of period ..............           $  13.98      $  15.11   $  18.35   $  20.25   $ 18.48    $ 16.50
                                                          ========      ========   ========   ========   =======    =======
TOTAL INVESTMENT RETURN (1) ...................              (6.06)%(3)   (16.20)%    (3.00)%    15.33%    14.98%     30.48%

RATIOS/ SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ........           $117,443      $117,883   $146,803   $113,402   $62,846    $29,721
  Ratios of expenses to average net assets (4)                0.84%(2)      0.84%      0.94%      0.97%     1.03%      1.38%
  Ratios of net investment income/(loss) to
    average net assets (4) ....................               3.95%(2)      1.57%      1.39%      2.16%     1.90%      2.47%
  Portfolio turnover rate (5) .................              12.75%        30.08%     32.83%     13.24%     2.83%      1.84%

 +  Based on average shares outstanding
    throughout the period.
(1) Total investment return is calculated
    assuming a purchase of capital stock at net
    asset value per share on the first day and
    a sale at the net asset value per share on
    the last day of the period reported.
    Dividends and distributions, if any, are
    assumed, for purposes of this calculation,
    to be reinvested at the net asset value per
    share on the ex-dividend date.
(2) Annualized
(3) Not Annualized
(4) Includes voluntary waivers of the listing
    fee through December 31, 1996 and
    reimbursements from the Adviser commencing
    with the year ended August 31, 2000. If
    such waivers/reimbursements had not been
    made the ratios of expenses to average net
    assets and ratios of net investment
    income/(loss) to average net assets would
    have been as follows:
       Ratios of expenses to average net assets
         before waivers/reimbursements ........                 --            --         --         --        --       1.38%
       Ratios of net investment income/
         (loss) to average net assets
         before waivers/reimbursements ........                 --            --         --         --        --       2.47%
(5) Excludes portfolio securities received or
    delivered as a result of processing capital
    share transactions in Creation Unit(s).


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                          iSHARES, INC.
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     iShares, Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994. As of February 28, 2002, the Company offers 22 investment portfolios (each, a "Fund", collectively, the "Funds").

     The Funds offered by the Company as of February 28, 2002 are traded on the American Stock Exchange, Inc. (the "AMEX") under the following symbols:

         iSHARES MSCI INDEX FUND                                 SYMBOL
         ------------------------------                          ------
         iShares MSCI Australia Index Fund                        EWA
         iShares MSCI Austria Index Fund                          EWO
         iShares MSCI Belgium Index Fund                          EWK
         iShares MSCI Brazil Index Fund                           EWZ
         iShares MSCI Canada Index Fund                           EWC
         iShares MSCI EMU Index Fund                              EZU
         iShares MSCI France Index Fund                           EWQ
         iShares MSCI Germany Index Fund                          EWG
         iShares MSCI Hong Kong Index Fund                        EWH
         iShares MSCI Italy Index Fund                            EWI
         iShares MSCI Japan Index Fund                            EWJ
         iShares MSCI Malaysia Index Fund                         EWM
         iShares MSCI Mexico Index Fund                           EWW
         iShares MSCI Netherlands Index Fund                      EWN
         iShares MSCI Pacific ex-Japan Index Fund                 EPP
         iShares MSCI Singapore Index Fund                        EWS
         iShares MSCI South Korea Index Fund                      EWY
         iShares MSCI Spain Index Fund                            EWP
         iShares MSCI Sweden Index Fund                           EWD
         iShares MSCI Switzerland Index Fund                      EWL
         iShares MSCI Taiwan Index Fund                           EWT
         iShares MSCI United Kingdom Index Fund                   EWU

     The investment objective of each Fund is to seek to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in particular markets, as represented by a particular equity securities index compiled by Morgan Stanley Capital International Inc. ("MSCI"). The investment adviser utilizes a "passive" or index approach to try to achieve each Fund's investment objective.

     Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

     Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with those of domestic origin. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation; and the risk of war.

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

     Certain  prior  year  amounts  in  the  financial   statements   have  been
reclassified to be consistent with the current year presentation.

--------------------------------------------------------------------------------

SECURITY VALUATION

     Portfolio securities for which market prices are readily available are valued using the official closing prices of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Funds. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Company's Board of Directors.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Common expenses incurred by the Company are allocated among the Funds based on the ratio of average net assets of each Fund to the combined net assets, or other appropriate method. Other expenses, directly related to a specific Fund, are charged to that Fund.

FOREIGN CURRENCY TRANSLATION

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

     Foreign currency and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, exchange rates as of 4:00 p.m. London time, except for the exchange rate for the MSCI Mexico Index, which is as of 3:00 p.m. Eastern time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment adviser concludes that such rate is more appropriate.

     Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

     South Korea and Taiwan levy a tax at a rate of 16.5% and 20.0%, respectively, based on the par value of stock dividends received by the iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, respectively. These taxes are paid by the Funds receiving the stock dividends and are disclosed in their respective Statements of Operations.

EQUALIZATION

     The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

     In addition, the Company intends to distribute, at least annually, amounts representing the dividend yield on the underlying portfolio securities of each Fund, net of expenses, as if the Fund owned the underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended February 28, 2002.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

     From November 1, 2000 to August 31, 2001, certain of the Funds incurred net foreign exchange losses and net realized capital losses. As permitted by tax regulations, the following Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2002.

                                     NET FOREIGN EXCHANGE   NET REALIZED CAPITAL
       iSHARES MSCI INDEX FUND               LOSSES                  LOSSES
       --------------------------    --------------------   --------------------
       Australia                            $ 8,681              $ 3,506,198
       Austria                                1,921                1,679,007
       Belgium                                2,155                1,677,678
       Brazil                               190,859                1,941,883
       Canada                                    --                  825,657
       EMU                                    6,312                1,803,939
       France                                   876                3,863,111
       Germany                               36,767               13,573,336
       Hong Kong                                 98                4,971,970
       Italy                                  8,932                3,264,876
       Japan                                253,067               61,794,499
       Malaysia                               2,664               10,068,186
       Mexico                                    --                  894,617
       Netherlands                           15,860                3,204,119
       Singapore                              3,276                4,711,069
       South Korea                           41,733                1,432,687
       Spain                                 11,329                2,082,122
       Sweden                                 6,275                3,259,157
       Switzerland                               --                2,457,965
       Taiwan                                11,995               11,673,550
       United Kingdom                            --                9,779,858

     At August 31, 2001, certain of the Funds had tax basis net capital loss carryforwards. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

       iSHARES MSCI INDEX FUND              2007              2008               2009
       --------------------------        ----------       ----------         ------------
       Australia                         $  674,889         $630,985           $1,971,994
       Austria                                4,273          551,208              336,553
       Belgium                                   --           94,675              450,543
       Brazil                                    --               --               94,163
       EMU                                       --               --                  443
       Germany                                   --               --               86,860
       Hong Kong                          4,085,707               --                   --
       Japan                                     --               --            2,959,030
       Malaysia                           8,654,333               --                   --
       Netherlands                               --               --               60,885
       South Korea                               --               --              556,540
       Spain                                     --               --               20,276
       Sweden                                    --               --              126,557


     If any of the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law code, as "passive foreign investment companies", such Funds may elect to mark-to-market annually the shares of the passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

     For the year ended August 31, 2001, each Fund reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions.

--------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Barclays Global Fund Advisors ("BGFA") acts as investment adviser to the Company and is responsible for the investment management of each Fund. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA serves as investment adviser to each Fund pursuant to an Advisory Agreement between the Company and BGFA dated December 28, 2001 (except the Advisory Agreement applicable to the iShares MSCI Singapore Index Fund ("Singapore Index Fund") is dated May 8, 2000). Under these agreements, BGFA is responsible for placing purchase and sale orders, providing continuous supervision of the investment portfolio of each Fund, and the general management of the Company's affairs.

     For its investment management services to each Fund, except for the iShares MSCI Brazil, iShares MSCI Pacific ex-Japan, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee on the aggregate net assets of the Funds, other than the iShares MSCI Brazil, Pacific ex-Japan, South Korea and Taiwan Index Funds, as follows:

         ADVISORY
         FEE                 AVERAGE DAILY NET ASSETS
         ---------           ------------------------
         0.59%               First $7 billion
         0.54                Over $7 billion, up to and including $11 billion
         0.49                Over $11 billion

     For its investment management services to the iShares MSCI Brazil, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee on the aggregate net assets of these three Funds as follows:

         ADVISORY
         FEE                 AVERAGE DAILY NET ASSETS
         ---------           ------------------------
         0.74%               First $2 billion
         0.69                Over $2 billion, up to and including $4 billion
         0.64                Over $4 billion

     For its investment management services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee on the aggregate net assets of the Fund of 0.50% per annum.

     Under the Advisory Agreement, except for the Singapore Index Fund, BGFA is responsible for all of the expenses of each of the Funds, other than interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, extraordinary expenses, distribution fees and advisory fees. Prior to December 28, 2001 and pursuant to the prior advisory agreement, the investment advisory fee paid to BGFA with respect to each Fund was reduced by the aggregate of such Fund's fees and expenses (subject to the exceptions in the prior sentence). BGFA also agreed to reimburse each Fund to the extent that the expenses of any Fund (subject to the same exceptions) exceeded the investment advisory fee as stated in the above advisory fee tables. These fee reduction and reimbursement provisions still apply to the Singapore Index Fund.

     Barclays Global Investors, N.A. ("BGI") has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

     PFPC Inc. (the "Administrator") acts as administration and accounting services agent of the Company, pursuant to an Administration and Accounting Services Agreement with the Company. The Administrator is responsible for certain clerical, recordkeeping and bookkeeping services. For its services to the Company, the Administrator is paid aggregate fees equal to each Fund's allocable portion of 0.15% per annum of the average aggregate daily net assets of the Company up to $3 billion; plus 0.10% per annum of the average aggregate daily net assets of the Company between $3 billion and $4.5 billion and 0.095% of the average aggregate daily net assets of the Company in excess of $4.5 billion. The Administrator receives a minimum monthly fee of 0.05% of the aggregate average daily net assets of the Company plus $131,250 for the Funds. The Administrator pays Morgan Stanley & Co. Incorporated a fee of 0.05% of the average daily net assets of the Company for sub-administration services.

     PFPC Inc., an affiliate of the Administrator, serves as transfer agent and dividend disbursement agent for the Funds.

     SEI Investments Distribution Co. (the "Distributor") serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Company has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Company's Plan, the Distributor is entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related services.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

     JPMorgan Chase Bank (the "Custodian") serves as global custodian and securities lending agent to each of the Funds. For its custody services to each Fund, the Custodian is paid per annum fees based on the aggregate net assets of each Fund as follows:

                                         CUSTODIAN                                       CUSTODIAN
       iSHARES MSCI INDEX FUND              FEE              iSHARES MSCI INDEX FUND        FEE
       -----------------------           ---------           -----------------------     ---------
       Australia                           0.05%             Malaysia                       0.07%
       Austria                             0.06              Mexico                         0.15
       Belgium                             0.05              Netherlands                    0.04
       Brazil                              0.20              Singapore                      0.05
       Canada                              0.02              South Korea                    0.15
       France                              0.05              Spain                          0.05
       Germany                             0.04              Sweden                         0.05
       Hong Kong                           0.04              Switzerland                    0.05
       Italy                               0.05              Taiwan                         0.20
       Japan                               0.026             United Kingdom                 0.01

     The Custodian is paid a per annum fee for the iShares MSCI EMU Index Fund based on the aggregate net assets of the Fund's investments in each of Austria, Belgium, France, Germany, Italy, Netherlands and Spain at the fees applicable to these countries, plus fees at rates of 0.06%, 0.40%, 0.06% and 0.20% for aggregate net assets of the Fund's investments in each of Finland, Greece, Ireland and Portugal, respectively. For its services to the iShares MSCI Pacific ex-Japan Index Fund, the Custodian is paid a per annum fee based on the aggregate net assets of each of the Fund's investments in Australia, Hong Kong and Singapore at the fees applicable to these countries, plus a fee at the rate of 0.04% for the aggregate net assets of the Fund's investments in New Zealand. The Custodian also receives certain fees for each transaction of each Fund and is reimbursed for certain out-of-pocket expenses. For its services in connection with lending portfolio securities of the Funds, the Custodian receives 40% of the net investment income earned on the collateral for securities loaned from each Fund.

     At the Board of Directors meeting held on February 28, 2002, the Board approved the motion to consolidate service providers for the Company. As a result, Investors Bank & Trust Company was named as the new combined Administrator and Custodian for the Funds, to replace PFPC Inc. and JPMorgan Chase Bank.

     As a result of using an index approach to investing, the iShares MSCI United Kingdom Index Fund held shares of Barclays PLC, with a current market value of $3,478,537 as of February 28, 2002. Barclays PLC is an affiliate of BGFA, the Fund's investment adviser.

     The Company pays each director not affiliated with BGFA an annual retainer and reimburses the directors for travel and out-of-pocket expenses incurred in connection with their attendance at Board of Directors meetings.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended February 28, 2002, were as follows:

       iSHARES MSCI INDEX FUND            PURCHASES               SALES
       --------------------------       -------------          -----------
       Australia                         $ 1,568,194           $ 1,324,789
       Austria                             2,257,870             2,303,800
       Belgium                               639,651               719,746
       Brazil                             64,064,451             2,251,140
       Canada                              1,022,268               847,867
       EMU                                 1,216,423             1,229,138
       France                                613,968               823,417
       Germany                               208,979               592,806
       Hong Kong                           4,628,429             4,461,202
       Italy                               1,263,102             1,360,029
       Japan                               3,521,228             4,538,053
       Malaysia                            1,771,687            11,454,270
       Mexico                              2,486,277             2,308,698
       Netherlands                         1,829,680             1,801,485
       Pacific ex-Japan                      174,596               149,492
       Singapore                           5,406,466             5,061,747

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------


       iSHARES MSCI INDEX FUND              PURCHASES                SALES
       --------------------------          -----------            -----------
       South Korea                         $30,770,173            $ 6,562,107
       Spain                                 1,318,413              1,317,776
       Sweden                                1,372,880              1,394,417
       Switzerland                           2,212,232              2,332,325
       Taiwan                               26,562,709              3,599,027
       United Kingdom                       14,992,406             15,797,124

     In-kind transactions for the six months ended February 28, 2002 were as follows:

                                             IN-KIND                IN-KIND
       iSHARES MSCI INDEX FUND              PURCHASES                SALES
       --------------------------         ------------             ----------
       Australia                           $ 1,795,651             $       --
       Canada                                       --              3,203,058
       EMU                                   5,361,520                     --
       France                                3,422,414                     --
       Germany                               8,592,100              8,647,475
       Hong Kong                            13,762,328                     --
       Japan                                30,924,115             39,658,030
       Mexico                               75,200,601              9,894,844
       Pacific ex-Japan                     41,131,469              5,617,198
       Singapore                            14,779,375                     --
       Spain                                        --              7,502,189
       United Kingdom                        8,557,829                     --

4.   iSHARES TRANSACTIONS

     The Company's authorized shares are 10.9 billion shares of $.001 par value capital stock. The following number of shares are authorized to each Fund currently in operation:

       iSHARES MSCI INDEX FUND        AUTHORIZED SHARES
       --------------------------     -----------------
       Australia                          127,800,000
       Austria                             19,800,000
       Belgium                            136,200,000
       Brazil                             500,000,000
       Canada                             340,200,000
       EMU                                500,000,000
       France                             340,200,000
       Germany                            382,200,000
       Hong Kong                          191,400,000
       Italy                               63,600,000
       Japan                            2,124,600,000
       Malaysia                           127,800,000
       Mexico                             255,000,000
       Netherlands                        255,000,000
       Pacific ex-Japan                   500,000,000
       Singapore                          191,400,000
       South Korea                        200,000,000
       Spain                              127,800,000
       Sweden                              63,600,000
       Switzerland                        318,625,000
       Taiwan                             200,000,000
       United Kingdom                     943,200,000

     The Company issues and redeems shares ("iShares") of each Fund only in aggregations of a specified number of iShares (each, a "Creation Unit") at net asset value. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

     The consideration for purchase of Creation Units of a Fund is generally the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index (the "Basket Securities") and an amount of cash (the "Cash Component") (except for the iShares MSCI Brazil Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund which are offered in Creation Units solely for cash in U.S. dollars). In addition, certain Funds may include securities that are not in its respective MSCI Index in the Basket Securities. Non-Basket Securities may also be held by a Fund as a result of corporate actions, odd share lots, or as a result of rebalancing of the Basket Securities.

5.   LOANS OF PORTFOLIO SECURITIES

     Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, letters of credit issued by banks approved by BGFA, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value equal to at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     As of February 28, 2002, certain of the Funds had loaned securities which were collateralized by cash. The market values of the securities on loan at February 28, 2002, and the cash collateral received are disclosed in the Statements of Assets and Liabilities.

6.   BORROWINGS

     As of June 25, 2001, the Company entered into a Line of Credit Agreement with The Chase Manhattan Bank for $25,000,000. Each Fund may borrow under the credit agreement solely for temporary or emergency purposes. Each Fund pays a commitment fee of 0.15% per annum based upon each Fund's pro rata share of the average daily unused amount of the aggregate commitment. Amounts borrowed under the agreement bear interest at a rate per annum equal to the Federal Funds Rate plus 0.50% per annum.

     As of February 28, 2002, there were no outstanding advances under this agreement.

                                           AVERAGE ADVANCES               AVERAGE          NUMBER OF DAYS
                                              OUTSTANDING                 INTEREST            OUTSTANDING
       iSHARES MSCI INDEX FUND             DURING THE PERIOD                RATE           DURING THE PERIOD
       --------------------------          -----------------              --------         -----------------
       Australia                                $320,833                   4.0938%                 18
       Belgium                                   100,000                   2.3750                   7
       Mexico                                    150,000                   3.2115                  13
       Singapore                                 200,000                   4.1875                   6
       Spain                                     100,000                   4.1875                   6


7.   LEGAL PROCEEDINGS

     A United States patentholder named MOPEX, Inc. has asked the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois for leave to amend its complaint to add the Company, along with seven other parties, as a defendant. If such leave is granted, there would be a total of twenty defendants, including the Company's investment adviser, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, which may in the near future include the Company, infringed their patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe their patent. Although this is the only case to which MOPEX has sought to add the Company as a named party, this action is one of three involving related issues. If the Company should be added as a party to the action, the Company believes that it has valid defenses to all claims raised by the patentholder. However, if named as a party, a resolution of this case may impose increased costs on the Company, thus raising its expense ratio and potentially adversely affecting its performance.

8.   CHANGE IN INDEPENDENT ACCOUNTANTS

     As a result of the resignation of Ernst & Young LLP ("E&Y") as the Funds' independent accountants, the Audit Committee and the Board of Directors of the Funds voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Funds' year ended August 31, 2001. During the two previous years, the audit reports of E&Y contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Funds and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

RESULTS OF SPECIAL SHAREHOLDERS MEETING (Unaudited)                iSHARES, INC.
--------------------------------------------------------------------------------

     A special meeting of the shareholders of iShares, Inc. (the "Company") was held on December 19, 2001. At the meeting, the following matters were voted upon by the shareholders. Shareholders of the iShares MSCI Singapore Index Fund did not approve Proposals 2, 3 and 4. Proposals 3 and 4 did not pass in the iShares MSCI South Korea Index Fund and the iShares MSCI Mexico Index Fund. All other proposals were approved and the results of voting are presented below.

PROPOSAL 1*
-----------

     To elect the six nominees specified below as Directors of the Company, each of whom will serve until his respective successor is elected and qualified.

                                          VOTES          VOTES          VOTES
                                           FOR          AGAINST      ABSTAINING
                                       ----------      ---------     ----------
         Nathan Most                   80,031,635      1,585,430       585,419
         Richard K. Lyons              80,087,104      1,528,981       586,397
         George G.C. Parker            80,206,531      1,411,377       584,576
         John B. Carroll               80,213,590      1,399,965       588,928
         Garrett F. Bouton             80,212,728      1,398,467       591,287
         W. Allen Reed                 80,227,345      1,398,033       577,105

     Messrs. Most, Carroll and Reed previously served as Directors of the Company and were reelected. Messrs. Lyons, Parker and Bouton were newly elected.

PROPOSAL 2
----------

     To approve a new advisory agreement with Barclays Global Fund Advisors in order to effect a change to the fee structure.

                                          VOTES          VOTES          VOTES
         iSHARES MSCI INDEX FUND           FOR          AGAINST      ABSTAINING
         -----------------------       ----------      --------      ----------
         Australia                      5,218,230         13,528         8,087
         Austria                          787,639          6,543         1,001
         Belgium                          460,728          5,727         2,259
         Brazil                           626,687          1,360         6,695
         Canada                         1,605,768         24,185         5,550
         EMU                              848,710          8,509         3,008
         France                         1,595,574          7,704         4,173
         Germany                        4,143,547        164,659        15,410
         Hong Kong                      2,927,240         53,951        45,619
         Italy                          1,166,484         21,570           352
         Japan                         30,508,180        639,114       266,321
         Malaysia                       9,322,460        510,931        46,642
         Mexico                         1,530,313         59,645        48,721
         Netherlands                      657,984          8,001         2,143
         Singapore                      6,262,054      4,186,435        82,725
         South Korea                    1,496,477          3,741         1,027
         Spain                            846,086          4,570         1,670
         Sweden                           451,301          2,276         3,448
         Switzerland                    1,392,729          8,876         2,472
         Taiwan                         8,500,275         14,525         8,966
         United Kingdom                 4,052,606        127,633         9,967
                                                                   iSHARES, INC.
--------------------------------------------------------------------------------

PROPOSAL 3
----------

     To approve a change to the Company's fundamental investment policy to permit each Index Fund to invest 25% or more of its total assets in a single issuer.

                                                     VOTES               VOTES             VOTES                BROKER
         iSHARES MSCI INDEX FUND                      FOR               AGAINST          ABSTAINING           NON-VOTES**
         --------------------------               ----------           ----------        ----------           -----------
         Australia                                 4,566,084             128,417             8,164               537,180
         Austria                                     592,395              11,192             1,066               190,530
         Belgium                                     331,114              12,409             1,727               123,464
         Brazil                                      473,313               6,389             7,485               147,555
         Canada                                    1,119,723              78,272             6,105               431,402
         EMU                                         577,349              30,209             1,914               250,755
         France                                    1,089,533              60,793             5,363               451,762
         Germany                                   3,013,609             375,738            13,837               920,432
         Hong Kong                                 2,074,258             164,613            15,969               771,970
         Italy                                       813,326               7,666             1,715               365,699
         Japan                                    21,565,829           1,542,923           227,835             8,077,028
         Malaysia                                  6,780,543             640,697            42,149             2,416,645
         Mexico                                      742,809             151,704            49,759               694,407
         Netherlands                                 455,089              13,140             1,265               198,634
         Singapore                                 2,941,417           4,267,886            71,331             3,250,579
         South Korea                                 894,759              15,352               927               590,207
         Spain                                       593,328              14,664             2,440               241,894
         Sweden                                      317,304              11,441             2,460               125,821
         Switzerland                                 968,175              21,306             4,625               409,971
         Taiwan                                    6,527,685             156,952             8,941             1,830,188
         United Kingdom                            2,962,892             200,830            10,764             1,015,718

PROPOSAL 4
----------

     To approve a change to the Company's fundamental investment policy with respect to industry concentration.

                                                     VOTES              VOTES              VOTES                BROKER
         iSHARES MSCI INDEX FUND                      FOR              AGAINST           ABSTAINING           NON-VOTES**
         --------------------------               ----------           ---------         ----------           -----------
         Australia                                 4,565,354             129,127             8,184               537,180
         Austria                                     597,765               4,457             2,431               190,530
         Belgium                                     337,214               6,462             1,574               123,464
         Brazil                                      474,421               5,281             7,485               147,555
         Canada                                    1,130,487              66,818             6,795               431,402
         EMU                                         584,673              22,872             1,927               250,755
         France                                    1,090,283              57,340             8,066               451,762
         Germany                                   3,031,995             352,206            18,983               920,432
         Hong Kong                                 2,100,329             133,296            21,215               771,970
         Italy                                       812,824               8,346             1,537               365,699
         Japan                                    21,766,135           1,274,909           295,543             8,077,028
         Malaysia                                  6,840,531             575,134            47,723             2,416,645
         Mexico                                      751,103             142,806            50,363               694,407
         Netherlands                                 455,508              12,709             1,277               198,634
         Singapore                                 3,036,902           4,163,488            80,245             3,250,579
         South Korea                                 896,094              13,479             1,465               590,207
         Spain                                       595,518              12,274             2,640               241,894
         Sweden                                      321,027               6,788             3,389               125,821
         Switzerland                                 971,210              18,605             4,291               409,971
         Taiwan                                    6,531,233             152,645             9,700             1,830,188
         United Kingdom                            2,965,577             195,398            13,512             1,015,718

RESULTS OF SPECIAL SHAREHOLDERS MEETING (Unaudited)(concluded)
--------------------------------------------------------------------------------

PROPOSAL 5
----------

     To approve a change of the iShares MSCI Japan Index Fund from diversified to non-diversified.

                                                     VOTES               VOTES              VOTES                BROKER
                                                      FOR               AGAINST           ABSTAINING           NON-VOTES**
                                                  ----------           ---------          ----------           -----------
                                                  21,869,940           1,323,934           142,714              8,077,028


PROPOSAL 6
--------------

     To approve a change of the iShares MSCI United Kingdom Index Fund from diversified to non-diversified.

                                                     VOTES               VOTES              VOTES                BROKER
                                                      FOR               AGAINST           ABSTAINING           NON-VOTES**
                                                  ----------           ---------          ----------           -----------
                                                   2,971,281             190,578            12,627              1,015,718

  * DENOTES COMPANY-WIDE PROPOSAL AND VOTING RESULTS.

** BROKER NON-VOTES ARE PROXIES RECEIVED BY THE FUND FROM BROKERS OR NOMINEES, WHO NEITHER HAS RECEIVED INSTRUCTIONS FROM THE BENEFICIAL OWNER OR OTHER
    PERSONS ENTITLED TO VOTE, NOR HAS DISCRETIONARY POWER TO VOTE ON A PARTICULAR MATTER.

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

[LOGO OMITTED]
iSHARES
-------
BARCLAYS GLOBAL INVESTORS


45 Fremont Street

San Francisco, CA

94105



www.ishares.com




1-800-iSHARES

1-800-474-2737


iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

PFPC serves as administrator and transfer agent for the iShares MSCI Series. The JPMorgan Chase Bank acts as custodian and securities lending agent.

iShares are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International Inc. Nor does this company make any representation regarding the advisability of investing in iShares.

(C)2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

NOT FDIC INSURED
HAVE NO BANK GUARANTEE
MAY LOSE VALUE

BGI-F-009-02000 (2/02)